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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Derek W. Smith, Secretary
Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Segall Bryant & Hamill Small Cap Value Fund
(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund
(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund
(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund
(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund
(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund
(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill Fundamental International Small Cap Fund
(Ticker Symbol: Retail - WTIFX; Institutional - WIIFX)

Segall Bryant & Hamill Global All Cap Fund
(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Workplace Equality Fund
(Ticker Symbol: Retail - WEQRX; Institutional - WEQIX)

Segall Bryant & Hamill Short Term Plus Fund
(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund
(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund
(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund
(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund
(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

SEMI-ANNUAL REPORT
JUNE 30, 2021

Table of Contents

SHAREHOLDER LETTER	1

FUND OVERVIEWS

Segall Bryant & Hamill Small Cap Value Fund	2

Segall Bryant & Hamill Small Cap Growth Fund	4

Segall Bryant & Hamill Small Cap Core Fund	6

Segall Bryant & Hamill All Cap Fund	8

Segall Bryant & Hamill Emerging Markets Fund	10

Segall Bryant & Hamill International Small Cap Fund	12

Segall Bryant & Hamill Fundamental International Small Cap Fund	14

Segall Bryant & Hamill Global All Cap Fund	16

Segall Bryant & Hamill Workplace Equality Fund	18

Segall Bryant & Hamill Short Term Plus Fund	20

Segall Bryant & Hamill Plus Bond Fund	22

Segall Bryant & Hamill Quality High Yield Fund	24

Segall Bryant & Hamill Municipal Opportunities Fund	26

Segall Bryant & Hamill Colorado Tax Free Fund	28

FUND EXPENSES	30

IMPORTANT DISCLOSURES	34

FINANCIAL STATEMENTS	37

Statements of Investments	37

Statements of Assets and Liabilities	95

Statements of Operations	99

Statements of Changes in Net Assets	103

Financial Highlights	108

Notes to Financial Statements	136

Liquidity Risk Management Program	154

Other Important Information	155

Semi-Annual Report | June 30, 2021 |

Intentionally Left Blank

Segall Bryant & Hamill Funds	Shareholder Letter
June 30, 2021 (Unaudited)

Dear Fellow Shareholders,

When we wrote last year’s semi-annual letter, in mid-2020, we made reference to the idea that the economic recovery from the COVID pandemic would depend not only on government stimulus measures but also on the degree of protection from either vaccinations or herd immunity that had been achieved globally and here at home. Careful readers of these letters will note that we also referred to this in the year-end report with a more optimistic tone. As we sit here today, writing this letter to you, the fact remains that herd immunity and the challenges of achieving it are proving to be critical factors. The current resurgence of positive COVID tests from the Delta variant and how quickly Delta has spread have brought the question of a return to “normal life” (whatever that proves to be) back to the fore, with the realization that getting through this pandemic is going to be longer and harder than anyone thought or hoped.

In contrast, the financial markets seem to be completely oblivious of this fact. Equity markets globally have continued their ascent in the first six months of the year, based on almost any metric or index. This has been driven by a combination of strong company earnings reports for the second quarter and continued downward pressure on interest rates. This decline in rates is noteworthy given how low interest rates were at year-end. Additionally, the fact that rates have declined in the face of rising levels of inflationary pressures, whether temporary or persistent, makes this development even more remarkable.

Janice M. Teague	Philip L. Hildebrandt, CFA
Chair	President

It is our view that the increases in inflation we began to experience in the first half of the year have been caused primarily by the difficulties of quickly and efficiently restoring supply chains. Normal supply chains were badly broken when global economies were in free fall last year and are woefully behind now that the recovery appears to be in place. If our view proves correct, then over the next year, inflationary pressures should begin to ease. However, whether this forecast proves correct or not will not be critical in the investment decisions made by each of the funds’ strategy teams. They will continue to adhere to their rigorous selection process driven by fundamental research on each security in the portfolio.

From an overall trust perspective, we are gratified by the confidence shareholders have placed in us during the historic and disruptive period caused by the pandemic. The total assets under management across our funds grew from $2.5 billion as of January 1, 2020, to $3.4 billion as of June 30, 2021. We often speak of the importance of downside protection—protecting shareholder capital when markets fall—and we saw the impact across our funds during the pandemic. When an investor portfolio declines less than the market, it is much less of a challenge for that portfolio to return to the value at which it started. This is a fundamental goal of our investment process.

We thank you for the confidence you have placed in the Segall Bryant & Hamill Funds over the last 18 months, and we remain committed to employing our disciplined, fundamental approach to active management for the benefit of our shareholders as we continue to emerge from this pandemic.

The views of the author and information discussed in the shareholder letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither Segall Bryant & Hamill, Segall Bryant & Hamill Funds, nor any Segall Bryant & Hamill Fund accept any liability for losses either direct or consequential caused by the use of this information. Diversification cannot guarantee gain or prevent losses.

Semi-Annual Report | June 30, 2021 |	1

Segall Bryant & Hamill Small Cap Value Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing primarily in equity securities of small-capitalization companies.

Fund Management

Mark T. Dickherber, CFA, CPA Portfolio Manager

Shaun P. Nicholson Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBRVX)	14.84%	49.54%	11.19%	13.35%	—	10.13%	12/9/19
Institutional Class (SBHVX)	14.98%	49.84%	11.34%	13.51%	—	10.29%	7/31/13
Russell 2000® Value Index	26.69%	73.28%	10.27%	13.62%	—	10.09%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.08%, Net: 1.08%

Institutional Class Annual Expense Ratio (per the current prospectus) – Gross: 1.01%, Net: 0.99%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

2	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Industrials	21.7%
Information Technology	13.3%
Financials	13.2%
Consumer Staples	10.3%
Health Care	8.8%
Materials	8.6%
Consumer Discretionary	6.4%
Real Estate	5.1%
Utilities	3.6%
Energy	3.3%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Coty, Inc.	4.8%
NCR Corp.	4.3%
Hain Celestial Group, Inc. (The)	4.1%
Regal Beloit Corp.	3.8%
Orthofix Medical, Inc.	3.5%
Equity Commonwealth	3.5%
Progress Software Corp.	3.0%
SPX Corp.	2.5%
FARO Technologies, Inc.	2.4%
Compass Minerals International, Inc.	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
PDC Energy, Inc.	1.12	1.00	Equity Commonwealth	3.67	-0.12
NCR Corp.	5.37	1.00	eHealth, Inc.	0.38	-0.12
Six Flags Entertainment Corp.	2.71	0.79	CIRCOR International, Inc.	0.94	-0.17
REV Group, Inc.	1.35	0.65	Glatfelter Corp.	1.45	-0.17
Coty, Inc.	2.43	0.58	Orthofix Medical, Inc.	3.83	-0.24

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing in a diversified portfolio of equity securities of primarily small-sized companies with growth potential.

Fund Management

Brian C. Fitzsimons, CFA Portfolio Manager

Mitch S. Begun, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTSGX)	8.95%	58.98%	25.00%	26.23%	—	16.36%	12/20/13
Institutional Class (WISGX)	8.98%	59.13%	25.24%	26.42%	—	16.63%	12/20/13
Russell 2000® Growth Index	8.98%	51.36%	15.94%	18.76%	—	12.72%

Retail Class Annual Expense Ratio (per the current prospectus) — Total: 1.04%

Institutional Class Annual Expense Ratio (per the current prospectus) — Total: 0.97%

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

4	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Health Care	22.9%
Information Technology	22.3%
Industrials	18.3%
Financials	12.2%
Consumer Discretionary	10.6%
Materials	4.1%
Communication Services	3.3%
Real Estate	1.9%
Consumer Staples	0.6%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Goosehead Insurance, Inc.	2.6%
Globant S.A.	2.5%
Endava PLC ADR	2.4%
Silicon Laboratories, Inc.	2.3%
Bright Horizons Family Solutions, Inc.	2.3%
Upwork, Inc.	2.0%
Trupanion, Inc.	1.9%
Churchill Downs, Inc.	1.8%
Amedisys, Inc.	1.8%
Omnicell, Inc.	1.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Upwork, Inc.	1.87	1.27	Anaplan, Inc.	1.35	-0.41
Revolve Group, Inc.	1.11	0.94	Bright Horizons Family Solutions, Inc.	2.55	-0.42
Asana, Inc.	0.94	0.93	Turning Point Therapeutics, Inc.	0.98	-0.45
Endava PLC	2.02	0.87	SelectQuote, Inc.	0.34	-0.46
Shake Shack, Inc.	0.98	0.65	Amicus Therapeutics, Inc.	0.49	-0.49

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	5

Segall Bryant & Hamill Small Cap Core Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing primarily in equity securities of small-capitalization companies.

Fund Management

Jeffrey C. Paulis, CFA, Portfolio Manager

Mark T. Dickherber, CFA, CPA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns*

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBHCX)	14.60%	48.83%	16.26%	16.55%	11.50%	10.00%	12/31/19
Institutional Class (SBASX)	14.74%	49.10%	16.46%	16.73%	11.68%	10.17%	12/15/03
Russell 2000® Index	17.54%	62.03%	13.52%	16.47%	12.34%	9.92%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.26%, Net: 1.14%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.27%, Net: 0.99%

*	The quoted performance of the Fund reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC (the “Partnership”), an unregistered limited partnership managed by the portfolio managers of the Fund. The Partnership was organized into the Institutional Class shares on December 31, 2019, the date the Fund commenced operations. The Fund has been managed in the same style since the Partnership’s inception on December 15, 2003. The Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the Fund was a limited partnership. From its inception on December 15, 2003 through December 31, 2019, the Partnership was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund’s performance.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.14% and 0.99% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

6	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Industrials	23.0%
Information Technology	20.6%
Health Care	14.2%
Consumer Discretionary	12.5%
Financials	8.6%
Materials	5.9%
Consumer Staples	5.3%
Real Estate	2.3%
Energy	1.9%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Hain Celestial Group, Inc. (The)	2.3%
Element Solutions, Inc.	2.2%
Rogers Corp.	2.0%
Silicon Laboratories, Inc.	1.9%
Regal Beloit Corp.	1.8%
Timken Co. (The)	1.7%
J & J Snack Foods Corp.	1.7%
Horizon Therapeutics PLC	1.7%
Rexnord Corp.	1.7%
Capri Holdings, Ltd.	1.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Endava PLC	1.56	0.62	BlackLine, Inc.	0.91	-0.12
Bio-Techne Corp.	1.53	0.58	NeoGenomics, Inc.	0.97	-0.19
Talend S.A.	1.01	0.57	Anaplan, Inc.	0.88	-0.25
UFP Industries, Inc.	1.71	0.56	Amedisys, Inc.	1.46	-0.27
Element Solutions, Inc.	1.92	0.56	Haemonetics Corp.	0.54	-0.31

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	7

Segall Bryant & Hamill All Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing primarily in equity securities of any size, including small- and mid-capitalization companies.

Fund Management

Ralph M. Segall, CFA, CIC Portfolio Manager

Suresh Rajagopal, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (SBRAX)	15.32%	42.46%	20.41%	16.93%	—	13.36%	12/9/19
Institutional Class (SBHAX)	15.36%	42.54%	20.54%	17.08%	—	13.51%	7/31/13
Russell 3000® Index	15.11%	44.16%	18.73%	17.89%	—	14.70%

Retail Class Annual Expense Ratio (per the current prospectus) — Total: 0.99%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.92%, Net: 0.84%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99% and 0.84% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

8	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Information Technology	24.2%
Health Care	16.7%
Financials	14.9%
Consumer Discretionary	12.9%
Industrials	10.5%
Communication Services	7.1%
Consumer Staples	5.6%
Materials	3.9%
Energy	2.7%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Microsoft Corp.	4.4%
Alphabet, Inc.	4.0%
Amazon.com, Inc.	3.7%
Marvell Technology, Inc.	3.3%
Zebra Technologies Corp.	2.6%
Visa, Inc.	2.6%
TJX Cos., Inc. (The)	2.5%
Quanta Services, Inc.	2.5%
Ares Management Corp.	2.4%
Charles River Laboratories International, Inc.	2.4%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Alphabet, Inc.	3.66	1.40	FMC Corp.	1.81	-0.08
Microsoft Corp.	4.20	0.93	VF Corp.	1.05	-0.09
Zebra Technologies Corp.	2.46	0.84	Autodesk, Inc.	0.93	-0.13
Charles River Laboratories International, Inc.	2.04	0.84	CoStar Group, Inc.	1.27	-0.15
Ares Management Corp.	2.02	0.72	Cable One, Inc.	1.71	-0.28

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	9

Segall Bryant & Hamill Emerging Markets Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing primarily in equity securities of companies tied economically to emerging markets countries.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class* (SBHEX)	13.80%	41.20%	8.32%	11.56%	3.49%	3.49%	6/30/14
Institutional Class** (SBEMX)	13.88%	41.42%	8.52%	11.80%	3.69%	3.69%	6/30/11
MSCI Emerging Markets Index	7.45%	40.90%	11.27%	13.03%	4.28%	4.28%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 2.36%, Net: 1.38%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 2.19%, Net: 1.23%

*	Formerly Class A.

**	Formerly Class I.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.38% and 1.23% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

10	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Information Technology	25.3%
Financials	17.9%
Consumer Discretionary	13.8%
Communication Services	8.8%
Materials	8.6%
Industrials	5.7%
Consumer Staples	5.4%
Energy	5.4%
Health Care	4.6%
Utilities	1.9%
Real Estate	1.7%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.3%
Tencent Holdings, Ltd.	4.1%
Alibaba Group Holding, Ltd. ADR	4.0%
Samsung Electronics Co., Ltd.	3.1%
Baidu, Inc. ADR	1.3%
Vale S.A. ADR	1.2%
Bank of China, Ltd.	1.1%
Naspers, Ltd.	1.0%
SK Hynix, Inc.	1.0%
Evergreen Marine Corp. Taiwan, Ltd.	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Evergreen Marine Corp. Taiwan, Ltd.	0.31	0.79	Jiangxi Zhengbang Technology Co., Ltd.	0.29	-0.10
Taiwan Semiconductor Manufacturing Co., Ltd.	5.34	0.63	Samsung Electronics Co., Ltd.	3.46	-0.10
Yang Ming Marine Transport Corp.	0.24	0.62	Banco do Brasil S.A.	0.63	-0.10
China Medical System Holdings, Ltd.	0.55	0.52	Tianneng Power International, Ltd.	0.37	-0.12
Vale S.A.	1.05	0.42	Vipshop Holdings, Ltd.	0.15	-0.12

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	11

Segall Bryant & Hamill International Small Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing primarily in equity securities of small capitalization companies located outside of the United States, including those in emerging markets.

Fund Management

Scott E. Decatur, Ph.D. Portfolio Manager

Nicholas C. Fedako, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class* (SBHSX)	13.48%	40.87%	0.53%	5.75%	5.92%	5.65%	6/30/14
Institutional Class** (SBSIX)	13.64%	41.11%	0.77%	6.00%	6.16%	5.88%	5/31/11
MSCI EAFE Small Cap Index	9.04%	40.98%	8.40%	12.03%	8.38%	8.12%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.36%, Net: 1.18%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.18%, Net: 1.03%

*	Formerly Class A.

**	Formerly Class I.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Retail Class shares prior to their inception is based on the performance of the Institutional Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.18% and 1.03% to the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in large-cap funds.

Investing in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

12	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Industrials	23.6%
Consumer Discretionary	14.4%
Financials	10.4%
Real Estate	10.3%
Information Technology	9.3%
Materials	8.6%
Health Care	7.7%
Consumer Staples	5.5%
Communication Services	4.9%
Utilities	2.6%
Energy	1.7%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Redde Northgate PLC	1.2%
Eurocommercial Properties N.V.	1.1%
Computacenter PLC	1.0%
Royal Mail PLC	1.0%
Ferrexpo PLC	1.0%
Scandinavian Tobacco Group A/S	0.9%
Vistry Group PLC	0.8%
Redrow PLC	0.8%
Bank of Queensland, Ltd.	0.8%
Mediaset Espana Comunicacion S.A.	0.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Ferrexpo PLC	1.12	0.73	Daiwabo Holdings Co., Ltd.	0.73	-0.08
Gamesys Group PLC	0.43	0.59	K’s Holdings Corp.	0.39	-0.09
Royal Mail PLC	0.90	0.48	SoftwareONE Holding A G	0.52	-0.11
Redde Northgate PLC	0.99	0.43	Kureha Corp.	0.34	-0.12
Signify N.V.	0.77	0.41	NRW Holdings, Ltd.	0.69	-0.49

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	13

Segall Bryant & Hamill Fundamental International Small Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing in the stocks of small international companies that we believe are poised for growth.

Fund Management

John C. Fenley, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTIFX)	14.65%	64.66%	18.62%	17.83%	9.62%	7.51%	12/15/99
Institutional Class (WIIFX)	14.73%	64.98%	18.80%	18.03%	9.72%	7.55%	4/29/16
MSCI ACWI ex USA Small Cap Index	12.24%	47.04%	9.78%	11.97%	7.02%	7.61%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.69%, Net: 1.25%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.57%, Net: 1.10%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.25% and 1.10% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investing in small-cap funds generally will be more volatile and loss of principal could be greater than investing in larger-cap funds.

Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus.

14	| www.sbhfunds.com

Segall Bryant & Hamill Fundamental International Small Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Information Technology	31.1%
Consumer Discretionary	25.4%
Industrials	23.4%
Financials	6.4%
Health Care	3.2%
Consumer Staples	2.8%
Communication Services	2.7%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Instalco A.B.	5.5%
Constellation Software, Inc.	4.6%
Pollard Banknote, Ltd.	4.2%
NeoGames S.A.	4.0%
Clipper Logistics PLC	3.8%
Evolution A.B.	3.7%
Topicus.com, Inc.	3.2%
GFL Environmental, Inc.	3.1%
Hunter Douglas N.V.	2.9%
PAX Global Technology, Ltd.	2.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Evolution A B	6.00	3.56	Fortnox A B	1.55	-0.45
NeoGames S.A.	2.10	2.10	Keywords Studios PLC	3.62	-0.46
Enlabs A B	3.00	1.82	Strike Co., Ltd.	2.02	-0.49
Clipper Logistics PLC	4.50	1.70	SMS Co., Ltd.	1.72	-0.51
Instalco A B	4 89	1.59	Appen, Ltd.	1.48	-1.45

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	15

Segall Bryant & Hamill Global All Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing in companies of any size both in the United States and in developed foreign markets.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager

Ralph M. Segall, CFA, CIC Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WTMVX)	13.23%	31.50%	12.07%	10.42%	9.46%	8.71%	6/1/88
Institutional Class (WIMVX)	13.34%	31.78%	12.21%	10.57%	9.64%	8.78%	9/28/07
MSCI World Index	13.05%	39.04%	14.99%	14.83%	10.65%	7.83%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.29%, Net: 0.89%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.20%, Net: 0.74%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Investments in foreign companies are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility.

16	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Information Technology	26.1%
Consumer Discretionary	15.0%
Health Care	14.4%
Financials	12.7%
Industrials	9.3%
Consumer Staples	9.0%
Communication Services	5.0%
Materials	3.8%
Energy	2.2%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Microsoft Corp.	3.8%
Alphabet, Inc.	2.9%
JPMorgan Chase & Co.	2.6%
NXP Semiconductors N.V.	2.6%
Amazon.com, Inc.	2.6%
Dassault Systemes S.E.	2.5%
Lonza Group A.G.	2.4%
LVMH Moet Hennessy Louis Vuitton S.E.	2.4%
Charles River Laboratories International, Inc.	2.3%
Linde PLC	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Alphabet, Inc.	2.66	1.00	Roper Technologies, Inc.	0.32	-0.13
Charles River Laboratories International, Inc.	2.13	0.90	Koninklijke Philips N.V.	1.08	-0.14
Bio-Techne Corp.	2.13	0.85	CoStar Group, Inc.	1.38	-0.16
NXP Semiconductors N.V.	2.84	0.83	Unilever PLC	0.72	-0.16
Microsoft Corp.	3.61	0.79	Novartis A G	0.62	-0.17

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	17

Segall Bryant & Hamill Workplace Equality Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

Investing in large U.S. companies that exhibit strong Environmental, Social and Governance (ESG) and workplace equality practices.

Fund Management

Suresh Rajagopal, CFA Portfolio Manager	John N. Roberts, Esq. Portfolio Manager
William J. Barritt, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Date
Retail Class (WEQRX)	15.03%	36.69%	15.70%	13.22%	10.95%	9.29%	6/1/88
Institutional Class (WEQIX)	15.04%	36.91%	15.88%	13.45%	11.17%	9.37%	9/28/07
Russell 1000® Index	14.95%	43.07%	19.16%	17.99%	14.90%	11.31%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.53%, Net: 0.89%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.54%, Net: 0.74%

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.89% and 0.74% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

18	| www.sbhfunds.com

Segall Bryant & Hamill Workplace Equality Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Information Technology	29.8%
Health Care	13.1%
Consumer Discretionary	16.0%
Financials	11.4%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	4.7%
Materials	2.1%
Real Estate	1.7%
Energy	1.4%

Sector classifications presented are based on the Global Industry Classification Standard (GICS) methodology.

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

Alphabet, Inc.	5.2%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
PayPal Holdings, Inc.	2.9%
Danaher Corp.	2.7%
Keysight Technologies, Inc.	2.6%
Visa, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
ServiceNow, Inc.	2.3%
Intuit, Inc.	2.3%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change and may not reflect the current or future position of the Fund.

Stock Performance (12/31/2020 to 6/30/2021)

	Average	Contribution		Average	Contribution
5 Highest	Weight	to Return	5 Lowest	Weight	to Return
Alphabet, Inc.	5.07	2.03	Apple, Inc.	0.64	-0.08
Microsoft Corp.	4 87	1.09	ServiceNow, Inc.	1.15	-0.09
NVIDIA Corp.	2.09	0.95	Altice USA, Inc.	0.72	-0.12
Blackstone Group, L.P. (The)	1.86	0.89	Autodesk, Inc.	2.08	-0.13
JPMorgan Chase & Co.	3.02	0.75	Vertex Pharmaceuticals, Inc.	1.14	-0.21

Past performance does not guarantee future results. These stocks do not represent all of the securities purchased, sold or recommended by the Fund’s Adviser. To request a complete list of the contribution of each Fund holding to overall Fund performance during the period, please call (800) 392-2673.

Please see page 35 for a description of the methodology used to construct this table.

Semi-Annual Report | June 30, 2021 |	19

Segall Bryant & Hamill Short Term Plus Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

A fixed-income fund focusing primarily on investment quality bonds of short maturities.

Fund Management

James D. Dadura, CFA Portfolio Manager

Gregory C. Hosbein, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (SBHPX)	0.25%	1.63%	—	—	—	2.38%	0.35%	12/14/18
Institutional Class (SBAPX)	0.29%	1.69%	—	—	—	2.47%	0.44%	12/14/18
Bloomberg U.S. Government/ Credit 1-3 Year Index	0.00%	0.44%	—	—	—	3.10%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 1.18%, Net: 0.49%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 1.03%, Net: 0.40%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 0.30% for the Retail Class and 0.20% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.49% and 0.40% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Fixed Income Risks: Fixed income funds are subject to additional risk in that they may invest in high-yield/high-risk bonds and may be subject to greater levels of liquidity risk. Additionally, investing in bonds entails interest rate risk and credit risk.

20	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Industrial	66.2%
Utility	15.2%
Finance	5.1%
Municipal Bonds	4.4%
U.S. Treasury Bonds & Notes	3.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Government & Agencies	1.3%
Asset Backed Securities	0.3%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Corporate Holdings (as of 6/30/21)

Discovery Communications LLC	2.0%
General Motors Financial Co., Inc.	1.9%
Bank of America Corp.	1.9%
AstraZeneca Finance LLC	1.9%
Analog Devices, Inc.	1.9%
Eversource Energy, Series F	1.9%
Walt Disney Co. (The)	1.9%
Georgia Power Co., Series 2020 - A	1.9%
American Tower Corp.	1.9%
QVC, Inc.	1.9%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2021 |	21

Segall Bryant & Hamill Plus Bond Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

A fixed-income fund focusing on investment quality bonds of varying maturities.

Fund Management

Troy A. Johnson, CFA Portfolio Manager	Darren G. Hewitson, CFA Portfolio Manager
Kenneth A. Harris, CFA Portfolio Manager	Gregory M. Shea, CFA Portfolio Manager
CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTIBX)	(0.75)%	2.09%	5.78%	3.75%	3.89%	5.89%	1.62%	6/1/88
Institutional Class (WIIBX)	(0.68)%	2.26%	5.94%	3.91%	4.05%	5.95%	1.77%	9/28/07
Bloomberg U.S. Aggregate Bond Index	(1.60)%	(0.33)%	5.34%	3.03%	3.39%	6.12%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.68%, Net: 0.55%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.51%, Net: 0.40%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 1.56% for the Retail Class and 1.72% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.55% and 0.40% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Plus Bond Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entails interest rate risk and credit risk.

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Segall Bryant & Hamill Plus Bond Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Industrial	38.2%
Mortgage-Backed Securities Passthrough	20.6%
U.S. Treasury Bonds & Notes	13.9%
Finance	10.3%
Municipal Bonds	9.1%
Utility	3.4%
Asset Backed Securities	2.6%
Commercial Mortgage-Backed Securities	0.9%
Residentail Mortgage-Backed Securities	0.3%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Corporate Holdings (as of 6/30/21)

Capital One Financial Corp.	1.1%
Cboe Global Markets, Inc.	1.0%
Oncor Electric Delivery Co. LLC	1.0%
JPMorgan Chase & Co.	1.0%
SBA Tower Trust	0.9%
Moody’s Corp.	0.9%
PDC Energy, Inc.	0.9%
Harley-Davidson Financial Services, Inc.	8.0%
Silgan Holdings, Inx.	8.0%
Apache Corp.	8.0%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2021 |	23

Segall Bryant & Hamill Quality High Yield Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

A fixed-income fund investing in a wide variety of income-producing securities, primarily bonds and to a lesser extent convertible bonds, and equity securities.

Fund Management

Troy A. Johnson, CFA Portfolio Manager

Gregory M. Shea, CFA Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTLTX)	1.88%	10.61%	6.63%	5.88%	5.86%	7.20%	2.56%	6/1/88
Institutional Class (WILTX)	1.97%	10.64%	6.75%	6.07%	6.03%	7.26%	2.71%	9/28/07
Bloomberg U.S. High Yield 2% Issuer Capped Index	3.61%	15.34%	7.42%	7.47%	6.65%	N/A
Bloomberg U.S. Corporate High Yield Ba Index	2.71%	12.92%	9.10%	7.49%	7.02%	8.51%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.95%, Net: 0.85%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.82%, Net: 0.70%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 2.54% for the Retail Class and 2.67% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.85% and 0.70% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Quality High Yield Fund may invest in high-yield/high-risk bonds which are subject to greater levels of liquidity risk. Additionally, investing in bonds entail interest rate risk and credit risk.

24	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Industrial	84.1%
Finance	9.0%
Utility	3.0%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

PDC Energy, Inc.	3.9%
Range Resources Corp.	2.7%
Dish DBS Corp.	2.4%
Lamar Media Corp.	2.3%
AmeriGas Partners LP/AmeriGas Financial Corp.	2.3%
Provident Funding Associates LP/PFG Finance Corp.	2.1%
QVC, Inc.	2.1%
Compass Minerals International, Inc.	2.0%
Summit Materials LLC	2.0%
KB Home	2.0%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2021 |	25

Segall Bryant & Hamill Municipal Opportunities Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

A fixed income fund focusing primarily on investment-grade quality bonds of intermediate maturity which provide income exempt from federal taxation.

Fund Management

Kenneth A. Harris, CFA Portfolio Manager

Nicholas J. Foley Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTTAX)	2.12%	6.04%	5.57%	—	—	5.90%	0.74%	12/16/16
Institutional Class (WITAX)	2.10%	6.10%	5.71%	—	—	6.06%	0.89%	12/16/16
Bloomberg U.S. 1-15 Year Municipal Bond Index	0.57%	3.08%	4.45%	—	—	4.03%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.80%, Net: 0.65%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.62%, Net: 0.50%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 0.72% for the Retail Class and 0.81% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Municipal bond fund income may be subject to state and local income taxes and the alternative minimum tax. Capital gains, if any, will be subject to capital gains tax. Investments in municipal bonds are subject to interest rate risk, or the risk that the bonds will decline in value because of changes in market interest rates.

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Segall Bryant & Hamill Municipal Opportunities Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Revenue	57.7%
General Obligation	18.7%
Local Authority	8.9%
Variable Rate Demand Note	8.5%
Corporate Bonds	1.9%
Certificate Participation	0.8%
Prerefunded	0.4%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

North Texas Tollway Authority System	3.8%
California Municipal Finance Authority	3.5%
Virginia Small Business Financing Authority	2.9%
Central Platte Valley Metropolitan District	2.8%
Weber County Utah Hospital	2.7%
Public Finance Authority Taxable Educational Facilities Wisconsin	2.7%
North Carolina Department of Transportation	2.6%
New York State Dormitory Authority	2.5%
Texas Transportation Commission Central Texas Turnpike System	2.4%
Utah Water Finance Agency	2.4%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2021 |	27

Segall Bryant & Hamill Colorado Tax Free Fund	Fund Overview
June 30, 2021 (Unaudited)

Fund Strategy

A Colorado municipal bond fund focused on investment-grade quality bonds of intermediate maturity that provide federal and state tax-exempt income.

Fund Management

Kenneth A. Harris, CFA Portfolio Manager

Nicholas J. Foley Portfolio Manager

CFA is a trademark owned by CFA Institute.

Cumulative Returns

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Performance calculations are as of the end of June each year. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see index definitions beginning on page 34.

Average Annual Total Returns

						Since	30-Day SEC	Inception
	6 Months	1 Year	3 Years	5 Years	10 Years	Inception	Yield	Date
Retail Class (WTCOX)	1.38%	4.59%	4.70%	2.99%	3.70%	4.51%	0.40%	6/1/91
Institutional Class (WICOX)	1.45%	4.81%	4.88%	3.15%	3.78%	4.54%	0.55%	4/29/16
Bloomberg U.S. 1-15 Year Municipal Bond Index	0.57%	3.08%	4.45%	2.82%	3.52%	N/A
Bloomberg U.S. 10 Year Municipal Bond Index	0.57%	3.66%	5.33%	3.26%	4.39%	5.63%

Retail Class Annual Expense Ratio (per the current prospectus) — Gross: 0.70%, Net: 0.65%

Institutional Class Annual Expense Ratio (per the current prospectus) — Gross: 0.55%, Net: 0.50%

30-Day SEC Yield figures reflect all fee waivers and expense reimbursements. Without the absorption of these fee waivers and/or expense reimbursements, the figures would have been 0.39% for the Retail Class and 0.54% for the Institutional Class.

Performance data quoted represents past performance and does not guarantee future results. Performance information for the Institutional Class shares prior to their inception is based on the performance of the Retail Class. Current performance may be lower or higher than the performance quoted. To obtain current performance as of the most recent month-end, visit www.sbhfunds.com. Average annual total returns reflect the reinvestment of dividends, capital gains distributions, all fee waivers and expense reimbursements, if any. Without the fee waivers and expense reimbursements, total return figures would have been lower. Investment return and principal value will vary, and shares, when redeemed, may be worth more or less than their original cost. Segall Bryant & Hamill fund shares are not insured by the FDIC, the Federal Reserve Board or any other agency and are subject to investment risk.

Until at least April 30, 2022, Segall Bryant & Hamill, LLC (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Segall Bryant & Hamill Colorado Tax Free Fund invests primarily in instruments issued by or on behalf of one state and generally will be more volatile and loss of principal could be greater due to state specific risk.

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Segall Bryant & Hamill Colorado Tax Free Fund	Fund Overview
June 30, 2021 (Unaudited)

Sector Allocation (as of 6/30/21)

Revenue	44.9%
General Obligation	17.7%
Certificate Participation	16.0%
Variable Rate Demand Note	12.2%
Local Authority	1.9%
Prerefunded	0.6%

Percentages are based on Total Net Assets.

The sector allocation table above does not include any cash or cash equivalents.

Top Ten Holdings (as of 6/30/21)

City & County of Denver Colorado	6.5%
Denver Colorado City and County COP	5.0%
City of Colorado Springs Colorado Utilities System	4.8%
Colorado Health Facilities Authority	4.8%
Colorado Educational & Cultural Facilities Authority	4.7%
Colorado Health Facilities Authority	3.7%
Berthoud Colorado COP	2.8%
Park Creek Metropolitan District	2.7%
Colorado School of Mines	2.5%
Central Platte Valley Metropolitan District	2.4%

Percentages represent the Fund’s aggregate holdings in the same corporate issuer and its affiliates. Holdings are subject to change and may not reflect the current or future position of the Fund.

Semi-Annual Report | June 30, 2021 |	29

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2021 (Unaudited)

Disclosure of Fund Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2021 and held until June 30, 2021.

Actual Expenses. The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table on the next page are meant to highlight ongoing Fund costs only and do not reflect transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2021 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2021	June 30, 2021	Ratio(a)	During Period(b)
Segall Bryant & Hamill Small Cap Value Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,148.40	1.08%	$ 5.75
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.44	1.08%	$ 5.41
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,149.80	0.98%	$ 5.22
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.93	0.98%	$ 4.91

Segall Bryant & Hamill Small Cap Growth Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,089.50	1.02%	$ 5.28
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.74	1.02%	$ 5.11
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,089.80	0.89%	$ 4.61
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.38	0.89%	$ 4.46

Segall Bryant & Hamill Small Cap Core Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,146.00	1.14%	$ 6.07
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.14	1.14%	$ 5.71
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,147.40	0.99%	$ 5.27
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.89	0.99%	$ 4.96

Segall Bryant & Hamill All Cap Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,153.20	0.89%	$ 4.75
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.38	0.89%	$ 4.46
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,153.60	0.84%	$ 4.49
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.63	0.84%	$ 4.21

Segall Bryant & Hamill Emerging Markets Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,138.00	1.38%	$ 7.32
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.95	1.38%	$ 6.90
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,138.80	1.23%	$ 6.52
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.70	1.23%	$ 6.16

Segall Bryant & Hamill International Small Cap Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,134.80	1.18%	$ 6.25
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.94	1.18%	$ 5.91
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,136.40	1.03%	$ 5.46
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.69	1.03%	$ 5.16

Segall Bryant & Hamill Fundamental International Small Cap Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,146.50	1.25%	$ 6.65
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.60	1.25%	$ 6.26
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,147.30	1.10%	$ 5.86
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.34	1.10%	$ 5.51

Semi-Annual Report | June 30, 2021 |	31

Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2021 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2021	June 30, 2021	Ratio(a)	During Period(b)
Segall Bryant & Hamill Global All Cap Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,132.30	0.89%	$ 4.71
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.38	0.89%	$ 4.46
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,133.40	0.74%	$ 3.91
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.12	0.74%	$ 3.71

Segall Bryant & Hamill Workplace Equality Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,150.30	0.89%	$ 4.75
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.38	0.89%	$ 4.46
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,150.40	0.74%	$ 3.95
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.12	0.74%	$ 3.71

Segall Bryant & Hamill Short Term Plus Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,002.50	0.49%	$ 2.43
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.36	0.49%	$ 2.46
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,002.90	0.40%	$ 1.99
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.81	0.40%	$ 2.01

Segall Bryant & Hamill Plus Bond Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 992.50	0.55%	$ 2.72
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.07	0.55%	$ 2.76
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 993.20	0.40%	$ 1.98
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.81	0.40%	$ 2.01

Segall Bryant & Hamill Quality High Yield Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,018.80	0.85%	$ 4.25
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,019.70	0.70%	$ 3.51
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.32	0.70%	$ 3.51

Segall Bryant & Hamill Municipal Opportunities Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,021.20	0.65%	$ 3.26
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.57	0.65%	$ 3.26
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,021.00	0.50%	$ 2.51
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51

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Segall Bryant & Hamill Funds	Fund Expenses
June 30, 2021 (Unaudited)

	Beginning Account	Ending Account
	Value	Value	Expense	Expenses Paid
	January 1, 2021	June 30, 2021	Ratio(a)	During Period(b)
Segall Bryant & Hamill Colorado Tax Free Fund
Retail
Based on Actual Fund Return	$ 1,000.00	$ 1,013.80	0.65%	$ 3.25
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,021.57	0.65%	$ 3.26
Institutional
Based on Actual Fund Return	$ 1,000.00	$ 1,014.50	0.50%	$ 2.50
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,022.32	0.50%	$ 2.51

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semi-Annual Report | June 30, 2021 |	33

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2021 (Unaudited)

INDEX DEFINITIONS AND DISCLOSURES

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

The Bloomberg U.S. 10-Year Municipal Bond Index includes investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) tax-exempt bonds with maturities between eight and twelve years.

The Bloomberg U.S. 1-15 Year Municipal Bond Index measures the performance of investment grade (Moody’s Investor Services Aaa to Baa, Standard and Poor’s Corporation AAA to BBB) general obligation and revenue bonds with maturities ranging from one to seventeen years. It is a broad index that is representative of the tax-exempt bond market.

The Bloomberg U.S. Aggregate Bond Index is a fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The Bloomberg U.S. Corporate High Yield Ba Index measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody’s, rated BB+ or lower by S&P, rated below investment grade by Fitch Investor’s Service or if unrated previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

The Bloomberg U.S. High Yield 2% Issuer Capped Index is an unmanaged index that is comprised of predominantly US High Yield Corporate Bonds and a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. The weighting of index constituents is limited to a maximum 2%.

The Bloomberg U.S. Government/Credit 1-3 Year Index includes medium and larger issues of U.S. government, investment-grade corporate and investment-grade international dollar-denominated bonds that have maturities of between one and three years.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Market countries (excluding the U.S.) and 27 Emerging Market countries. With 4,413 constituents, the index covers approximately 14% of the global equity opportunity set outside the U.S. MSCI Inc. launched the MSCI ACWI ex USA Small Cap Index on June 1, 2007. Data prior to the launch date is back-tested data provided and derived by MSCI (i.e. calculations of how the index might have performed over that time period had the index existed). There may be material differences between back-tested performance and actual results. Past performance, whether actual or back-tested, is no indication or guarantee of future performance.

The MSCI EAFE Small Cap Index measures small cap representation across Developed Markets countries around the world, excluding the US and Canada. It is maintained by MSCI Barra, a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures equity market performance of emerging markets, which consists of the following 27 emerging market indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,563 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of companies within the Russell 2000® Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Index includes the 2000 firms from the Russell 3000® Index with the smallest market capitalizations. The Russell 3000® Index represents 98% of the investable U.S. equity market.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. stocks.

34	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2021 (Unaudited)

“Bloomberg®” and the Bloomberg indices are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Service Limited, the administrator of the indices, and have been licensed for use for certain purposes by Segall Bryant & Hamill. Bloomberg is not affiliated with Segall Bryant & Hamill, and Bloomberg does not approve, endorse, review, or recommend the Segall Bryant & Hamill Funds. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Segall Bryant & Hamill Funds.

MSCI Inc. is the source and owner of the MSCI Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. MSCI Barra is not responsible for the formatting or configuration of this material or for any inaccuracy in Segall Bryant & Hamill’s presentation thereof.

FTSE Russell is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Segall Bryant & Hamill’s presentation thereof.

TOP 5/BOTTOM 5 STOCK PERFORMANCE CALCULATION METHODOLOGY

The calculation methodology used to construct this table took into account consistently the weighting of every holding in the Fund that contributed to the Fund’s performance during the measurement period, and the table reflects consistently the results of the calculation. The calculation determined the contribution of each Fund holding by calculating the weight (i.e., percentage of the total investments) of each holding multiplied by the rate of return for that holding during the six-month period ended June 30, 2021.

DEFINITION OF TERMS

Beta: A measure of a fund’s sensitivity to market movements. The beta of the market is 1.00 by definition. A beta above 1 is more volatile than the overall market, while a beta below 1 is less volatile.

Bond Rating Categories:

●	AAA: An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

●	AA+: An obligation rated “AA+” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

●	AA: An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

●	A: An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

●	BBB: An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

●	Below BBB: Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. Bonds rated “BB” or below are commonly referred to as “junk” bonds.

●	Non-Rated: These bonds are not rated.

Credit Quality Rating: A rating of an individual bond as determined by a nationally recognized statistical rating organization (NRSRO) such as Standard & Poor’s or Moody’s. Credit quality ratings range from highest, “AAA ” to lowest, “D”. For more information regarding rating methodologies for Standard & Poor’s, visit www.standardandpoors.com and for Moody’s, visit www.moodys.com.

Credit Spread: The difference in yield between two bonds of similar maturity, but different credit quality.

Duration: A generic description of the sensitivity of a bond’s price (as a percentage of initial price) to a change in yield.

EPS (Earnings per Share) Growth: Earnings per share is the portion of a company’s profit allocated to each outstanding share of common stock. EPS growth serves as an indicator of a company’s profitability.

Effective Maturity: A weighted average of the maturities of the bonds in a portfolio.

Semi-Annual Report | June 30, 2021 |	35

Segall Bryant & Hamill Funds	Important Disclosures
June 30, 2021 (Unaudited)

Emerging Markets: Segall Bryant & Hamill Funds consider emerging market countries to be those countries that are neither U.S. nor developed countries.

Federal Reserve (Fed): The central banking system of the United States.

Free Cash Flow to Total Enterprise Value (FCF/TEV): A valuation metric used to compare the amount of cash a firm generates to the total value of the resources used to generate that cash.

Gross Domestic Product (GDP): The market value of all officially recognized goods and services produced within a country in a given period of time.

Market Capitalization: The market capitalization represents the total value of a company or stock. It is calculated by multiplying the number of shares outstanding by the current price of one share.

Modified Duration: A duration measure in which it is assumed that yield changes do not change the expected cash flows.

Number of Holdings: The Number of Holdings presented excludes short-term investments including money market mutual funds.

OPEC: Is the Organization of the Petroleum Exporting Countries.

Operating Cash Flow to Price (OCF/P): A valuation metric used to compare the amount of cash a firm generates per share from operations to the price of the stock.

Portfolio Turnover Rate: A percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding short-term investments) for the year and dividing it by the monthly average of the market value of the portfolio securities during the year.

Price to Book Value (P/B) Ratio: The P/B ratio is used to compare a company’s book value to its current market price. This ratio compares the market’s valuation of a company to the value of that company as indicated on its financial statements. The higher the ratio, the higher the premium the market is willing to pay for the company above its hard assets.

Price to Cash (P/C) Flow Ratio: The P/C flow ratio is a measure of a firm’s stock price relative to its financial performance. For a fund, the P/C flow ratio is the weighted average of all stocks held in the fund. It represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations.

Price to Earnings (P/E) Ratio: The P/E ratio is a stock’s per share price divided by its per share earnings over a 12-month period. For a fund, the P/E ratio is the weighted average of all stocks held in the fund. The higher the P/E ratio, the more the market is willing to pay for each dollar of annual earnings.

REIT: A REIT is a real estate investment trust. REITs are securities that sell like a stock on a major exchange. REITs invest directly in real estate, either through properties or mortgages.

Return on Equity (ROE): A measure of how well a company used reinvested earnings to generate additional earnings. It is used as a general indication of a company’s efficiency; in other words, how much profit is a company able to generate given the resources provided by its stockholders.

Risk-Adjusted Return: Is a measure of return that incorporates the value of risk involved in the return of an investment. It is intended to help investors compare the returns of investments with varying levels of risk. Risk-adjusted return can be applied to individual securities, mutual funds and portfolios.

Risk On, Risk Off: A concept that describes market sentiment as either “risk on” or “risk off”. During a market sentiment of “risk on”, the market is optimistic and more willing to take on risk in exchange for possibly better returns. When market sentiment is “risk off”, the market is pessimistic and will favor investments with perceived lower risk.

SEC Yield: The SEC Yield is a standardized method of computing return on investment that the U.S. Securities and Exchange Commission (SEC) requires mutual funds to use when advertising their yields. Its objective is to allow a confusion-free comparison of the performance of different funds.

36	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.3%
Consumer Discretionary — 6.4%
Automobiles & Components — 1.7%
Harley-Davidson, Inc.	223,243	$10,228,994

Consumer Durables & Apparel — 1.4%
Gildan Activewear, Inc. (Canada)	150,596	5,560,004
Under Armour, Inc. - Class A (a)	159,230	3,367,715
		8,927,719
Consumer Services — 2.5%
Papa John’s International, Inc.	18,624	1,945,090
Six Flags Entertainment Corp. (a)	309,892	13,412,126
		15,357,216
Retailing — 0.8%
Quotient Technology, Inc. (a)	482,501	5,215,836

Consumer Staples — 10.3%
Food, Beverage & Tobacco — 4.9%
Hain Celestial Group, Inc. (The) (a)	630,260	25,286,031
TreeHouse Foods, Inc. (a)	113,101	5,035,257
		30,321,288
Household & Personal Products — 5.4%
Coty, Inc. - Class A (a)	3,178,099	29,683,444
Inter Parfums, Inc.	50,445	3,632,040
		33,315,484
Energy — 3.3%
Energy — 3.3%
Dril-Quip, Inc. (a)	190,805	6,454,933
Helmerich & Payne, Inc.	138,386	4,515,535
NexTier Oilfield Solutions, Inc. (a)	414,294	1,972,040
PDC Energy, Inc.	159,970	7,325,026
		20,267,534
Financials — 13.2%
Banks — 12.4%
Community Bank System, Inc.	79,307	5,999,575
Enterprise Financial Services Corp.	101,754	4,720,368
First Busey Corp.	149,363	3,683,292
Glacier Bancorp, Inc.	113,965	6,277,192
Investors Bancorp, Inc.	223,613	3,188,721
Lakeland Financial Corp.	113,907	7,021,227
National Bank Holdings Corp. - Class A	222,626	8,401,905
Renasant Corp.	129,506	5,180,240
Seacoast Banking Corp. of Florida	238,413	8,141,804
Umpqua Holdings Corp.	547,077	10,093,571
United Community Banks, Inc.	272,702	8,729,191
WesBanco, Inc.	146,280	5,211,956
		76,649,042
Insurance — 0.8%
eHealth, Inc. (a)	87,200	5,092,480

Health Care — 8.8%
Health Care Equipment & Services — 8.0%
AngioDynamics, Inc. (a)	115,075	3,121,985
Chembio Diagnostics, Inc. (a)	185,625	551,306
Evolent Health, Inc. - Class A (a)	160,957	3,399,412
	Shares	Value
Health Care Equipment & Services (continued)
ICU Medical, Inc. (a)	39,098	$8,046,368
Magellan Health, Inc. (a)	70,503	6,641,383
MEDNAX, Inc. (a)	179,211	5,403,212
Orthofix Medical, Inc. (a)	534,426	21,435,827
Surmodics, Inc. (a)	17,514	950,134
		49,549,627
Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
Alkermes PLC (Ireland) (a)	106,195	2,603,902
Arena Pharmaceuticals, Inc. (a)	39,452	2,690,626
		5,294,528
Industrials — 21.7%
Capital Goods — 19.0%
AAR Corp. (a)	170,577	6,609,859
Apogee Enterprises, Inc.	158,859	6,470,327
Astec Industries, Inc.	96,697	6,086,109
AZZ, Inc.	177,484	9,190,122
Beacon Roofing Supply, Inc. (a)	94,724	5,044,053
CIRCOR International, Inc. (a)	217,218	7,081,307
Columbus McKinnon Corp.	94,354	4,551,637
EnerSys	102,559	10,023,091
Quanex Building Products Corp.	253,461	6,295,971
Regal Beloit Corp.	174,031	23,234,879
REV Group, Inc.	719,239	11,284,860
SPX Corp. (a)	257,531	15,729,993
Sterling Construction Co., Inc. (a)	269,618	6,505,882
		118,108,090
Commercial & Professional Services — 2.7%
Huron Consulting Group, Inc. (a)	58,833	2,891,642
KBR, Inc.	128,973	4,920,320
SP Plus Corp. (a)	282,585	8,644,275
		16,456,237
Information Technology — 13.3%
Software & Services — 4.8%
Conduent, Inc. (a)	711,540	5,336,550
CSG Systems International, Inc.	117,452	5,541,385
Progress Software Corp.	401,590	18,573,538
		29,451,473
Technology Hardware & Equipment — 8.5%
Belden, Inc.	133,029	6,727,276
FARO Technologies, Inc. (a)	191,175	14,867,680
NCR Corp. (a)	580,372	26,470,767
Sierra Wireless, Inc. (Canada) (a)	254,818	4,838,994
		52,904,717
Materials — 8.6%
Materials — 8.6%
Coeur Mining, Inc. (a)	125,189	1,111,678
Commercial Metals Co.	73,140	2,246,861
Compass Minerals International, Inc.	237,818	14,093,095
Element Solutions, Inc.	220,899	5,164,619
Ferro Corp. (a)	198,575	4,283,263
Glatfelter Corp.	688,994	9,625,246
Pretium Resources, Inc. (Canada) (a)	138,879	1,327,683
Schnitzer Steel Industries, Inc. - Class A	75,710	3,713,575
Silgan Holdings, Inc.	157,272	6,526,788
See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	37

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Materials (continued)
Summit Materials, Inc. - Class A (a)	145,910	$5,084,964
		53,177,772
Real Estate — 5.1%
Real Estate — 5.1%
Cousins Properties, Inc.	61,916	2,277,271
Empire State Realty Trust, Inc. - Class A	307,236	3,686,832
Equity Commonwealth	816,871	21,402,020
Physicians Realty Trust	228,736	4,224,754
		31,590,877
Utilities — 3.6%
Utilities — 3.6%
ALLETE, Inc.	87,200	6,102,256
California Water Service Group	76,717	4,260,862
New Jersey Resources Corp.	144,553	5,719,962
PNM Resources, Inc.	134,495	6,559,321
		22,642,401
Investments at Value — 94.3%
(Cost $457,292,258)		$584,551,315

Other Assets in Excess of Liabilities — 5.7%		35,549,672

Net Assets — 100.0%		$620,100,987

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

38	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.2%
Communication Services — 3.3%
Media & Entertainment — 1.7%
Eventbrite, Inc. - Class A (a)	92,959	$1,766,221
New York Times Co. (The) - Class A	25,614	1,115,490
		2,881,711
Telecommunication Services — 1.6%
Cogent Communications Holdings, Inc.	37,163	2,857,463

Consumer Discretionary — 10.6%
Automobiles & Components — 0.9%
Fox Factory Holding Corp. (a)	10,333	1,608,435

Consumer Durables & Apparel — 1.6%
Callaway Golf Co. (a)	83,313	2,810,147

Consumer Services — 6.4%
Bright Horizons Family Solutions, Inc. (a)	27,659	4,068,915
Churchill Downs, Inc.	16,411	3,253,645
Shake Shack, Inc. - Class A (a)	20,227	2,164,694
Wingstop, Inc.	12,322	1,942,317
		11,429,571
Retailing — 1.7%
Ollie’s Bargain Outlet Holdings, Inc. (a)	17,775	1,495,411
Revolve Group, Inc. (a)	20,980	1,445,522
		2,940,933
Consumer Staples — 0.6%
Food, Beverage & Tobacco — 0.6%
Simply Good Foods Co. (The) (a)	28,787	1,051,013

Financials — 12.2%
Banks — 1.3%
Bank OZK	20,712	873,218
Eagle Bancorp, Inc.	26,438	1,482,643
		2,355,861
Diversified Financials — 4.7%
Evercore, Inc. - Class A	10,275	1,446,412
Focus Financial Partners, Inc. - Class A (a)	28,401	1,377,448
Hamilton Lane, Inc. - Class A	18,610	1,695,743
Houlihan Lokey, Inc.	17,713	1,448,746
LendingTree, Inc. (a)	5,162	1,093,725
StepStone Group, Inc. - Class A	35,073	1,206,511
		8,268,585
Insurance — 6.2%
Goosehead Insurance, Inc. - Class A	36,764	4,680,057
Palomar Holdings, Inc. (a)	23,964	1,808,324
SelectQuote, Inc. (a)	54,546	1,050,556
Trupanion, Inc. (a)	29,541	3,400,169
		10,939,106
Health Care — 22.9%
Health Care Equipment & Services — 15.5%
Addus HomeCare Corp. (a)	20,506	1,788,943
Amedisys, Inc. (a)	13,274	3,251,201
Cardiovascular Systems, Inc. (a)	32,957	1,405,616
	Shares	Value
Health Care Equipment & Services (continued)
Castle Biosciences, Inc. (a)	23,686	$1,736,894
CONMED Corp.	22,256	3,058,642
Globus Medical, Inc. - Class A (a)	39,380	3,053,131
Inari Medical, Inc. (a)	13,095	1,221,502
Inspire Medical Systems, Inc. (a)	14,799	2,860,055
Integra LifeSciences Holdings Corp. (a)	19,939	1,360,637
LivaNova PLC (United Kingdom) (a)	13,552	1,139,859
Omnicell, Inc. (a)	21,251	3,218,464
Silk Road Medical, Inc. (a)	31,432	1,504,336
Vocera Communications, Inc. (a)	45,792	1,824,811
		27,424,091
Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
Adaptive Biotechnologies Corp. (a)	33,443	1,366,481
Amicus Therapeutics, Inc. (a)	65,491	631,333
Blueprint Medicines Corp. (a)	14,176	1,246,921
Fate Therapeutics, Inc. (a)	21,320	1,850,363
NanoString Technologies, Inc. (a)	22,069	1,429,851
Natera, Inc. (a)	27,725	3,147,619
Pacira BioSciences, Inc. (a)	18,647	1,131,500
Turning Point Therapeutics, Inc. (a)	17,418	1,358,952
Xencor, Inc. (a)	30,652	1,057,188
		13,220,208
Industrials — 18.3%
Capital Goods — 10.3%
AeroVironment, Inc. (a)	12,038	1,205,606
Ameresco, Inc. - Class A (a)	35,516	2,227,563
AZEK Co., Inc. (The) - Class A (a)	51,930	2,204,948
Hexcel Corp. (a)	35,973	2,244,715
John Bean Technologies Corp.	12,015	1,713,579
Kratos Defense & Security Solutions, Inc. (a)	64,185	1,828,631
Mercury Systems, Inc. (a)	18,647	1,235,923
Proto Labs, Inc. (a)	5,868	538,682
TPI Composites, Inc. (a)	40,516	1,961,785
Trex Co., Inc. (a)	31,317	3,200,911
		18,362,343
Commercial & Professional Services — 6.8%
ASGN, Inc. (a)	16,927	1,640,734
Huron Consulting Group, Inc. (a)	27,697	1,361,307
Montrose Environmental Group, Inc. (a)	18,430	988,954
Ritchie Bros. Auctioneers, Inc. (Canada)	31,060	1,841,237
Tetra Tech, Inc.	20,817	2,540,507
Upwork, Inc. (a)	62,111	3,620,450
		11,993,189
Transportation — 1.2%
Saia, Inc. (a)	10,100	2,115,849

Information Technology — 22.3%
Semiconductors & Semiconductor Equipment — 6.3%
Onto Innovation, Inc. (a)	35,946	2,625,496
Power Integrations, Inc.	21,209	1,740,410
Silicon Laboratories, Inc. (a)	26,959	4,131,467
SiTime Corp. (a)	21,253	2,690,417
		11,187,790

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	39

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Software & Services — 15.1%
Anaplan, Inc. (a)	42,503	$2,265,410
Asana, Inc. - Class A (a)	27,595	1,711,718
Endava PLC ADR (United Kingdom) (a)	38,208	4,332,023
Envestnet, Inc. (a)	30,833	2,338,991
Everbridge, Inc. (a)	15,095	2,054,128
Globant S.A. (Luxembourg) (a)	19,914	4,364,751
MAXIMUS, Inc.	25,498	2,243,059
nCino, Inc. (a)	33,304	1,995,576
Shift4 Payments, Inc. - Class A (a)	30,738	2,880,765
Sprout Social, Inc. - Class A (a)	28,389	2,538,544
		26,724,965
Technology Hardware & Equipment — 0.9%
Novanta, Inc. (Canada) (a)	12,438	1,676,145

Materials — 4.1%
Materials — 4.1%
Avient Corp.	35,196	1,730,235
Ingevity Corp. (a)	23,171	1,885,193
Innospec, Inc.	11,049	1,001,150
Livent Corp. (a)	139,105	2,693,073
		7,309,651
Real Estate — 1.9%
Real Estate — 1.9%
Americold Realty Trust	32,162	1,217,332
Terreno Realty Corp.	32,320	2,085,286
		3,302,618
Investments at Value — 96.2%
(Cost $123,917,056)		$170,459,674

Other Assets in Excess of Liabilities — 3.8%		6,821,683

Net Assets — 100.0%		$177,281,357

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

40	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.3%
Consumer Discretionary — 12.5%
Automobiles & Components — 3.0%
Dorman Products, Inc. (a)	3,481	$360,875
Fox Factory Holding Corp. (a)	2,324	361,754
Harley-Davidson, Inc.	11,862	543,517
Stoneridge, Inc. (a)	10,373	306,004
		1,572,150
Consumer Durables & Apparel — 6.6%
Capri Holdings, Ltd. (a)	15,429	882,385
Gildan Activewear, Inc. (Canada)	19,897	734,597
Steven Madden, Ltd.	14,995	656,181
Tapestry, Inc. (a)	9,742	423,582
Under Armour, Inc. - Class A (a)	11,243	237,790
Universal Electronics, Inc. (a)	11,126	539,611
		3,474,146
Consumer Services — 1.0%
Churchill Downs, Inc.	2,640	523,406

Retailing — 1.9%
Core-Mark Holding Co., Inc.	7,087	318,986
Five Below, Inc. (a)	3,482	672,966
		991,952
Consumer Staples — 5.3%
Food, Beverage & Tobacco — 4.5%
Hain Celestial Group, Inc. (The) (a)	30,716	1,232,326
J & J Snack Foods Corp.	5,211	908,850
TreeHouse Foods, Inc. (a)	5,082	226,251
		2,367,427
Household & Personal Products — 0.8%
Inter Parfums, Inc.	5,747	413,784

Energy — 1.9%
Energy — 1.9%
Devon Energy Corp.	19,803	578,050
PDC Energy, Inc.	8,988	411,560
		989,610
Financials — 8.6%
Banks — 8.6%
Ameris Bancorp	13,466	681,784
Glacier Bancorp, Inc.	13,115	722,374
Lakeland Financial Corp	10,177	627,310
Seacoast Banking Corp. of Florida	21,983	750,719
South State Corp	8,154	666,671
United Bankshares, Inc.	14,745	538,193
United Community Banks, Inc.	17,400	556,974
		4,544,025
Health Care — 14.2%
Health Care Equipment & Services — 8.6%
Amedisys, Inc. (a)	2,731	668,904
Encompass Health Corp	6,799	530,526
Globus Medical, Inc. - Class A (a)	7,623	591,011
Heska Corp. (a)	2,291	526,311
Insulet Corp. (a)	2,878	790,040
Integra LifeSciences Holdings Corp. (a)	8,150	556,156
	Shares	Value
Health Care Equipment & Services (continued)
Orthofix Medical, Inc. (a)	13,333	$534,787
Vocera Communications, Inc. (a)	8,540	340,319
		4,538,054
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
Bio-Rad Laboratories, Inc. - Class A (a)	581	374,332
Bio-Techne Corp	1,369	616,406
Horizon Therapeutics PLC (a)	9,566	895,760
Medpace Holdings, Inc. (a)	2,447	432,214
NeoGenomics, Inc. (a)	8,149	368,090
Veracyte, Inc. (a)	6,225	248,876
		2,935,678
Industrials — 23.0%
Capital Goods — 17.2%
AAR Corp. (a)	11,330	439,038
BWX Technologies, Inc.	7,390	429,507
Carlisle Cos., Inc.	3,327	636,721
EnerSys	8,028	784,577
EnPro Industries, Inc.	9,040	878,236
ITT, Inc.	8,190	750,122
Masonite International Corp. (Canada) (a)	3,764	420,778
RBC Bearings, Inc. (a)	2,279	454,478
Regal Beloit Corp	6,918	923,622
Rexnord Corp	17,784	889,911
SPX Corp. (a)	8,538	521,501
Standex International Corp	3,864	366,732
Timken Co. (The)	11,326	912,762
UFP Industries, Inc.	8,672	644,677
		9,052,662
Commercial & Professional Services — 2.6%
Casella Waste Systems, Inc. - Class A (a)	7,991	506,869
KBR, Inc.	15,864	605,211
Tetra Tech, Inc.	2,043	249,328
		1,361,408
Transportation — 3.2%
Allegiant Travel Co. (a)	3,658	709,652
Forward Air Corp	4,520	405,670
Hub Group, Inc. - Class A (a)	8,952	590,653
		1,705,975
Information Technology — 20.6%
Semiconductors & Semiconductor Equipment — 4.4%
CMC Materials, Inc.	4,616	695,816
Silicon Laboratories, Inc. (a)	6,341	971,758
Veeco Instruments, Inc. (a)	26,692	641,676
		2,309,250
Software & Services — 10.9%
Agilysys, Inc. (a)	6,017	342,187
Anaplan, Inc. (a)	8,283	441,484
BlackLine, Inc. (a)	4,493	499,936
Endava PLC ADR (United Kingdom) (a)	7,202	816,563
Five9, Inc. (a)	1,846	338,538
Model N, Inc. (a)	12,205	418,265
Pegasystems, Inc.	5,807	808,276
Phreesia, Inc. (a)	3,401	208,481
Talend S.A. ADR (France) (a)	7,907	518,699

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	41

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Software & Services (continued)
WNS Holdings, Ltd. ADR (Jersey) (a)	10,529	$840,951
Workiva, Inc. (a)	4,499	500,874
		5,734,254
Technology Hardware & Equipment — 5.3%
FARO Technologies, Inc. (a)	5,419	421,436
NCR Corp. (a)	16,376	746,909
Pure Storage, Inc. - Class A (a)	32,060	626,132
Rogers Corp. (a)	5,151	1,034,321
		2,828,798
Materials — 5.9%
Materials — 5.9%
Berry Global Group, Inc. (a)	11,140	726,551
Compass Minerals International, Inc.	7,272	430,938
Element Solutions, Inc.	49,534	1,158,105
Huntsman Corp	17,612	467,070
Ingevity Corp. (a)	3,677	299,161
		3,081,825
Real Estate — 2.3%
Real Estate — 2.3%
Cousins Properties, Inc.	17,490	643,282
Equity Commonwealth	22,171	580,880
		1,224,162
Investments at Value — 94.3%
(Cost $38,848,432)		$49,648,566

Other Assets in Excess of Liabilities — 5.7%		2,990,186

Net Assets — 100.0%		$52,638,752

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

42	| www.sbhfunds.com

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5%
Communication Services — 7.1%
Media & Entertainment — 7.1%
Alphabet, Inc. - Class C (a)	3,143	$7,877,364
Cable One, Inc.	1,814	3,469,837
Comcast Corp. - Class A	45,904	2,617,446
		13,964,647
Consumer Discretionary — 12.9%
Consumer Durables & Apparel — 1.7%
Capri Holdings, Ltd. (a)	57,647	3,296,832

Consumer Services — 2.4%
Darden Restaurants, Inc.	16,374	2,390,440
Papa John’s International, Inc.	21,778	2,274,495
		4,664,935
Retailing — 8.8%
Amazon.com, Inc. (a)	2,098	7,217,456
Home Depot, Inc. (The)	8,111	2,586,517
O’Reilly Automotive, Inc. (a)	4,695	2,658,356
TJX Cos., Inc. (The)	74,030	4,991,102
		17,453,431
Consumer Staples — 5.6%
Food, Beverage & Tobacco — 4.0%
Hain Celestial Group, Inc. (The) (a)	69,844	2,802,141
Lamb Weston Holdings, Inc.	27,917	2,251,785
Mondelz International, Inc. - Class A	45,961	2,869,805
		7,923,731
Household & Personal Products — 1.6%
Estée Lauder Cos., Inc. (The) - Class A	10,084	3,207,519

Energy — 2.7%
Energy — 2.7%
Chevron Corp	27,955	2,928,006
Suncor Energy, Inc. (Canada)	103,810	2,488,326
		5,416,332
Financials — 14.9%
Banks — 5.3%
First Republic Bank	16,081	3,009,881
JPMorgan Chase & Co.	26,806	4,169,405
Western Alliance Bancorp	35,064	3,255,692
		10,434,978
Diversified Financials — 4.8%
Ares Management Corp. - Class A	75,575	4,805,814
Berkshire Hathaway, Inc. - Class B (a)	8,417	2,339,253
S&P Global, Inc.	5,613	2,303,856
		9,448,923
Insurance — 4.8%
Aon PLC - Class A (Ireland)	11,638	2,778,689
Globe Life, Inc.	42,243	4,023,646
Reinsurance Group of America, Inc.	24,187	2,757,318
		9,559,653
	Shares	Value
Health Care — 16.7%
Health Care Equipment & Services — 7.4%
Alcon, Inc. (Switzerland)	30,060	$2,112,016
Danaher Corp.	12,639	3,391,802
Health Catalyst, Inc. (a)	49,228	2,732,646
Omnicell, Inc. (a)	18,932	2,867,251
UnitedHealth Group, Inc.	8,770	3,511,859
		14,615,574
Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
Bio-Techne Corp.	5,315	2,393,132
Catalent, Inc. (a)	22,801	2,465,244
Charles River Laboratories International, Inc. (a)	12,914	4,777,147
Mettler-Toledo International, Inc. (a)	2,162	2,995,105
Thermo Fisher Scientific, Inc.	4,773	2,407,835
Zoetis, Inc.	17,369	3,236,887
		18,275,350
Industrials — 10.5%
Capital Goods — 9.2%
Advanced Drainage Systems, Inc.	21,178	2,468,719
Chart Industries, Inc. (a)	14,208	2,078,914
Dover Corp.	18,109	2,727,215
Quanta Services, Inc.	53,575	4,852,288
Raytheon Technologies Corp.	36,589	3,121,408
Roper Technologies, Inc.	6,148	2,890,790
		18,139,334
Commercial & Professional Services — 1.3%
CoStar Group, Inc. (a)	32,430	2,685,853

Information Technology — 24.2%
Semiconductors & Semiconductor Equipment — 8.1%
ASML Holding N.V. ADR (Netherlands)	5,069	3,501,868
Marvell Technology, Inc. (Bermuda)	110,482	6,444,415
Monolithic Power Systems, Inc.	8,900	3,323,705
NXP Semiconductors N.V. (Netherlands)	13,591	2,795,941
		16,065,929
Software & Services — 11.6%
Adobe, Inc. (a)	6,412	3,755,123
Fidelity National Information Services, Inc.	15,440	2,187,385
Microsoft Corp.	31,761	8,604,055
ServiceNow, Inc. (a)	6,026	3,311,588
Visa, Inc. - Class A	21,701	5,074,128
		22,932,279
Technology Hardware & Equipment — 4.5%
Keysight Technologies, Inc. (a)	23,643	3,650,716
Zebra Technologies Corp. - Class A (a)	9,692	5,131,817
		8,782,533

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	43

Segall Bryant & Hamill All Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Materials — 3.9%
Materials — 3.9%
Air Products & Chemicals, Inc.	8,726	$2,510,296
Avery Dennison Corp.	14,236	2,992,977
Franco-Nevada Corp. (Canada)	15,691	2,276,293
		7,779,566
Investments at Value — 98.5%
(Cost $115,087,785)		$194,647,399

Other Assets in Excess of Liabilities — 1.5%		2,944,007

Net Assets — 100.0%		$197,591,406

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

44	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Communication Services — 8.8%
Media & Entertainment — 5.5%
Astro Malaysia Holdings Bhd (Malaysia)	245,700	$68,028
China Literature, Ltd. (China), 144A (a) (b)	24	267
Chinese Universe Publishing and Media Group Co., Ltd. - Class A (China)	97,900	149,437
Focus Media Information Technology Co., Ltd. - Class A (China) (a)	176,800	257,254
GOLFZON Co., Ltd. (South Korea)	320	38,246
Jagran Prakashan, Ltd. (India) (a)	43,811	38,403
Media Nusantara Citra Tbk P.T. (Indonesia) (a)	1,768,900	113,308
NetDragon Websoft Holdings, Ltd. (China)	22,000	58,606
Sun TV Network, Ltd. (India)	5,400	38,554
Tencent Holdings, Ltd. (China)	31,200	2,349,117
Yandex N.V. - Class A (Russia) (a)	810	57,477
		3,168,697
Telecommunication Services — 3.3%
América Móvil S.A.B. de C.V. - Class L ADR (Mexico)	7,600	114,000
APT Satellite Holdings, Ltd. (China)	202,000	60,033
Bharti Infratel, Ltd. (India)	55,380	178,037
China Tower Corp., Ltd. - H Shares (China), 144A (b)	848,000	116,773
Etihad Etisalat Co. (Saudi Arabia)	11,623	102,776
KT Corp. ADR (South Korea)	13,000	181,350
LG Uplus Corp. (South Korea)	8,771	119,157
Link Net Tbk P.T. (Indonesia)	114,200	33,777
Mobile TeleSystems PJSC (Kuwait)	77,512	151,274
MTN Group, Ltd. (South Africa) (a)	8,984	64,874
Ooredoo Q.P.S.C. (Qatar)	11,065	22,183
PLDT, Inc. ADR (Philippines)	5,400	141,912
Saudi Telecom Co. (Saudi Arabia)	2,490	87,420
SK Telecom Co., Ltd. ADR (South Korea)	8,100	254,421
Telekom Malaysia Bhd (Malaysia)	38,800	56,725
Telekomunikasi Indonesia Persero Tbk P.T. ADR (Indonesia)	1,200	26,004
Telkom S.A. SOC, Ltd. (South Africa) (a)	36,024	116,921
Turk Telekomunikasyon A.S. (Turkey)	19,484	14,865
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	12,700	59,309
		1,901,811
Consumer Discretionary — 13.8%
Automobiles & Components — 4.1%
Apollo Tyres, Ltd. (India) (a)	28,215	85,387
Astra Otoparts Tbk P.T. (Indonesia)	1,101,826	82,195
Brilliance China Automotive Holdings, Ltd. (China) (c)	508,000	477,620
Cayman Engley Industrial Co., Ltd. (Taiwan) (a)	8,000	25,324
FAW Jiefang Group Co., Ltd. - Class A (China) (a)	23,700	39,709
	Shares	Value
Automobiles & Components (continued)
Grupo Industrial Saltillo S.A.B. de C.V. (Mexico)	42,600	$67,101
Hankook & Co., Ltd. (South Korea)	1,624	29,235
Hankook Tire & Technology Co., Ltd. (South Korea)	2,387	109,135
Huayu Automotive Systems Co., Ltd. - Class A (China)	63,800	259,521
Kia Motors Corp. (South Korea)	4,367	346,778
Nemak S.A.B. de C.V. (Mexico), 144A (a) (b)	107,900	37,834
Nexteer Automotive Group, Ltd. (China)	26,000	36,131
Qingling Motors Co., Ltd. - H Shares (China)	998,000	211,799
SL Corp. (South Korea)	1,315	41,491
Sri Trang Agro-Industry PCL (Thailand)	67,900	85,912
Sundaram-Clayton, Ltd. (India)	484	22,444
Tata Motors, Ltd. ADR (India) (a)	1,400	31,892
Thai Stanley Electric PCL (Thailand)	4,500	26,123
Tianneng Power International, Ltd. (China)	160,000	279,714
Xingda International Holdings, Ltd. (China)	307,292	73,943
		2,369,288
Consumer Durables & Apparel — 3.7%
Best Pacific International Holdings, Ltd. (China)	82,000	25,436
Bosideng International Holdings, Ltd. (China)	288,000	205,786
China Dongxiang Group Co., Ltd. (China)	1,745,000	308,227
China Lilang, Ltd. (China)	286,000	185,540
Even Construtora e Incorporadora S.A. (Brazil)	13,900	29,164
Goodbaby International Holdings, Ltd. (China) (a)	159,000	36,630
Handsome Co., Ltd. (South Korea)	732	27,807
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	110,000	151,747
KPR Mill, Ltd. (India)	11,758	241,012
LG Electronics, Inc. (South Korea)	1,337	192,887
Paiho Shih Holdings Corp. (Taiwan) (a)	28,000	48,858
Skyworth Group, Ltd. (China) (a)	689,469	193,487
TCL Electronics Holdings, Ltd. (China) (a)	219,000	130,596
TCL Technology Group Corp. - Class A (China)	50,900	60,245
Vardhman Textiles, Ltd. (India) (a)	2,712	49,922
Vestel Beyaz Esya Sanayi ve Ticaret A.S. (Turkey)	23,667	122,856
Weiqiao Textile Co. - H Shares (China)	122,500	40,074
Welspun India, Ltd. (India)	77,924	101,140
		2,151,414
Consumer Services — 1.0%
China Education Group Holdings, Ltd. (China) (d)	38,000	84,759

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	45

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Consumer Services (continued)
Shenzhen Overseas Chinese Town Co., Ltd. - Class A (China)	426,738	$491,710
		576,469
Media — 0.3%
DB Corp., Ltd. (India) (a)	34,419	46,777
KT Skylife Co., Ltd. (South Korea)	9,481	90,374
		137,151
Retailing — 4.7%
China Yongda Automobiles Services Holdings, Ltd. (China)	123,500	221,029
Eeka Fashion Holdings, Ltd. (China)	210,500	323,165
Hyundai Home Shopping Network Corp. (South Korea)	521	41,676
LOTTE Himart Co., Ltd. (South Korea)	2,171	68,836
Maoye International Holdings, Ltd. (China) (a)	737,000	31,715
Meituan Dianping (China), 144A (a) (b)	7,100	292,882
Mercuries & Associates Holding, Ltd. (Taiwan)	43,000	34,711
Mitra Pinasthika Mustika Tbk P.T. (Indonesia)	236,300	11,461
Naspers, Ltd. - N Shares (South Africa)	2,853	601,256
Petrobras Distribuidora S.A. (Brazil)	13,800	73,993
Pou Sheng International Holdings, Ltd. (China) (a)	1,118,000	263,278
Topsports International Holdings, Ltd. (China), 144A (b)	114,000	186,411
Vipshop Holdings, Ltd. ADR (China) (a)	9,900	198,792
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	56,000	40,066
Zhongsheng Group Holdings, Ltd. (China)	41,000	341,051
		2,730,322
Consumer Staples — 5.4%
Food & Staples Retailing — 0.7%
Cencosud S.A. (Chile)	91,819	182,700
Cosco Capital, Inc. (Philippines)	190,669	20,796
Grupo Comercial Chedraui S A de C.V. (Mexico)	114,800	183,762
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	7,900	25,787
		413,045
Food, Beverage & Tobacco — 4.3%
British American Tobacco Bhd (Malaysia)	8,200	28,192
C.P. Pokphand Co., Ltd. (China)	1,142,000	124,981
Charoen Pokphand Foods PCL (Thailand)	57,500	47,598
China Feihe, Ltd. (China), 144A (b)	8,000	17,269
China Modern Dairy Holdings, Ltd. (China)	322,000	71,231
Daesang Corp. (South Korea)	3,756	92,239
Daesang Holdings Co., Ltd. (South Korea)	9,512	98,932
Eastern Co. SAE (Egypt)	38,107	28,757
Gujarat Ambuja Exports, Ltd. (India) (a)	12,264	28,664
	Shares	Value
Food, Beverage & Tobacco (continued)
Hey Song Corp. (Taiwan)	29,000	$36,967
Indofood Sukses Makmur Tbk P.T. (Indonesia)	189,100	80,303
Industrias Bachoco S.A.B. de C.V. - Series B (Mexico)	7,500	28,319
JBS S.A. (Brazil)	30,200	176,615
Jiangxi Zhengbang Technology Co., Ltd. - Class A (China)	78,600	145,385
Marfrig Global Foods S.A. (Brazil)	41,600	160,016
Muyuan Foods Co., Ltd. - Class A (China)	25,508	240,068
Oceana Group, Ltd. (South Africa)	5,803	26,588
Samyang Holdings Corp. (South Korea)	1,097	107,130
Sao Martinho S.A. (Brazil)	13,600	98,777
Sarawak Oil Palms Bhd (Malaysia)	121,500	100,921
SLC Agricola S.A. (Brazil)	2,800	28,704
Thai Union Group PCL (Thailand)	49,700	30,726
Thai Vegetable Oil PCL (Thailand)	67,800	69,334
Tingyi Holding Corp. (China)	84,000	167,699
Triveni Engineering & Industries, Ltd. (India) (a)	121,874	316,287
Tunas Baru Lampung Tbk P.T. (Indonesia)	2,049,052	112,785
		2,464,487
Household & Personal Products — 0.4%
Bajaj Consumer Care, Ltd. (India)	40,894	157,384
Vinda International Holdings, Ltd. (China)	20,000	61,574
		218,958
Energy — 4.2%
Energy — 4.2%
Bukit Asam Tbk P.T. (Indonesia)	123,800	17,036
China Coal Energy Co., Ltd. - H Shares (China)	77,000	45,862
China Petroleum & Chemical Corp. - H Shares (China)	174,000	88,437
China Shenhua Energy Co., Ltd. - Class A (China) (a)	9,300	28,092
China Shenhua Energy Co., Ltd. - H Shares (China)	56,500	110,672
Coal India, Ltd. (India)	85,931	169,672
Exxaro Resources, Ltd. (South Africa)	10,669	125,771
Gazprom Neft PJSC (Russia)	8,290	49,243
Gazprom PJSC (Russia)	50,575	386,393
Hindustan Petroleum Corp., Ltd. (India)	45,239	178,624
Indian Oil Corp., Ltd. (India)	35,040	50,931
Oil & Natural Gas Corp., Ltd. (India)	135,549	215,066
Petroleo Brasileiro S.A. ADR (Brazil)	21,600	264,168
Petronet LNG, Ltd. (India)	28,645	87,056
Polskie Gornictwo Naftowe i Gazownictwo S.A. (Poland)	63,049	110,331
PTT Exploration & Production PCL (Thailand)	17,100	62,590
Rosneft Oil Co. PJSC (Russia)	13,110	102,498
Saudi Arabian Oil Co. (Saudi Arabia)	2,838	26,559

See Notes to Financial Statements.

46	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Energy (continued)
Shaanxi Coal Industry Co., Ltd. - Class A (China)	46,800	$85,810
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A (China) (a)	36,800	47,316
United Tractors Tbk P.T. (Indonesia)	21,900	30,532
Yanzhou Coal Mining Co., Ltd. - Class A (China)	14,700	34,945
Yanzhou Coal Mining Co., Ltd. - H Shares (China)	76,000	102,059
		2,419,663
Financials — 17.9%
Banks — 12.7%
Absa Group, Ltd. (South Africa) (a)	31,874	302,623
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	68,040	127,256
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	105,489
Alinma Bank (Saudi Arabia)	27,075	151,965
Banco Bradesco S.A. (Brazil)	67,784	297,787
Banco do Brasil S.A. (Brazil)	57,300	369,993
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR (Mexico)	4,700	29,516
Bank Al-Jazira (Saudi Arabia) (a)	5,934	29,299
Bank CIMB Niaga Tbk P.T. (Indonesia)	413,400	25,022
Bank of Baroda (India) (a)	76,682	88,798
Bank of Beijing Co., Ltd. - Class A (China)	76,300	57,544
Bank of China, Ltd. - Class A (China)	106,100	50,605
Bank of China, Ltd. - H Shares (China)	1,690,000	606,814
Bank of Chongqing Co., Ltd. - H Shares (China)	171,500	114,196
Bank of Communications Co., Ltd. - H Shares (China)	349,000	234,432
Bank of India (India) (a)	29,781	31,259
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	590,200	49,134
Bank Saint Petersburg PJSC (Russia)	160,340	144,059
Bank Tabungan Negara Persero Tbk P.T. (Indonesia) (a)	546,700	51,594
Banque Saudi Fransi (Saudi Arabia)	11,705	119,840
China Banking Corp. (Philippines)	70,100	36,510
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	80,961
China Construction Bank Corp. - H Shares (China)	600,000	470,820
China Development Financial Holdings Corp. (Taiwan)	182,000	85,637
China Everbright Bank Co., Ltd. - H Shares (China) (a)	528,000	215,554
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	131,000	51,769
Commercial Bank P.S.Q.C. (The) (Qatar)	162,251	234,875
East West Banking Corp. (Philippines) (a)	179,800	38,193
	Shares	Value
Banks (continued)
Emirates NBD Bank PJSC (United Arab Emirates)	34,499	$124,445
EnTie Commercial Bank Co., Ltd. (Taiwan)	35,000	19,730
Federal Bank, Ltd. (India) (a)	68,996	81,017
Grupo Financiero Inbursa S.A.B. de C.V. (Mexico) (a)	101,200	99,703
Hana Financial Group, Inc. (South Korea)	4,703	192,048
Huishang Bank Corp., Ltd. - H Shares (China)	127,000	41,874
Indian Bank (India) (a)	41,510	80,970
IndusInd Bank, Ltd. (India) (a)	5,719	78,407
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	326,000	191,042
JB Financial Group Co., Ltd. (South Korea)	13,180	87,963
Kasikornbank PCL (Thailand)	9,900	36,551
Kasikornbank PCL (Thailand)	24,100	89,316
KB Financial Group, Inc. ADR (South Korea)	4,700	231,710
Kiatnakin Phatra Bank PCL (Thailand)	12,600	21,944
Kuwait Finance House (Kuwait)	30,762	77,364
LIC Housing Finance, Ltd. (India)	12,633	80,022
Malaysia Building Society Bhd (Malaysia)	430,500	62,763
Moneta Money Bank A.S.
(Czech Republic), 144A (a) (b)	7,623	28,941
National Commercial Bank (Saudi Arabia)	2,760	42,387
Nedbank Group, Ltd. (South Africa) (a)	6,082	72,724
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland) (a)	14,134	140,242
RHB Bank Bhd (Malaysia)	68,700	89,350
Riyad Bank (Saudi Arabia)	48,711	344,169
Sberbank of Russia PJSC (Russia)	49,070	205,034
Shanghai Pudong Development Bank Co., Ltd. - Class A (China)	15,700	24,300
Shinhan Financial Group Co., Ltd. ADR (South Korea)	4,700	168,495
State Bank of India (India)	25,508	144,175
Turkiye Is Bankasi A.S. (Turkey)	24,871	14,582
Union Bank of the Philippines - C Shares (Philippines)	13,730	21,467
VTB Bank PJSC (Russia)	286,440,000	189,671
Woori Financial Group, Inc. (South Korea)	6,240	63,302
		7,347,252
Diversified Financials — 3.4%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia) (a)	123,700	69,497
Administradora de Fondos de Pensiones Habitat S.A. (Chile)	32,221	18,750
Bank of Greece (Greece)	2,174	39,043
China Cinda Asset Management Co., Ltd. (China)	296,000	56,392

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	47

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Diversified Financials (continued)
China Galaxy Securities Co., Ltd. - H Shares (China) (a)	102,500	$61,072
Concentradora Hipotecaria SAPI de C.V. (Mexico)	61,600	61,493
Corporacion Financiera Colombiana S.A. (Colombia) (a)	14,940	116,466
Credito Real S.A.B. de C.V. Sofom ER (Mexico) (a)	52,000	26,033
Fubon Financial Holdings Co., Ltd. (Taiwan)	133,000	351,791
GF Securities Co., Ltd. - H Shares (China)	49,600	64,205
Grupo Security S.A. (Chile)	123,863	20,834
Hyundai Motor Securities Co., Ltd. (South Korea)	1,416	17,414
Inversiones La Construccion S.A. (Chile)	3,913	18,225
Korea Investment Holdings Co., Ltd. (South Korea)	342	31,177
Manappuram Finance, Ltd. (India)	34,026	77,371
OSK Holdings Bhd (Malaysia)	241,800	49,524
Power Finance Corp., Ltd. (India)	86,444	149,973
REC, Ltd. (India)	128,352	256,834
Shinyoung Securities Co., Ltd. (South Korea)	795	45,846
Shriram City Union Finance, Ltd. (India)	4,093	94,433
Shriram Transport Finance Co., Ltd. (India)	4,297	77,816
Tata Investment Corp., Ltd. (India)	4,663	70,946
Yuanta Financial Holding Co., Ltd. (Taiwan) (a)	177,000	170,046
		1,945,181
Insurance — 1.8%
Allianz Malaysia Bhd (Malaysia)	7,900	24,739
Cathay Financial Holding Co., Ltd. (Taiwan)	172,000	331,796
China Life Insurance Co., Ltd. (Taiwan)	110,000	103,748
China Reinsurance Group Corp. - H Shares (China) (d)	591,000	60,133
New China Life Insurance Co., Ltd. - H Shares (China)	67,200	229,135
Origin Property PCL (Thailand)	69,600	19,385
People’s Insurance Co. Group of China (The) - H Shares (China)	570,000	190,058
Powszechny Zaklad Ubezpieczen S.A. (Poland) (a)	9,508	91,567
		1,050,561
Health Care — 4.6%
Health Care Equipment & Services — 2.1%
Hartalega Holdings Bhd (Malaysia)	32,800	58,043
Kossan Rubber Industries Bhd (Malaysia)	74,700	57,917
Osstem Implant Co., Ltd. (South Korea)	1,074	108,068
Shanghai Pharmaceuticals Holding Co. - H Shares (China) (a)	224,600	490,506
Sinopharm Group Co., Ltd. - H Shares (China)	94,800	281,246
	Shares	Value
Health Care Equipment & Services (continued)
Sri Trang Gloves PCL (Thailand)	125,500	$163,442
Supermax Corp. Bhd (Malaysia)	27,191	21,603
Top Glove Corp. Bhd (Malaysia)	46,900	47,086
		1,227,911
Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
Aarti Drugs, Ltd. (India)	3,100	29,540
Celltrion, Inc. (South Korea) (a)	4	950
China Medical System Holdings, Ltd. (China)	131,000	344,322
China Shineway Pharmaceutical Group, Ltd. (China)	215,000	220,196
Consun Pharmaceutical Group, Ltd. (China)	307,000	200,009
Dawnrays Pharmaceutical Holdings,Ltd. (China)	117,392	27,196
Jubilant Life Sciences, Ltd. (India) (a)	3,065	30,235
Marksans Pharma, Ltd. (India) (a)	30,123	34,999
Seegene, Inc. (South Korea)	4,480	327,661
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	50,000	25,583
Tempo Scan Pacific Tbk P.T. (Indonesia) (a)	162,500	16,416
Unichem Laboratories, Ltd. (India) (a)	34,463	147,372
		1,404,479
Industrials — 5.7%
Capital Goods — 2.9%
AntarChile S.A. (Chile)	2,729	26,002
Arwana Citramulia Tbk P.T. (Indonesia)	481,700	24,332
China Railway Group, Ltd. - Class A (China) (a)	57,200	46,410
China Railway Group, Ltd. - H Shares (China)	56,000	29,191
CITIC, Ltd. (China)	73,000	78,606
Daelim Industrial Co., Ltd. (South Korea)	596	42,182
Daewoo Engineering & Construction Co., Ltd. (South Korea) (a)	5,624	39,529
DMCI Holdings, Inc. (Philippines)	324,700	41,715
Dogan Sirketler Grubu Holdings A.S. (Turkey)	85,251	27,818
Dongfang Electric Corp., Ltd. - H Shares (China) (a)	32,000	25,618
Dynasty Ceramic PCL (Thailand)	569,800	54,112
Ferreycorp S.A.A. (Peru)	38,280	16,025
FSP Technology, Inc. (Taiwan)	16,000	25,210
GS Engineering & Construction Corp. (South Korea)	1,308	49,625
Haitian International Holdings, Ltd. (China)	16,000	53,581
Halla Corp. (South Korea)	5,962	29,675
Hanyang ENG Co., Ltd. (South Korea)	1,582	25,042
Hosken Consolidated Investments, Ltd. (South Africa) (a)	6,107	23,937
Industries Qatar QSC (Qatar)	22,150	80,687
Kirloskar Oil Engines, Ltd. (India) (a)	13,000	41,679
Kolon Global Corp. (South Korea)	2,240	48,515

See Notes to Financial Statements.

48	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Capital Goods (continued)
LG Corp. (South Korea)	1,903	$172,517
LG International Corp. (South Korea)	1,331	36,741
Lonking Holdings, Ltd. (China)	50,000	16,161
LS Corp. (South Korea)	459	28,717
LT Group, Inc. (Philippines)	121,500	32,013
LX Holdings Corp. (South Korea) (a)	923	9,188
Metallurgical Corp. of China, Ltd. - Class A (China) (a)	68,200	31,454
Metallurgical Corp. of China, Ltd. - H Shares (China)	118,000	27,495
NCC, Ltd. (India)	28,075	32,859
Posco International Corp. (South Korea)	1,405	28,963
PSG Group, Ltd. (South Africa)	6,029	33,587
Seohee Construction Co., Ltd. (South Korea)	19,685	36,264
Sime Darby Bhd (Malaysia)	87,800	46,083
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	32,362
Sinotruk Hong Kong, Ltd. (China)	108,000	231,442
Zhuzhou Kibing Group Co., Ltd. - Class A (China)	10,600	30,458
Zoomlion Heavy Industry Science & Technology Co., Ltd. - H Shares (China)	23,600	24,702
		1,680,497
Commercial & Professional Services — 0.1%
China Everbright International, Ltd. (China)	80,000	45,335

Transportation — 2.7%
Allcargo Logistics, Ltd. (India)	21,702	46,695
Anhui Expressway Co., Ltd. - H Shares (China)	58,000	37,735
COSCO SHIPPING Holdings Co., Ltd. (China) (a)	54,000	135,695
COSCO SHIPPING Ports, Ltd. (China)	34,000	26,546
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan) (a)	78,000	549,697
Lingkaran Trans Kota Holdings Bhd (Malaysia)	14,900	13,275
Localiza Rent a Car S.A. (Brazil)	5,400	69,455
Qingdao Port International Co., Ltd. (China), 144A (b)	94,000	51,802
Qinhuangdao Port Co., Ltd. (China) (a)	108,000	18,917
Regional Container Lines PCL (Thailand)	30,100	51,752
Shenzhen Expressway Co., Ltd. - H Shares (China)	28,000	27,033
Shipping Corp. of India, Ltd. (India)	18,280	27,282
Sinotrans, Ltd. - H Shares (China)	66,000	27,471
Tianjin Port Development Holdings, Ltd. (China)	320,000	25,141
Wisdom Marine Lines Co., Ltd. (Taiwan)	401	1,583
	Shares	Value
Transportation (continued)
Xiamen International Port Co., Ltd. - H Class (China)	182,000	$22,230
Yang Ming Marine Transport Corp. (Taiwan) (a)	62,000	404,915
Zhejiang Expressway Co., Ltd. - H Shares (China)	32,000	28,479
		1,565,703
Information Technology — 24.8%
Semiconductors & Semiconductor Equipment — 8.7%
ASE Industrial Holding Co., Ltd. ADR (Taiwan)	27,000	217,350
Chipbond Technology Corp. (Taiwan) (a)	18,000	46,479
ChipMOS Technologies, Inc. (Taiwan)	30,000	51,111
DAQO New Energy Corp. ADR (China) (a)	1,300	84,526
Elan Microelectronics Corp. (Taiwan) (a)	9,000	62,654
Greatek Electronics, Inc. (Taiwan)	12,000	33,841
Novatek Microelectronics Corp. (Taiwan)	12,000	213,989
Powertech Technology, Inc. (Taiwan)	41,000	157,730
Radiant Opto-Electronics Corp. (Taiwan)	10,000	43,483
Sino-American Silicon Products, Inc. (Taiwan)	11,000	76,033
SK Hynix, Inc. (South Korea)	5,328	599,220
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	25,200	3,028,032
United Microelectronics Corp. (Taiwan)	166,000	314,071
Windbond Electronics Corp. (Taiwan)	53,000	66,017
		4,994,536
Software & Services — 6.8%
Alibaba Group Holding, Ltd. ADR
(Hong Kong) (a)	10,100	2,290,478
Baidu, Inc. ADR (China) (a)	3,800	774,820
Cyient, Ltd. (India)	11,036	127,802
eClerx Services, Ltd. (India)	7,093	185,117
Firstsource Solutions, Ltd. (India)	17,864	44,996
Hinduja Global Solutions, Ltd. (India)	3,249	105,163
International Games System Co., Ltd. (Taiwan) (a)	1,000	30,119
Tech Mahindra, Ltd. (India)	19,502	287,694
Weibo Corp. ADR (China) (a)	2,000	105,240
		3,951,429
Technology Hardware & Equipment — 9.3%
Acer, Inc. (Taiwan)	49,000	51,381
Arcadyan Technology Corp. (Taiwan)	13,000	49,556
Asustek Computer, Inc. (Taiwan) (a)	14,000	186,252
AU Optronics Corp. (Taiwan)	216,000	174,273
BOE Technology Group Co., Ltd. - Class A (China)	153,300	148,094
Cal-Comp Electronics Thailand PCL (Thailand)	21,425	2,300
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	35,000	52,933
China Railway Signal & Communication Corp., Ltd. - H Shares (China), 144A (b)	272,000	100,472

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	49

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Technology Hardware & Equipment (continued)
Compal Electronics, Inc. (Taiwan)	90,000	$72,022
Everlight Electronics Co., Ltd. (Taiwan)	38,000	71,667
Gigabyte Technology Co., Ltd. (Taiwan) (a)	10,000	38,431
Hon Hai Precision Industry Co., Ltd. (Taiwan)	40,000	160,235
Innolux Corp. (Taiwan) (a)	227,000	168,483
Intops Co., Ltd. (South Korea)	6,764	183,446
Kingboard Holdings, Ltd. (China)	28,500	158,012
Kingboard Laminates Holdings, Ltd. (China)	67,000	150,445
Legend Holdings Corp. - H Shares (China), 144A (b)	32,000	52,583
Lenovo Group, Ltd. (China)	382,000	438,688
LG Display Co., Ltd. (South Korea) (a)	10,215	221,265
LG Innotek Co., Ltd. (South Korea)	1,042	205,338
Lite-On Technology Corp. (Taiwan)	42,000	86,569
Micro-Star International Co., Ltd. (Taiwan)	26,000	146,547
PAX Global Technology, Ltd. (China)	268,000	308,745
QISDA Corp. (Taiwan)	32,000	35,284
Redington India, Ltd. (India) (a)	34,142	122,969
Samsung Electronics Co., Ltd. (South Korea)	24,769	1,766,795
Simplo Technology Co., Ltd. (Taiwan)	4,000	51,393
Taiwan PCB Techvest Co., Ltd. (Taiwan)	32,000	53,852
TXC Corp. (Taiwan)	10,000	45,088
Wah Lee Industrial Corp. (Taiwan)	11,000	32,418
		5,335,536
Materials — 8.4%
Materials — 8.4%
African Rainbow Minerals, Ltd. (South Africa)	3,735	66,756
Anglo American Platinum, Ltd. (South Africa)	650	75,034
Anhui Conch Cement Co., Ltd. - H Shares (China)	12,500	66,258
Asia Polymer Corp. (Taiwan) (a)	27,000	33,863
Baoshan Iron & Steel Co., Ltd. - Class A (China)	94,000	111,176
CAP S.A. (Chile)	1,925	33,031
Chambal Fertilisers and Chemicals, Ltd. (India)	9,449	39,013
China General Plastics Corp. (Taiwan)	20,000	27,132
China Hongqiao Group, Ltd. (China)	19,000	25,728
China Lumena New Materials Corp. (China) (a) (c)	1,700	0
China Metal Recycling Holdings, Ltd. (China) (a) (c)	6,000	0
China National Building Material Co., Ltd. - H Shares (China)	84,000	98,635
China Sanjiang Fine Chemicals Co., Ltd. (China)	64,000	25,965
China Steel Corp. (Taiwan) (a)	82,000	116,188
Cia Siderurgica Nacional S.A. (Brazil)	10,400	91,942
	Shares	Value
Materials (continued)
Empresa Siderurgica del Peru S.A.A. (Peru)	48,455	$12,977
Grand Pacific Petrochemical (Taiwan) (a)	32,000	34,340
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	36,100	169,790
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (India)	7,896	40,133
Hanil Holdings Co., Ltd. (South Korea)	2,025	24,555
Hengyi Petrochemical Co., Ltd. - Class A (China) (a)	24,300	44,955
Hindalco Industries, Ltd. (India)	16,142	81,008
Hindustan Zinc, Ltd. (India)	18,637	85,182
Hsing TA Cement Co. (Taiwan) (a)	31,000	28,858
Hunan Valin Steel Co., Ltd. - Class A (China)	21,300	21,759
Impala Platinum Holdings, Ltd. (South Africa)	8,642	142,071
Inner Mongilia Junzheng Energy & Chemical Industry Group Co., Ltd. - Class A (China)	31,800	25,060
Jindal Steel & Power, Ltd. (India) (a)	6,578	35,258
JSW Steel, Ltd. (India)	15,131	139,525
KGHM Polska Miedz S.A. (Poland)	1,821	89,606
Kingfa Sci. & Tech. Co., Ltd. - Class A (China)	16,100	51,955
Kolon Industries, Inc. (South Korea)	505	36,061
Korea Petrochemcial Industry Co., Ltd. (South Korea)	286	60,236
Kumba Iron Ore, Ltd. (South Africa)	3,291	146,993
Kumho Petrochemical Co., Ltd. (South Korea)	394	76,492
Lee & Man Paper Manufacturing, Ltd. (China)	22,000	16,745
LOTTE Chemical Corp. (South Korea)	254	58,982
LOTTE Fine Chemical Co., Ltd. (South Korea)	423	24,692
Nantex Industry Co., Ltd. (Taiwan)	7,000	35,999
Nine Dragons Paper Holdings, Ltd. (China)	30,000	38,468
NMDC, Ltd. (India)	48,687	120,904
Orbia Advance Corp. S.A.B. de C.V. (Mexico)	19,300	50,451
PCC Rokita S.A. (Poland)	1,378	29,637
Polyplex Thailand PCL (Thailand)	37,400	30,377
POSCO ADR (South Korea)	3,400	261,018
PTT Global Chemical PCL (Thailand)	17,900	33,019
Royal Bafokeng Platinum, Ltd. (South Africa)	3,819	27,284
Sahara International Petrochemical Co. SJSC (Saudi Arabia) (a)	20,232	165,443
Sasol, Ltd. (South Africa) (a)	2,271	34,580
Saudi Industrial Investment Group (Saudi Arabia)	26,293	245,677
Severstal PJSC (Russia)	11,277	242,114
Shandong Sun Paper Industry JSC, Ltd. - Class A (China) (a)	11,900	24,591

See Notes to Financial Statements.

50	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Materials (continued)
Shinkong Synthetic Fibers Corp. (Taiwan)	49,000	$39,910
Siam Cement PCL (The) (Thailand)	2,000	26,987
Sibanye-Stillwater, Ltd. ADR (South Africa)	7,500	125,475
Sociedad Minera Cerro Verde S.A.A. (Peru)	2,012	34,224
Taiwan Cement Corp. (Taiwan)	98	179
Taiwan Hon Chuan Enterprise Co., Ltd. (Taiwan)	10,000	27,512
Tata Steel, Ltd. (India)	5,522	86,863
Tongkun Group Co., Ltd. - Class A (China) (a)	8,200	30,592
UPL, Ltd. (India)	3,878	41,427
USI Corp. (Taiwan)	24,000	31,903
Vale S.A. ADR (Brazil)	29,774	679,145
Vedanta, Ltd. (India)	28,782	101,987
West China Cement, Ltd. (China)	166,000	25,436
		4,849,156
Real Estate — 1.7%
Real Estate — 1.7%
Agile Group Holdings, Ltd. (China)	68,000	88,123
AP Thailand PCL (Thailand)	91,500	23,869
Beijing Urban Construction Design & Development Group Co., Ltd. - H Shares (China), 144A (b)	81,000	21,365
Central China Real Estate, Ltd. (Hong Kong)	98,000	25,496
China Electronics Optics Valley Union Holding Co., Ltd. (China) (a)	492,000	35,485
China Overseas Grand Oceans Group, Ltd. (China)	44,000	25,624
Delta Property Fund, Ltd. (South Africa) (a) (c)	267,778	6,560
Dongwon Development Co., Ltd. (South Korea)	3,882	21,267
Greenland Hong Kong Holdings, Ltd. (China)	80,000	25,781
Hopefluent Group Holdings, Ltd. (China) (a)	60,000	24,960
Jaya Real Property Tbk P.T. (Indonesia)	310,698	10,599
Jiangsu Zhongnan Construction Group Co., Ltd. - Class A (China) (a)	85,200	78,094
Jinke Property Group Co., Ltd. - Class A (China)	16,900	15,162
Kaisa Group Holdings, Ltd. (China) (a)	45,714	17,286
KWG Group Holdings, Ltd. (China)	53,000	70,991
Matrix Concepts Holdings Bhd (Malaysia)	99,375	47,133
Medinet Nasr for Housing (Egypt)	128,451	27,593
Noble Development PCL (Thailand)	59,100	13,558
Powerlong Real Estate Holdings, Ltd. (China)	93,000	79,704
RiseSun Real Estate Development Co., Ltd. - Class A (China)	13,300	11,622
SC Asset Corp. PCL (Thailand)	246,700	23,899
	Shares	Value
Real Estate (continued)
Seazen Group, Ltd. (China) (a)	78,000	$73,765
Seazen Holdings Co., Ltd. - Class A (China)	5,600	36,021
Shanghai Industrial Urban
Development Group, Ltd. (China)	1,600	151
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B (China)	33,400	31,025
Shenzhen Investment, Ltd. (China)	76,000	23,416
Sunac China Holdings, Ltd. (China) (a)	31,000	106,300
Sunac Services Holdings, Ltd. (China), 144A (b)	482	1,789
Supalai PCL (Thailand)	23,200	14,921
		981,559
Utilities — 1.9%
Utilities — 1.9%
AES Gener S.A. (Chile)	87,831	11,940
Canvest Environmental Protection Group Co., Ltd. (China)	59,000	34,347
CESC, Ltd. (India)	3,184	32,981
China Datang Corp. Renewable Power Co., Ltd. - H Shares (China)	108,000	30,987
China Everbright Water, Ltd. (China)	143,700	27,294
China Resources Power Holdings Co., Ltd. (China)	74,000	101,090
China Tian Lun Gas Holdings, Ltd. (China)	28,000	28,894
Cia de Saneamento de Minas Gerais S.A. (Brazil)	11,000	34,243
Cia Energética de Minas Gerais ADR (Brazil)	15,386	36,619
Concord New Energy Group, Ltd. (China)	390,000	29,639
Datang International Power Generation Co., Ltd. - H Shares (China) (a)	180,000	30,110
Enel Chile S.A. ADR (Chile)	7	21
Energisa S.A. (Brazil)	12,800	18,804
Engie Energia Chile S.A. (Chile)	10,046	7,539
Federal Grid Co. Unified Energy System PJSC (Russia) (a)	6,680,000	20,060
First Gen Corp. (Philippines)	39,700	24,326
First Philippine Holdings Corp. (Philippines)	16,060	25,947
Manila Water Co., Inc. (Philippines) (a)	85,000	31,771
NTPC, Ltd. (India)	90,588	142,012
Power Grid Corp. of India, Ltd. (India)	36,906	115,486
PTC India, Ltd. (India) (a)	21,785	30,383
Saudi Electricity Co. (Saudi Arabia)	26,629	171,468
Seoul City Gas Co., Ltd. (South Korea)	334	42,704
Tata Power Co., Ltd. (The) (India)	19,615	32,284
Yunnan Water Investment Co., Ltd. - H Shares (China)	184,877	28,777
		1,089,726

Total Common Stocks (Cost $44,895,173)		56,020,166

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	51

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 1.9%
Energy — 1.2%
Energy — 1.2%
Petroleo Brasileiro S.A. ADR (Brazil)	27,000	$318,870
Surgutneftegas PJSC (Russia)	541,500	343,007
		661,877
Information Technology — 0.5%
Technology Hardware & Equipment — 0.5%
Samsung Electronics Co., Ltd. (South Korea)	4,636	302,344

Materials — 0.2%
Materials — 0.2%
Gerdau S.A. (Brazil)	16,900	100,329

Utilities — 0.0% (e)
Utilities — 0.0% (e)
Cia Paranaense de Energia - Series B (Brazil)	20,000	23,835

Total Preferred Stocks (Cost $718,800)		1,088,385

WARRANTS — 0.0% (e)
Real Estate — 0.0% (e)
Real Estate — 0.0% (e)
Noble Development PCL (Thailand) (Cost $0)	14,775	761
	Shares	Value
Investments at Value — 99.1%
(Cost $45,613,973)		$57,109,312

Other Assets in Excess of Liabilities — 0.9%		549,993

Net Assets — 100.0%		$57,659,305

(a)	Non-income producing security.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $908,388, which represents 1.58% of net assets as of June 30, 2021.

(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.84% of net assets. The total value of these securities is $484,180.

(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $144,892, which represents 0.25% of net assets as of June 30, 2021.

(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

52	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
June 30, 2021 (Unaudited)

		% of Net
Country	Value	Assets
China	$19,155,513	33.2%
Taiwan	8,383,190	14.5%
South Korea	7,545,701	13.1%
India	5,738,121	10.0%
Brazil	2,872,459	5.0%
Hong Kong	2,290,478	4.0%
South Africa	1,993,034	3.5%
Russia	1,739,556	3.0%
Saudi Arabia	1,487,003	2.6%
Thailand	928,476	1.6%
Mexico	893,789	1.5%
Malaysia	771,382	1.3%
Indonesia	753,995	1.3%
Poland	461,383	0.8%
Philippines	414,650	0.7%
Qatar	337,745	0.6%
Chile	319,042	0.5%
United Arab Emirates	251,701	0.4%
Turkey	239,430	0.4%
Kuwait	228,638	0.4%
Colombia	116,466	0.2%
Peru	63,226	0.1%
Egypt	56,350	0.1%
Greece	39,043	0.1%
Czech Republic	28,941	0.1%
Total Investments	$57,109,312	99.0%
Other Assets in Excess of Liabilities	549,993	1.0%
Net Assets	$57,659,305	100.0%

(a)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	53

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Communication Services — 4.9%
Media — 0.2%
Digital Holdings, Inc. (Japan) (a)	21,200	$428,612

Media & Entertainment — 3.2%
Akatsuki, Inc. (Japan)	8,926	285,680
GungHo Online Entertainment, Inc. (Japan)	26,400	524,363
ITV PLC (United Kingdom) (a)	407,169	707,639
Mediaset Espana Comunicacion S.A. (Spain) (a)	252,417	1,583,593
Nine Entertainment Co. Holdings, Ltd. (Australia)	168,545	368,097
Nippon Television Holdings, Inc. (Japan)	23,100	269,473
Reach PLC (United Kingdom)	314,951	1,198,063
Sanoma OYJ (Finland)	6,114	101,367
SKY Perfect JSAT Holdings, Inc. (Japan)	74,300	271,119
Television Francaise 1 (France)	139,215	1,409,850
		6,719,244
Telecommunication Services — 1.5%
Airtel Africa PLC (United Kingdom)	788,056	841,533
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel) (a)	669,568	729,287
CITIC Telecom International Holdings, Ltd. (Hong Kong)	871,000	288,215
Millicom International Cellular S.A. (Sweden) (a)	24,005	951,181
SpeedCast International, Ltd. (Australia) (a) (b)	55,059	0
Telekom Austria A.G. (Austria) (a)	31,619	269,991
		3,080,207
Consumer Discretionary — 14.4%
Automobiles & Components — 3.9%
AKWEL (France)	9,755	284,598
CIE Automotive S.A. (Spain)	22,183	657,008
Eagle Industry Co., Ltd. (Japan)	38,800	392,995
Exedy Corp. (Japan)	22,900	335,980
Gestamp Automocion S.A. (Spain)	164,913	874,779
G-Tekt Corp. (Japan)	14,836	206,794
KYB Corp. (Japan) (a)	6,600	223,283
NGK Spark Plug Co., Ltd. (Japan)	22,500	334,528
Pacific Industrial Co., Ltd. (Japan)	27,370	294,689
Piaggio & C. S.p.A. (Italy)	103,786	408,653
SAF-Holland S.E. (Germany) (a)	36,081	501,933
Sumitomo Rubber Industries, Ltd. (Japan)	27,100	374,691
TI Fluid Systems PLC (United Kingdom), 144A (d)	113,223	480,814
Tokai Rika Co., Ltd. (Japan)	20,300	326,464
Toyo Tire Corp. (Japan)	24,900	527,307
Toyota Boshoku Corp. (Japan)	58,900	1,222,655
TPR Co., Ltd. (Japan)	19,900	264,705
Yokohama Rubber Co., Ltd. (Japan)	22,800	489,741
		8,201,617
	Shares	Value
Consumer Durables & Apparel — 4.0%
Bellway PLC (United Kingdom)	30,194	$1,352,690
Cleanup Corp. (Japan)	15,900	77,031
Crystal International Group, Ltd. (Hong Kong), 144A (d)	281,500	144,505
Nexity S.A. (France)	21,484	1,075,315
Pacific Textiles Holdings, Ltd. (Hong Kong)	363,000	218,388
Redrow PLC (United Kingdom)	189,603	1,608,310
Starts Corp., Inc. (Japan)	15,708	401,537
Sumitomo Forestry Co., Ltd. (Japan)	17,200	314,886
Takamatsu Construction Group Co., Ltd. (Japan)	26,167	476,088
Texhong Textile Group, Ltd. (Hong Kong)	638,000	1,031,005
Vistry Group PLC (United Kingdom)	101,471	1,651,344
		8,351,099
Consumer Services — 1.5%
888 Holdings PLC (United Kingdom)	150,357	799,094
Betsson A.B. (Sweden) (a)	132,127	1,077,678
Kindred Group PLC (Sweden)	77,990	1,223,595
		3,100,367
Retailing — 5.0%
Best World International, Ltd. (Singapore) (a) (b)	88,900	44,954
Bilia A.B. - Class A (Sweden)	47,532	1,007,809
Delek Automotive Systems, Ltd. (Israel)	45,706	601,015
Doshisha Co., Ltd. (Japan)	16,400	255,246
EDION Corp. (Japan)	44,500	435,476
FNAC Darty S.A. (France) (a)	4,742	305,539
Halfords Group PLC (United Kingdom) (a)	82,088	489,624
Harvey Norman Holdings, Ltd. (Australia)	266,051	1,094,122
Hornbach Baumarkt A.G. (Germany)	19,838	871,677
Hornbach Holding A.G. & Co. KGaA (Germany)	4,522	515,785
Komeri Co., Ltd. (Japan)	20,300	478,594
K’s Holdings Corp. (Japan)	74,300	853,955
Nafco Co., Ltd. (Japan)	17,800	321,349
Nick Scali, Ltd. (Australia)	101,456	891,620
Nishimatsuya Chain Co., Ltd. (Japan)	24,300	329,658
Shimamura Co., Ltd. (Japan)	4,500	431,763
Super Retail Group, Ltd. (Australia)	113,089	1,093,363
VT Holdings Co., Ltd. (Japan)	50,200	208,882
XEBIO Holdings Co., Ltd. (Japan)	23,600	205,899
		10,436,330
Consumer Staples — 5.5%
Food & Staples Retailing — 1.9%
Arcs Co., Ltd. (Japan)	37,059	806,769
Axial Retailing, Inc. (Japan)	10,000	337,661
Conviviality PLC (United Kingdom) (a) (b)	284,313	0
GrainCorp., Ltd. (Australia) (a)	302,505	1,170,924
S Foods, Inc. (Japan)	26,500	785,294
Valor Holdings Co., Ltd. (Japan)	39,000	793,971
		3,894,619

See Notes to Financial Statements.

54	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Food, Beverage & Tobacco — 3.6%
Austevoll Seafood A.S.A. (Norway)	8,220	$102,025
Bakkavor Group PLC (United Kingdom), 144A (d)	84,642	151,270
Bell Food Group A.G. (Switzerland)	703	215,677
ForFarmers N.V. (Netherlands)	76,912	454,248
Itoham Yonekyu Holdings, Inc. (Japan)	118,600	763,933
Japfa, Ltd. (Singapore)	1,402,363	861,320
La Doria S.p.A. (Italy)	6,766	152,781
Origin Enterprises PLC (Ireland)	72,598	283,694
Prima Meat Packers, Ltd. (Japan)	35,500	960,248
Scandi Standard A.B. (Sweden)	10,974	73,505
Scandinavian Tobacco Group A/S (Denmark), 144A (d)	89,286	1,824,437
Tate & Lyle PLC (United Kingdom)	141,883	1,451,122
Vilmorin & Cie S.A. (France)	4,002	266,099
		7,560,359
Energy — 1.7%
Energy — 1.7%
Beach Energy, Ltd. (Australia)	113,907	105,864
Cosmo Energy Holdings Co., Ltd. (Japan)	39,200	899,953
CropEnergies A.G. (Germany)	6,968	89,461
Diversified Energy Co. PLC (United Kingdom)	747,252	1,088,509
FLEX LNG, Ltd. (Norway)	71,847	1,038,877
Technip Energies N.V. (France) (a)	14,127	193,677
Z Energy, Ltd. (New Zealand)	46,127	88,339
		3,504,680
Financials — 10.4%
Banks — 4.9%
77 Bank, Ltd. (The) (Japan)	13,100	144,138
Bank of Georgia Group PLC (United Kingdom) (a)	31,809	591,361
Bank of Ireland Group PLC (Ireland) (a)	104,480	560,753
Bank of Queensland, Ltd. (Australia)	235,404	1,607,732
Bank of Saga, Ltd. (The) (Japan)	12,100	149,008
Bendigo and Adelaide Bank (Australia)	129,307	1,016,534
Deutsche Beteiligungs A.G. (Germany)	10,983	444,026
Hokuhoku Financial Group, Inc. (Japan) (a)	47,600	348,650
Liberbank S.A. (Spain)	261,597	96,106
Mebuki Financial Group, Inc. (Japan)	262,400	554,892
Musashino Bank Ltd. (The) (Japan)	22,000	330,926
Nishi-Nippon Financial Holdings, Inc. (Japan)	61,900	353,690
OSB Group PLC (United Kingdom)	190,053	1,219,822
Spar Nord Bank A/S (Denmark)	14,237	160,292
Sydbank A/S (Denmark)	7,364	226,944
TBC Bank Group PLC (United Kingdom) (a)	32,713	524,907
Tokyo Kiraboshi Financial Group, Inc. (Japan)	24,000	323,788
Virgin Money UK PLC (United Kingdom) (a)	454,006	1,248,733
	Shares	Value
Banks (continued)
Yamaguchi Financial Group, Inc. (Japan)	64,500	$369,597
		10,271,899
Diversified Financials — 2.8%
Anima Holding S.p.A. (Italy), 144A (d)	201,522	1,003,080
Banca Farmafactoring S.p.A., (Italy), 144A (d)	17,383	174,283
BOCOM International Holdings Co., Ltd. (Hong Kong) (a) (c)	484,000	116,442
Credit Saison Co., Ltd. (Japan)	38,700	472,920
Deutsche Pfandbriefbank A.G. (Germany), 144A (d)	9,314	92,222
Fuyo General Lease Co., Ltd. (Japan)	8,511	538,208
Guotai Junan International Holdings, Ltd. (Hong Kong)	821,000	131,036
Haitong International Securities Group, Ltd. (Hong Kong)	529,000	145,685
IG Group Holdings PLC (United Kingdom)	65,388	766,215
Investec PLC (United Kingdom)	162,172	647,776
Resurs Holding A.B. (Sweden), 144A (d)	209,006	1,032,696
Sun Hung Kai & Co., Ltd. (Hong Kong)	751,424	403,206
Tokai Tokyo Financial Holdings, Inc. (Japan)	120,800	428,491
		5,952,260
Insurance — 2.7%
ASR Nederland N.V. (Netherlands)	32,818	1,270,985
Coface S.A. (France)	28,800	349,582
Helvetia Holding A.G. (Switzerland)	10,372	1,116,824
Migdal Insurance and Financial Holdings, Ltd. (Israel) (a)	669,792	922,718
Protector Forsikring A.S.A. (Norway)	42,082	404,572
Unipol Gruppo S.p.A. (Italy)	208,341	1,136,328
Vienna Insurance Group A.G. (Austria)	15,121	415,146
		5,616,155
Health Care — 7.5%
Health Care Equipment & Services — 5.4%
Ambea A.B. (Sweden), 144A (d)	81,181	604,726
Ansell, Ltd. (Australia)	8,940	291,588
Ascom Holding A.G. (Switzerland) (a)	16,120	266,416
BML, Inc. (Japan)	23,500	800,543
Coltene Holding A.G. (Switzerland)	837	113,502
CVS Group PLC (United Kingdom)	27,659	926,744
Draegerwerk A.G. & Co. KGaA (Germany)	8,585	798,698
Eiken Chemical Co., Ltd. (Japan) (a)	39,400	761,948
Galenica A.G. (Switzerland), 144A (d)	12,984	916,642
Getinge A.B. - B Shares (Sweden)	38,700	1,459,929
H.U. Group Holdings, Inc. (Japan)	30,400	784,497
Healius, Ltd. (Australia)	372,735	1,293,545
Humana A.B. (Sweden) (a)	52,974	415,884
InMode, Ltd. (Israel) (a)	10,900	1,032,012
Mediclinic International PLC (United Kingdom) (a)	44,634	183,606
Oceania Healthcare, Ltd. (New Zealand)	94,466	98,318

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	55

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Health Care Equipment & Services (continued)
Riverstone Holdings, Ltd. (Singapore)	578,500	$529,829
		11,278,427
Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
Alliance Pharma PLC (United Kingdom)	233,237	320,046
Clinigen Group PLC (United Kingdom)	102,469	877,378
Fuso Pharmaceutical Industries, Ltd. (Japan)	6,000	121,560
Gerresheimer A.G. (Germany)	9,702	1,073,302
Sawai Group Holdings Co., Ltd. (Japan)	12,400	553,290
Siegfried Holding A.G. (Switzerland) (a)	569	533,968
Tecan Group A.G. (Switzerland)	415	205,636
Towa Pharmaceutical Co., Ltd. (Japan)	26,673	649,113
		4,334,293
Industrials — 23.6%
Capital Goods — 14.4%
Aichi Corp. (Japan)	34,778	255,451
Balfour Beatty PLC (United Kingdom)	35,318	150,113
Bucher Industries A.G. (Switzerland)	216	113,105
Caesarstone, Ltd. (Israel)	71,600	1,056,816
Danieli & C. Officine Meccaniche S.p.A. (Italy) (a)	56,996	982,830
Emeco Holdings, Ltd. (Australia) (a)	786,209	621,405
GECOSS Corp. (Japan)	15,200	120,333
Grafton Group PLC (United Kingdom)	32,844	521,975
Hanwa Co., Ltd. (Japan)	15,300	442,811
IMI PLC (United Kingdom)	4,909	116,795
Implenia A.G. (Switzerland) (a)	20,731	539,521
Inabata & Co., Ltd. (Japan)	68,200	1,051,644
Inwido A.B. (Sweden)	87,708	1,516,693
Kamei Corp. (Japan)	16,200	164,092
Kanamoto Co., Ltd. (Japan)	17,600	406,545
Kandenko Co., Ltd. (Japan)	68,900	538,270
Keller Group PLC (United Kingdom)	54,533	604,975
Kloeckner & Co. S.E. (Germany) (a)	74,678	1,024,054
Kongsberg Gruppen A.S.A. (Norway)	11,151	287,286
Kumagai Gumi Co., Ltd. (Japan)	55,000	1,388,186
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	27,100	385,576
Kyudenko Corp. (Japan)	17,699	569,668
Leonardo S.p.A. (Italy) (a)	54,285	439,317
Maeda Corp. (Japan)	56,200	487,577
Morgan Sindall Group PLC (United Kingdom)	37,001	1,102,972
Nichiha Corp. (Japan)	15,900	404,855
Noritz Corp. (Japan)	26,429	442,448
NRW Holdings, Ltd. (Australia)	894,949	982,204
Oriental Shiraishi Corp. (Japan) (a)	50,100	125,380
Peab A.B. - Class B (Sweden)	26,655	329,435
PER Aarsleff Holdings A/S (Denmark)	25,726	1,159,444
Raito Kogyo Co., Ltd. (Japan)	23,900	388,770
Rexel S.A. (France) (a)	38,968	816,061
Rheinmetall A.G. (Germany)	12,217	1,207,413
Sanwa Holdings Corp. (Japan)	7,700	94,710
Semperit A.G. Holding (Austria)	21,439	861,933
Signify N.V. (Netherlands), 144A (d)	14,051	892,085
	Shares	Value
Capital Goods (continued)
Sinfonia Technology Co., Ltd. (Japan)	35,000	$393,360
Sulzer A.G. (Switzerland)	803	111,110
Sumitomo Heavy Industries, Ltd. (Japan)	3,300	91,260
TOA Corp. (Japan)	44,100	976,117
Toenec Corp. (Japan)	5,007	162,618
Toyo Construction Co., Ltd. (Japan)	67,600	345,758
Trelleborg A.B. (Sweden)	8,238	191,480
Uponor OYJ (Finland)	40,519	1,174,659
Veidekke A.S.A. (Norway)	55,929	748,300
Vesuvius PLC (United Kingdom)	89,857	657,780
Yahagi Construction Co., Ltd. (Japan)	18,200	116,537
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	882,500	927,162
Yurtec Corp. (Japan)	50,407	327,506
Zehnder Group A.G. (Switzerland)	12,814	1,223,535
Zumtobel Group A.G. (Austria) (a)	9,342	94,173
		30,134,103
Commercial & Professional Services — 3.0%
Bilfinger S.E. (Germany)	2,608	78,115
Derichebourg S.A. (France) (a)	155,972	1,577,957
DKSH Holding A.G. (Switzerland)	1,298	99,435
Intrum A.B. (Sweden)	41,534	1,360,626
Matsuda Sangyo Co., Ltd. (Japan)	4,135	79,866
McMillan Shakespeare, Ltd. (Australia)	85,393	828,049
Nissha Co., Ltd. (Japan)	40,500	609,717
Okamura Corp. (Japan)	34,729	470,749
Prosegur Cia de Seguridad S.A. (Spain)	196,544	643,362
Serco Group PLC (United Kingdom)	49,646	93,206
World Holdings Co., Ltd. (Japan)	17,600	480,876
		6,321,958
Transportation — 6.2%
bpost S.A. (Belgium) (a)	111,243	1,334,889
D/S Norden A/S (Denmark)	44,432	1,413,603
Golden Ocean Group, Ltd. (Norway)	72,386	799,813
Hamakyorex Co., Ltd. (Japan)	4,086	117,431
Kintetsu World Express, Inc. (Japan)	18,600	391,921
Mitsui OSK Lines, Ltd. (Japan)	31,300	1,504,477
Mitsui-Soko Holdings Co., Ltd. (Japan)	19,129	434,819
NS United Kaiun Kaisha, Ltd. (Japan)	18,200	396,466
Pacific Basin Shipping, Ltd. (Hong Kong) (a)	1,796,000	723,591
PostNL N.V. (Netherlands)	244,981	1,331,309
Redde Northgate PLC (United Kingdom)	437,762	2,417,974
Royal Mail PLC (United Kingdom) (a)	260,030	2,079,099
		12,945,392
Information Technology — 9.3%
Semiconductors & Semiconductor Equipment — 0.6%
Ferrotec Holdings Corp. (Japan)	31,600	966,840
Tower Semiconductor, Ltd. (Israel) (a)	10,187	301,246
		1,268,086
Software & Services — 4.0%
Allgeier S.E. (Germany)	13,041	371,186
ATEA A.S.A. (Norway) (a)	54,764	1,065,353

See Notes to Financial Statements.

56	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Software & Services (continued)
Aubay (France)	1,392	$73,463
Computacenter PLC (United Kingdom)	60,493	2,155,859
Econocom Group S.A./N.V. (Belgium)	167,699	637,207
Hansen Technologies, Ltd. (Australia)	337,328	1,573,241
KNOW IT A.B. (Sweden)	10,933	358,356
Micro Focus International PLC (United Kingdom)	63,957	484,248
TietoEVRY OYJ (Finland)	40,110	1,267,494
transcosmos, Inc. (Japan)	14,500	400,705
		8,387,112
Technology Hardware & Equipment — 4.7%
ADVA Optical Networking S.E. (Germany) (a)	76,194	1,055,439
ALSO Holding A.G. (Switzerland) (a)	3,811	1,100,069
Elematec Corp. (Japan)	26,100	307,816
Hakuto Co., Ltd. (Japan)	12,700	172,092
Hosiden Corp. (Japan)	82,800	741,738
Ituran Location and Control, Ltd. (Israel)	25,623	697,971
Konica Minolta, Inc. (Japan)	168,400	933,053
Logitech International S.A. (Switzerland)	2,304	279,797
MCJ Co., Ltd. (Japan)	137,100	1,530,234
Nippon Electric Glass Co., Ltd. (Japan)	36,000	845,440
Siix Corp. (Japan)	29,300	374,237
SoftwareOne Holding A.G. (Switzerland) (a)	32,095	759,285
Spectris PLC (United Kingdom)	2,335	104,726
V Technology Co., Ltd. (Japan)	7,500	359,903
VTech Holdings, Ltd. (Hong Kong)	10,500	110,497
Wacom Co., Ltd. (Japan)	60,700	385,703
		9,758,000
Materials — 8.4%
Materials — 8.4%
Aperam S.A. (France)	13,800	708,839
Bekaert S.A. (Belgium)	14,191	634,123
Cementir Holding N.V. (Italy)	9,877	100,840
Chugoku Marine Paints, Ltd. (Japan)	45,906	354,865
Daiken Corp. (Japan)	20,900	392,773
Elkem A.S.A. (Norway), 144A (a) (d)	258,348	940,910
Ferrexpo PLC (United Kingdom)	342,737	2,033,094
Fletcher Building, Ltd. (New Zealand)	238,106	1,251,237
Godo Steel, Ltd. (Japan)	20,150	300,205
Hokuetsu Corp. (Japan) (a)	46,300	241,348
Kureha Corp. (Japan)	18,600	1,077,323
Mineral Resources, Ltd. (Australia)	39,120	1,571,085
Mitsui Mining & Smelting Co., Ltd. (Japan)	16,900	468,936
Mount Gibson Iron, Ltd. (Australia)	895,470	634,033
Nippon Light Metal Holdings Co., Ltd. (Japan)	26,500	445,227
Nippon Soda Co., Ltd. (Japan) (a)	7,900	228,900
Ramelius Resources, Ltd. (Australia)	209,070	265,506
Salzgitter A.G. (Germany) (a)	34,132	1,016,470
Sandfire Resources, Ltd. (Australia)	295,386	1,507,744
	Shares	Value
Materials (continued)
SSAB A.B. - B Shares (Sweden) (a)	89,715	$393,006
Taiheiyo Cement Corp. (Japan)	7,700	169,273
Tokuyama Corp. (Japan)	44,600	908,652
Ube Industries, Ltd. (Japan)	30,430	618,417
Vetropack Holding A.G. (Switzerland)	10,434	630,087
Vicat S.A. (France)	7,092	343,063
Westgold Resources, Ltd. (Australia) (a)	121,435	171,297
Yodogawa Steel Works, Ltd. (Japan)	7,303	147,211
Zeon Corp. (Japan)	6,200	85,816
		17,640,280
Real Estate — 10.3%
Real Estate — 10.3%
Blue Square Real Estate, Ltd. (Israel)	2,752	211,266
Charter Hall Long Wale REIT (Australia)	27,975	99,432
Charter Hall Retail REIT (Australia)	386,852	1,098,207
Citycon Oyj (Finland) (a)	11,681	99,504
Civitas Social Housing PLC (United Kingdom)	582,865	931,368
Cromwell European Real Estate Investment Trust (Singapore)	98,719	291,521
Cromwell Property Group (Australia)	1,526,042	1,000,800
Dios Fastigheter A.B. (Sweden)	99,542	1,030,592
Eagle Hospitality Trust (Singapore) (a) (b)	1,204,600	82,515
Eurocommercial Properties N.V. (Netherlands)	87,654	2,186,536
First Real Estate Investment Trust (Singapore)	750,503	147,896
Frontier Real Estate Investment Corp. (Japan)	268	1,251,662
Goldcrest Co., Ltd. (Japan)	37,030	552,808
Grainger PLC (United Kingdom)	23,169	91,246
Immobel S.A. (Belgium)	1,620	140,059
Isras Investment Co., Ltd. (Israel)	506	116,633
K Wah International Holdings, Ltd. (Hong Kong)	767,000	372,315
Kenedix Retail REIT Corp. (Japan)	438	1,184,500
Keppel Pacific Oak US REIT (Singapore)	478,600	375,701
Kerry Properties, Ltd. (Hong Kong)	102,500	337,992
Lar Espana Real Estate Socimi S.A. (Spain)	24,673	143,526
LXI REIT PLC (United Kingdom)	123,281	227,287
Mercialys S.A. (France)	18,400	222,856
MIRAI Corp. (Japan)	3,028	1,410,772
Mori Trust Sogo REIT, Inc. (Japan)	97	137,166
NewRiver REIT PLC (United Kingdom) (a) (c)	211,652	253,246
Norstar Holdings, Inc. (Israel)	15,515	116,942
Nyfosa A.B. (Sweden)	56,537	764,378
Peach Property Group A.G. (Switzerland)	7,631	453,603
Picton Property Income, Ltd. (The) (United Kingdom)	94,122	113,270
Prashkovsky Investments and Construction, Ltd. (Israel)	2,934	84,437
Prime US REIT (Singapore)	316,500	273,916

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	57

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Real Estate (continued)
Regional REIT, Ltd. (United Kingdom)	420,760	$499,373
Safestore Holdings PLC (United Kingdom)	31,053	406,778
Sagax A.B. (Sweden)	190,075	738,514
Savills PLC (United Kingdom)	18,107	289,044
Secure Income REIT PLC (United Kingdom)	19,960	104,813
Selvaag Bolig A.S.A. (Norway)	104,709	723,581
Star Asia Investment Corp. (Japan)	2,101	1,174,059
Starhill Global REIT (Singapore)	878,400	366,642
Takara Leben Real Estate Investment Trust Corp. (Japan)	532	594,469
Tokyo Tatemono Co., Ltd. (Japan)	21,000	299,751
Yanlord Land Group, Ltd. (Singapore)	639,174	580,321
		21,581,297
Utilities — 2.6%
Utilities — 2.6%
A2A S.p.A. (Italy)	647,549	1,324,797
BKW A.G. (Switzerland)	7,148	744,476
Drax Group PLC (United Kingdom)	248,162	1,456,162
EVN A.G. (Austria)	4,721	111,277
Genesis Energy, Ltd. (New Zealand)	62,130	147,624
Hokkaido Electric Power Co., Inc. (Japan)	196,700	891,734
Iren S.p.A. (Italy)	220,679	629,941
Rubis SCA (France)	2,998	133,421
		5,439,432

Total Common Stocks (Cost $177,834,422)		206,205,828

PREFERRED STOCKS — 0.4%
Health Care — 0.2%
Health Care Equipment & Services — 0.2%
Draegerwerk A.G. & Co. KGaA (Germany)	3,823	361,807
	Shares	Value
Materials — 0.2%
Materials — 0.2%
STO S.E. & Co. KGaA (Germany)	2,339	$510,408

Total Preferred Stocks (Cost $455,136)		$872,215

Investments at Value — 99.0%
(Cost $178,289,558)		$207,078,043

Other Assets in Excess of Liabilities — 1.0%		2,068,999

Net Assets — 100.0%		$209,147,042

(a)	Non-income producing security.

(b)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.06% of net assets. The total value of these securities is $127,469.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $369,688, which represents 0.18% of net assets as of June 30, 2021.

(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $8,257,670, which represents 3.95% of net assets as of June 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

58	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

Country Breakdown

		% of Net
Country	Value	Assets
Japan	$58,715,953	28.1%
United Kingdom	36,022,003	17.2%
Australia	19,286,392	9.2%
Sweden	14,530,083	7.0%
Germany	10,011,996	4.8%
Switzerland	9,422,688	4.5%
France	7,760,320	3.7%
Italy	6,352,850	3.0%
Netherlands	6,135,163	2.9%
Norway	6,110,717	2.9%
Israel	5,870,343	2.8%
Denmark	4,784,720	2.3%
Singapore	4,481,777	2.1%
Hong Kong	4,022,877	1.9%
Spain	3,998,374	1.9%
Belgium	2,746,278	1.3%
Finland	2,643,024	1.3%
Austria	1,752,520	0.9%
New Zealand	1,585,518	0.8%
Ireland	844,447	0.4%
Total Investments	$207,078,043	99.0%
Other Assets in Excess of Liabilities	2,068,999	1.0%
Net Assets	$209,147,042	100.0%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	59

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%
Communication Services — 2.7%
Media & Entertainment — 0.9%
4Imprint Group PLC (United Kingdom) (a)	18,000	$666,040

Telecommunication Services — 1.8%
KINX, Inc. (South Korea)	20,285	1,226,014

Consumer Discretionary — 25.4%
Consumer Durables & Apparel — 4.1%
Hunter Douglas N.V. (Netherlands) (a)	18,250	1,991,224
MIPS A.B. (Sweden)	9,359	805,022
		2,796,246
Consumer Services — 16.6%
Evolution A.B. (Sweden), 144A (c)	16,350	2,586,392
Fu Shou Yuan International Group, Ltd. (China) (b)	829,247	810,321
Kambi Group PLC (Sweden) (a)	23,500	1,168,722
NeoGames S.A. (Israel) (a)	45,200	2,778,444
Pollard Banknote, Ltd. (Canada)	63,400	2,890,396
Webjet, Ltd. (Australia) (a)	342,442	1,258,704
		11,492,979
Retailing — 4.7%
Betterware de Mexico S.A.B. de C.V. (Mexico)	18,785	939,626
boohoo Group PLC (United Kingdom) (a)	185,340	795,730
China Meidong Auto Holdings, Ltd. (Hong Kong) (a)	278,500	1,517,219
		3,252,575
Consumer Staples — 2.8%
Food & Staples Retailing — 2.8%
Naked Wines PLC (United Kingdom) (a)	109,720	1,224,794
Yifeng Pharmacy Chain Co., Ltd. - Class A (China)	79,638	691,495
		1,916,289
Financials — 6.4%
Banks — 1.2%
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	49,449	807,129

Diversified Financials — 5.2%
Azimut Holdings S.p.A. (Italy)	29,177	709,659
Kaspi.KZ JSC (Kazakhstan) (b)	13,000	1,378,000
Korea Ratings Corp. (South Korea)	6,500	506,178
Strike Co., Ltd. (Japan)	25,640	1,022,065
		3,615,902
Health Care — 3.2%
Pharmaceuticals, Biotechnology & Life Sciences — 3.2%
Essex Bio-Technology, Ltd. (Hong Kong)	565,000	552,314
SwedenCare A.B. (Sweden)	125,050	1,682,541
		2,234,855
	Shares	Value
Industrials — 23.4%
Capital Goods — 8.6%
Diploma PLC (United Kingdom)	27,980	$1,125,554
IMCD N.V. (Netherlands)	6,640	1,058,170
Instalco A.B. (Sweden)	91,500	3,797,909
		5,981,633
Commercial & Professional Services — 13.3%
BayCurrent Consulting, Inc. (Japan) (a)	2,700	970,171
Boyd Group Services, Inc. (Canada)	6,415	1,167,248
Clipper Logistics PLC (United Kingdom)	232,898	2,593,375
GFL Environmental, Inc. (Canada)	66,268	2,117,797
Mo-BRUK S.A. (Poland)	9,900	831,635
Nihon M&A Center, Inc. (Japan)	30,160	781,226
SMS Co., Ltd. (Japan)	24,990	746,834
		9,208,286
Transportation — 1.5%
InPost S.A. (Poland) (a)	50,100	1,005,684

Information Technology — 31.1%
Semiconductors & Semiconductor Equipment — 1.6%
Lasertec Corp. (Japan)	5,700	1,102,622

IT Services — 12.1%
BASE, Inc. (Japan) (a)	41,750	630,499
CANCOM S.E. (Germany)	11,730	710,031
Constellation Software, Inc. (Canada)	2,108	3,192,241
Keywords Studios PLC (Ireland) (a)	52,689	1,814,776
Sansan, Inc. (Japan) (a)	17,000	1,494,598
Softcat PLC (United Kingdom)	21,563	529,732
		8,371,877
Software — 10.0%
GB Group PLC (United Kingdom)	87,923	1,003,976
LINK Mobility Group Holding ASA (Norway), 144A (a) (c)	107,800	393,629
LiveChat Software S.A. (Poland)	31,985	1,156,014
Logo Yazilim Sanayi Ve Ticaret A.S. (Turkey)	132,640	506,268
Mercell Holding ASA (Norway) (a) (b)	858,300	807,440
Sinch A.B. (Sweden), 144A (a) (c)	51,750	870,847
Topicus.com, Inc. (Canada) (a)	30,542	2,218,437
		6,956,611
Technology Hardware & Equipment — 7.4%
Cherry A.G. (Germany) (a) (b)	40,051	1,496,213
Endor A.G. (Germany) (a)	4,500	907,258
PAX Global Technology, Ltd. (China)	1,654,200	1,905,691
Razer, Inc. (China), 144A (a) (c)	3,003,000	816,229
		5,125,391
Investments at Value — 95.0%
(Cost $45,690,054)		$65,760,133

Other Assets in Excess of Liabilities — 5.0%		3,465,063

Net Assets — 100.0%		$69,225,196

(a)	Non-income producing security.

See Notes to Financial Statements.

60	| www.sbhfunds.com

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $4,491,974, which represents 6.49% of net assets as of June 30, 2021.

(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $4,667,097, which represents 6.74% of net assets as of June 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country Breakdown

		% of Net
Country	Value	Assets
Canada	$11,586,119	16.8%
Sweden	10,911,433	15.8%
United Kingdom	8,746,330	12.6%
Japan	6,748,015	9.8%
China	4,223,736	6.1%
Germany	3,113,502	4.5%
Netherlands	3,049,394	4.4%
Poland	2,993,333	4.3%
Israel	2,778,444	4.0%
Hong Kong	2,069,533	3.0%
Ireland	1,814,776	2.6%
South Korea	1,732,192	2.5%
Kazakhstan	1,378,000	2.0%
Australia	1,258,704	1.8%
Norway	1,201,069	1.7%
Mexico	939,626	1.4%
Italy	709,659	1.0%
Turkey	506,268	0.7%
Total Investments	$65,760,133	95.0%
Other Assets in Excess of Liabilities	3,465,063	5.0%
Net Assets	$69,225,196	100.0%

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	61

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

						Asset	Liability
						Derivatives	Derivatives
	Settlement	Fund	U.S. $ Value at	Fund	U.S. $ Value at	Unrealized	Unrealized
Counterparty	Date	Receiving	June 30, 2021	Delivering	June 30, 2021	Appreciation	Depreciation
BNY Mellon	9/27/2021	AED	94,182	USD	94,234	$—	$(52)
BNY Mellon	9/27/2021	AUD	2,592,738	USD	2,684,105	—	(91,367)
BNY Mellon	9/27/2021	BRL	1,114,744	USD	1,100,136	14,608	—
BNY Mellon	9/27/2021	CHF	2,238,617	USD	2,308,772	—	(70,155)
BNY Mellon	9/27/2021	CLP	130,436	USD	134,178	—	(3,742)
BNY Mellon	9/27/2021	COP	28,949	USD	29,945	—	(996)
BNY Mellon	9/27/2021	CZK	4,649	USD	4,796	—	(147)
BNY Mellon	9/27/2021	DKK	778,118	USD	800,296	—	(22,178)
BNY Mellon	9/27/2021	EUR	5,767,030	USD	5,925,113	—	(158,083)
BNY Mellon	9/27/2021	HUF	10,488	USD	10,918	—	(430)
BNY Mellon	9/27/2021	IDR	236,213	USD	241,330	—	(5,117)
BNY Mellon	9/27/2021	ILS	942,546	USD	947,618	—	(5,072)
BNY Mellon	9/27/2021	INR	2,719,216	USD	2,773,440	—	(54,224)
BNY Mellon	9/27/2021	JPY	6,496,703	USD	6,607,357	—	(110,654)
BNY Mellon	9/27/2021	KRW	1,228,295	USD	1,249,069	—	(20,774)
BNY Mellon	9/27/2021	KWD	130,661	USD	131,644	—	(983)
BNY Mellon	9/27/2021	MXP	287,155	USD	289,246	—	(2,091)
BNY Mellon	9/27/2021	NOK	668,362	USD	695,618	—	(27,256)
BNY Mellon	9/27/2021	NZD	407,288	USD	421,563	—	(14,275)
BNY Mellon	9/27/2021	PHP	140,123	USD	143,418	—	(3,295)
BNY Mellon	9/27/2021	QAR	135,096	USD	135,081	15	—
BNY Mellon	9/27/2021	RUB	138,816	USD	139,048	—	(232)
BNY Mellon	9/27/2021	SAR	378,422	USD	378,632	—	(210)
BNY Mellon	9/27/2021	SGD	796,642	USD	809,956	—	(13,314)
BNY Mellon	9/27/2021	THB	559,956	USD	576,849	—	(16,893)
BNY Mellon	9/27/2021	TWD	3,382,222	USD	3,419,217	—	(36,995)
BNY Mellon	9/27/2021	USD	7,034,464	CAD	6,851,043	183,421	—
BNY Mellon	9/27/2021	USD	792,396	CNY	787,415	4,981	—
BNY Mellon	9/27/2021	USD	2,765,017	GBP	2,698,456	66,561	—
BNY Mellon	9/27/2021	USD	2,116,354	HKD	2,115,873	481	—
BNY Mellon	9/27/2021	USD	1,722,957	PLN	1,656,522	66,435	—
BNY Mellon	9/27/2021	USD	7,769,388	SEK	7,507,843	261,545	—
BNY Mellon	9/27/2021	USD	303,178	TRY	304,692	—	(1,514)
BNY Mellon	9/27/2021	ZAR	580,467	USD	612,427	—	(31,960)
Total						$598,047	$(692,009)

See Notes to Financial Statements.

62	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.5%
Communication Services — 5.0%
Media & Entertainment — 5.0%
Alphabet, Inc. - Class C (a)	423	$1,060,173
Comcast Corp. - Class A	13,399	764,011
		1,824,184
Consumer Discretionary — 15.0%
Consumer Durables & Apparel — 5.6%
adidas A.G. (Germany)	2,127	793,846
Capri Holdings, Ltd. (a)	7,001	400,387
LVMH Moet Hennessy Louis Vuitton S.E. (France)	1,124	884,358
		2,078,591
Consumer Services — 2.6%
Compass Group PLC (United Kingdom) (a)	23,587	496,915
Darden Restaurants, Inc.	3,063	447,167
		944,082
Retailing — 6.8%
Amazon.com, Inc. (a)	273	939,164
Dollarama, Inc. (Canada)	8,001	366,184
Home Depot, Inc. (The)	1,888	602,064
O’Reilly Automotive, Inc. (a)	1,019	576,968
		2,484,380
Consumer Staples — 9.0%
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	1,142	451,855

Food, Beverage & Tobacco — 7.8%
Asahi Group Holdings, Ltd. (Japan)	13,500	631,030
Diageo PLC (United Kingdom)	13,775	660,196
Hain Celestial Group, Inc. (The) (a)	11,184	448,702
Kerry Group PLC - Class A (Ireland)	4,180	584,511
Mondelēz International, Inc. - Class A	8,315	519,188
		2,843,627
Energy — 2.2%
Energy — 2.2%
Chevron Corp.	3,447	361,039
Suncor Energy, Inc. (Canada)	18,262	437,740
		798,779
Financials — 12.7%
Banks — 3.9%
JPMorgan Chase & Co.	6,196	963,726
Western Alliance Bancorp	4,989	463,229
		1,426,955
Diversified Financials — 3.6%
Partners Group Holding A.G. (Switzerland)	504	764,021
S&P Global, Inc.	1,325	543,846
		1,307,867
Insurance — 5.2%
Aon PLC - Class A (Ireland)	3,260	778,357
Globe Life, Inc.	7,227	688,372
Reinsurance Group of America, Inc.	3,981	453,834
		1,920,563
	Shares	Value
Health Care — 14.4%
Health Care Equipment & Services — 4.2%
Alcon, Inc. (Switzerland)	10,144	$712,718
UnitedHealth Group, Inc.	2,043	818,099
		1,530,817
Health Care Equipment & Supplies — 1.6%
Koninklijke Philips N.V. (Netherlands)	11,640	577,843

Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
Bio-Techne Corp.	1,661	747,882
Charles River Laboratories International, Inc. (a)	2,286	845,637
Lonza Group A.G. (Switzerland)	1,256	890,430
Zoetis, Inc.	3,688	687,296
		3,171,245
Industrials — 9.3%
Capital Goods — 8.1%
Deere & Co.	1,191	420,078
Quanta Services, Inc.	7,071	640,420
Raytheon Technologies Corp.	4,571	389,952
Rockwell Automation, Inc.	1,524	435,895
Sandvik A.B. (Sweden)	21,015	537,370
Schneider Electric S.E. (France)	3,468	546,807
		2,970,522
Commercial & Professional Services — 1.2%
CoStar Group, Inc. (a)	5,540	458,823

Information Technology — 26.1%
Semiconductors & Semiconductor Equipment — 9.4%
ASML Holding N.V. (Netherlands)	961	663,513
Marvell Technology, Inc. (Bermuda)	14,308	834,586
Monolithic Power Systems, Inc.	1,637	611,338
NXP Semiconductors N.V. (Netherlands)	4,649	956,392
Renesas Electronics Corp. (Japan) (a)	34,200	369,132
		3,434,961
Software & Services — 12.7%
Adobe, Inc. (a)	953	558,115
Capgemini S.E. (France)	2,786	535,880
Dassault Systemes S.E. (France)	3,765	913,912
Microsoft Corp.	5,145	1,393,780
ServiceNow, Inc. (a)	986	541,856
Visa, Inc. - Class A	3,087	721,802
		4,665,345
Technology Hardware & Equipment — 4.0%
Keysight Technologies, Inc. (a)	4,224	652,228
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	64,207	807,369
		1,459,597

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	63

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
Materials — 3.8%
Materials — 3.8%
Franco-Nevada Corp. (Canada)	3,806	$552,136
Linde PLC (United Kingdom)	2,921	844,461
		1,396,597
Investments at Value — 97.5%
(Cost $28,641,625)		$35,746,633

Other Assets in Excess of Liabilities — 2.5%		902,204

Net Assets — 100.0%		$36,648,837

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country Breakdown

		% of Net
Country	Value	Assets
United States	$19,606,926	53.5%
France	2,880,957	7.9%
Switzerland	2,367,169	6.4%
Netherlands	2,197,748	6.0%
United Kingdom	2,001,572	5.4%
Ireland	1,362,868	3.7%
Canada	1,356,060	3.7%
Sweden	1,344,739	3.7%
Japan	1,000,162	2.7%
Bermuda	834,586	2.3%
Germany	793,846	2.2%
Total Investments	$35,746,633	97.5%
Other Assets in Excess of Liabilities	902,204	2.5%
Net Assets	$36,648,837	100.0%

See Notes to Financial Statements.

64	| www.sbhfunds.com

Segall Bryant & Hamill Workplace Equality Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Communication Services — 9.1%
Media & Entertainment — 9.1%
Alphabet, Inc. - Class C (a)	524	$1,313,311
Comcast Corp. - Class A	8,092	461,406
Walt Disney Co. (The) (a)	2,940	516,764
		2,291,481
Consumer Discretionary — 16.0%
Consumer Durables & Apparel — 3.3%
NIKE, Inc. - Class B	3,124	482,627
Tapestry, Inc. (a)	7,964	346,274
		828,901
Consumer Services — 3.7%
Chipotle Mexican Grill, Inc. (a)	319	494,559
Darden Restaurants, Inc.	3,095	451,839
		946,398
Retailing — 9.0%
Amazon.com, Inc. (a)	333	1,145,573
Dollar General Corp.	1,802	389,935
eBay, Inc.	5,825	408,973
Ross Stores, Inc.	2,653	328,972
		2,273,453
Consumer Staples — 4.7%
Food, Beverage & Tobacco — 3.1%
Hain Celestial Group, Inc. (The) (a)	10,390	416,847
Mondelēz International, Inc. - Class A	6,167	385,067
		801,914
Household & Personal Products — 1.6%
Estée Lauder Cos., Inc. (The) - Class A	1,257	399,827

Energy — 1.4%
Energy — 1.4%
Chevron Corp.	3,474	363,867

Financials — 11.4%
Banks — 4.5%
JPMorgan Chase & Co.	4,018	624,960
U.S. Bancorp	8,955	510,166
		1,135,126
Diversified Financials — 3.7%
Blackstone Group, L.P. (The)	3,906	379,429
MSCI, Inc.	1,031	549,605
		929,034
Insurance — 3.2%
Arthur J. Gallagher & Co.	3,413	478,093
Reinsurance Group of America, Inc.	2,977	339,378
		817,471
Health Care — 13.1%
Health Care Equipment & Services — 8.1%
Alcon, Inc. (Switzerland)	4,711	330,995
Danaher Corp.	2,557	686,196
Stryker Corp.	1,956	508,032
UnitedHealth Group, Inc.	1,319	528,180
		2,053,403
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
Bio-Techne Corp.	1,050	$472,773
Vertex Pharmaceuticals, Inc. (a)	1,433	288,936
Zoetis, Inc.	2,625	489,195
		1,250,904
Industrials — 8.5%
Capital Goods — 7.4%
Carrier Global Corp.	9,682	470,545
Deere & Co.	779	274,761
Grainger (W.W.), Inc.	690	302,220
Raytheon Technologies Corp.	5,143	438,750
Rockwell Automation, Inc.	1,394	398,712
		1,884,988
Commercial & Professional Services — 1.1%
Republic Services, Inc.	2,432	267,544

Information Technology — 29.8%
Semiconductors & Semiconductor Equipment — 4.2%
NVIDIA Corp.	661	528,866
Texas Instruments, Inc.	2,823	542,863
		1,071,729
Software & Services — 20.7%
Adobe, Inc. (a)	797	466,755
Autodesk, Inc. (a)	1,692	493,895
Fidelity National Information Services, Inc.	3,269	463,119
Intuit, Inc.	1,178	577,420
Microsoft Corp.	4,688	1,269,979
PayPal Holdings, Inc. (a)	2,543	741,234
ServiceNow, Inc. (a)	1,052	578,127
Visa, Inc. - Class A	2,754	643,940
		5,234,469
Technology Hardware & Equipment — 4.9%
Keysight Technologies, Inc. (a)	4,297	663,500
NCR Corp. (a)	12,444	567,571
		1,231,071
Materials — 2.1%
Materials — 2.1%
Air Products & Chemicals, Inc.	958	275,597
Eastman Chemical Co.	2,178	254,282
		529,879
Real Estate — 1.7%
Real Estate — 1.7%
American Tower Corp.	1,561	421,689

Investments at Value — 97.8%
(Cost $19,776,353)		$24,733,148

Other Assets in Excess of Liabilities — 2.2%		550,798

Net Assets — 100.0%		$25,283,946

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	65

Segall Bryant & Hamill Workplace Equality Fund	Statement of Investments
June 30, 2021 (Unaudited)

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

66	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 86.5%
Finance — 5.1%
Banking — 3.4%
American Express Co.	3.700%	11/05/21	$555,000	$560,064
Bank of America Corp.	4.100%	07/24/23	680,000	730,649
				1,290,713
Other Finance — 1.7%
Moody’s Corp.	4.875%	02/15/24	575,000	631,522

Industrial — 66.2%
Automobile Manufacturing — 2.8%
General Motors Financial Co., Inc.	5.100%	01/17/24	665,000	732,101
Paccar Financial Corp.	0.800%	06/08/23	315,000	317,610
				1,049,711
Beverage / Bottling — 3.9%
Brown Forman Corp.	2.250%	01/15/23	403,000	411,977
Constellation Brands, Inc.	3.200%	02/15/23	650,000	677,427
Keurig Dr Pepper, Inc.	4.057%	05/25/23	362,000	385,896
				1,475,300
Building Products — 1.7%
Martin Marietta Materials, Inc.	4.250%	07/02/24	589,000	642,017

Chemicals — 1.8%
Eastman Chemical Co.	7.250%	01/15/24	575,000	663,072

Construction Machinery — 2.8%
Caterpillar Financial Services Corp.	0.650%	07/07/23	500,000	502,834
CNH Industrial Capital LLC	1.950%	07/02/23	550,000	563,811
				1,066,645
Diversified Manufacturing — 4.5%
Amphenol Corp.	3.125%	09/15/21	357,000	358,152
Amphenol Corp.	3.200%	04/01/24	300,000	318,285
Honeywell International, Inc.	1.850%	11/01/21	300,000	301,251
Xylem, Inc.	4.875%	10/01/21	705,000	712,693
				1,690,381
Electronics — 4.9%
Analog Devices, Inc.	2.875%	06/01/23	700,000	727,929
Corning, Inc.	3.700%	11/15/23	425,000	452,663
Dell International LLC	5.450%	06/15/23	615,000	667,191
				1,847,783
Environmental — 1.1%
Republic Services, Inc.	2.500%	08/15/24	400,000	419,788

Healthcare Facilities / Supplies — 2.9%
Baxter International, Inc., Series J	2.400%	08/15/22	417,000	425,447
HCA, Inc.	4.750%	05/01/23	619,000	663,248
				1,088,695
Home Builders — 1.0%
KB Home	7.625%	05/15/23	350,000	380,510

Independent Energy — 2.3%
Apache Corp.	3.250%	04/15/22	455,000	459,846
PDC Energy, Inc.	1.125%	09/15/21	415,000	411,379
				871,225

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	67

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Information / Data Technology — 4.3%
Fiserv, Inc.	3.800%	10/01/23	$570,000	$610,036
PayPal Holdings, Inc.	1.350%	06/01/23	665,000	676,777
Salesforce.com, Inc.	0.625%	07/15/24	350,000	350,143
				1,636,956
Media — Cable — 1.5%
Time Warner Cable, Inc.	4.000%	09/01/21	559,000	559,000

Media — Non-Cable — 3.9%
Discovery Communications LLC	2.950%	03/20/23	715,000	743,971
Walt Disney Co. (The)	7.750%	01/20/24	615,000	722,986
				1,466,957
Midstream Energy — 2.8%
Gulf South Pipeline Co. LP	4.000%	06/15/22	335,000	343,048
Williams Partners LP	3.900%	01/15/25	635,000	694,376
				1,037,424
Other Industrial — 1.2%
Nature Conservancy	0.317%	07/01/21	450,000	450,000

Packaging — 3.6%
Ball Corp.	4.000%	11/15/23	636,000	673,289
Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	01/15/23	660,000	691,350
				1,364,639
Paper & Forest Products — 3.1%
Graphic Packaging International, Inc.	4.875%	11/15/22	636,000	664,747
Weyerhaeuser Co.	7.125%	07/15/23	460,000	519,297
				1,184,044
Railroads — 2.4%
Canadian Pacific Railway Co.	9.450%	08/01/21	440,000	443,239
Norfolk Southern Corp.	3.250%	12/01/21	475,000	477,338
				920,577
Refining — 1.4%
Valero Energy Corp.	2.700%	04/15/23	525,000	544,287

Services — 3.8%
AstraZeneca Finance LLC	0.700%	05/28/24	730,000	728,582
QVC, Inc.	4.375%	03/15/23	684,000	721,271
				1,449,853
Supermarkets — 0.7%
Kroger Co. (The)	3.400%	04/15/22	241,000	245,074

Transportation Services — 1.5%
CSX Transportation, Inc.	6.251%	01/15/23	61,049	65,698
Delta Air Lines Pass Thru Trust, Series 2019-1, Class AA	3.204%	10/25/25	295,000	311,878
Hawaiian Airlines, Inc., Series 2013-1, Class B	4.950%	07/15/23	42,344	42,284
U.S. Airways, Series 2013-1, Class B	5.375%	05/15/23	154,208	154,656
				574,516
Wireless Telecommunications — 3.8%
American Tower Corp.	3.500%	01/31/23	690,000	722,851
T-Mobile USA, Inc.	4.000%	04/15/22	700,000	712,513
				1,435,364
Wireline Telecommunications — 2.5%
AT&T, Inc.	9.150%	02/01/23	200,000	226,322
Qwest Corp.	6.750%	12/01/21	680,000	696,150
				922,472

See Notes to Financial Statements.

68	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utility — 15.2%
Electric — 12.4%
Delmarva Power & Light Co.	3.500%	11/15/23	$295,000	$314,017
Detroit Edison Co., Series 2012-A	2.650%	06/15/22	240,000	243,981
Dominion Energy, Inc., Series A-1 (Yield of Treasury Note 2.125% 05/21 + 97) (a)	2.715%	08/15/21	642,000	643,836
Evergy, Inc.	2.450%	09/15/24	345,000	361,298
Eversource Energy, Series F	2.800%	05/01/23	700,000	725,448
Florida Power & Light Co. (3MO LIBOR + 38) (b)	0.564%	07/28/23	335,000	335,025
Georgia Power Co., Series 2020-A	2.100%	07/30/23	700,000	722,868
National Rural Utilities Cooperative Finance Corp.	2.400%	04/25/22	565,000	574,004
Oncor Electric Delivery Co.	4.100%	06/01/22	95,000	97,339
Oncor Electric Delivery Co.	7.000%	09/01/22	425,000	457,105
PPL Electric Utilities Corp.	2.500%	09/01/22	190,000	193,429
				4,668,350
Electronics — 1.3%
Arizona Public Service Co.	3.350%	06/15/24	465,000	496,724

Midstream Energy — 1.5%
Kinder Morgan, Inc.	3.150%	01/15/23	551,000	573,344

Total Corporate Bonds (Cost $32,559,826)				32,646,943

MUNICIPAL BONDS — 4.4%
California — 0.4%
San Diego California Public Facilities Financing Authority Senior Water Revenue Refunding Bonds, Series 2020-B	1.231%	08/01/22	160,000	161,891

Maryland — 0.2%
Howard County, Maryland Refunding Consolidated Public Improvement Project and Refunding Bonds, Series 2020-C	1.224%	08/15/22	70,000	70,810

New Jersey — 0.4%
New Jersey Economic Development Authority Water Facilities, Series 2020-C	1.150%	06/01/23	125,000	126,628

Oklahoma — 1.2%
Oklahoma State Turnpike Authority, Series 2020-B	0.491%	01/01/22	465,000	465,433

Texas — 1.3%
Austin Texas Community College, Series 2020	0.662%	02/01/23	50,000	50,064
Central Texas Regional Mobility Authority, Series 2020-D	1.307%	01/01/22	100,000	100,225
Central Texas Regional Mobility Authority, Series 2020-C	1.345%	01/01/24	135,000	135,957
Fort Bend County Texas, Series 2020	5.000%	03/01/23	185,000	199,598
				485,844
Wisconsin — 0.9%
Public Finance Authority Air Cargo Group Revenue Bonds, Series 2021	1.484%	07/01/23	350,000	349,854

Total Municipal Bonds (Cost $1,651,978)				1,660,460

ASSET BACKED SECURITIES — 0.3%
BMW Vehicle Owner Trust, Series 2018-A, Class A-4	2.510%	06/25/24	98,381	99,117
Honda Auto Receivables Owner Trust	3.010%	05/18/22	30,443	30,503
Verizon Owner Trust, Series 2018-A, Class A-1A (b)	3.230%	04/20/23	5,304	5,341
Total Asset Backed Securities (Cost $135,082)				134,961

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	69

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
FHLMC Remic, Series K-021, Class A-2	2.396%	06/25/22	$409,985	$416,042
FHLMC Remic, Series K-029, Class A-2 (b)	3.320%	02/25/23	450,000	469,509
FNMA Remic Trust, Series 2012-M13, Class A-2	2.377%	05/25/22	6,863	6,961
Total Commercial Mortgage-Backed Securities (Cost $893,392)				892,512

U.S . GOVERNMENT & AGENCIES — 1.3%
FNMA (Cost $484,769)	0.310%	11/16/23	485,000	485,476

U.S . TREASURY BONDS & NOTES — 3.7%
United States Treasury	2.625%	12/15/21	275,000	278,212
United States Treasury	2.250%	04/15/22	600,000	610,266
United States Treasury	2.250%	01/31/24	500,000	524,238
Total U.S. Treasury Bonds & Notes (Cost $1,410,516)				1,412,716

Investments at Value — 98.6% (Cost $37,135,563)				$37,233,068

Other Assets in Excess of Liabilities — 1.4%				516,532

Net Assets — 100.0%				$37,749,600

(a)	Step coupon. Rate shown is the coupon in effect as of June 30, 2021; reference rate and spread (in basis points) are indicated parenthetically.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

70	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 51.9%
Finance — 10.3%
Banking — 4.8%
Bank of America Corp., Series N (SOFR+153) (a)	1.898%	07/23/31	$3,700,000	$3,597,317
Bank of America Corp., Series N	4.083%	03/20/51	3,000,000	3,584,746
BB&T Corp., Series G	2.850%	10/26/24	3,676,000	3,930,591
Capital One Financial Corp.	3.200%	02/05/25	11,640,000	12,510,385
JPMorgan Chase & Co. (a)	2.739%	10/15/30	10,180,000	10,654,450
PNC Bank NA	2.700%	11/01/22	6,675,000	6,872,976
Truist Financial Corp. (a)	1.267%	03/02/27	4,300,000	4,295,169
Wells Fargo & Co. (a)	3.584%	05/22/28	7,250,000	7,987,252
				53,432,886
Broker/Asset Managers/Exchanges — 1.6%
Cboe Global Markets, Inc.	3.650%	01/12/27	9,800,000	10,910,426
FMR LLC, 144A (b)	5.350%	11/15/21	3,351,000	3,412,303
FMR LLC, 144A (b)	6.450%	11/15/39	2,575,000	3,758,131
				18,080,860
Life Insurance — 0.9%
Massachusetts Mutual Life Insurance Co., 144A (b)	3.729%	10/15/70	2,279,000	2,417,240
Northwestern Mutual Life Insurance Co. (The), 144A (b)	3.850%	09/30/47	6,775,000	7,745,362
				10,162,602
Mortgage Banking — 0.6%
Provident Funding Associates LP/PFG Finance Corp., 144A (b)	6.375%	06/15/25	6,295,000	6,373,687

Noncaptive Diversified Financial Companies — 0.7%
Aircastle, Ltd.	5.000%	04/01/23	3,000,000	3,208,965
Aviation Capital Group LLC, 144A (b)	3.875%	05/01/23	4,250,000	4,452,783
				7,661,748
Other Finance — 0.3%
IIP Operating Partnership LP, 144A (b)	5.500%	05/25/26	3,250,000	3,344,199

Real Estate Investment Trusts — 1.4%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	6,546,056
Ventas Realty LP	3.500%	04/15/24	3,000,000	3,210,430
Ventas Realty LP	4.400%	01/15/29	2,955,000	3,389,846
Washington REIT	3.950%	10/15/22	2,025,000	2,091,035
				15,237,367
Industrial — 38.2%
Aerospace / Defense — 0.4%
Raytheon Technologies Corp.	3.150%	12/15/24	3,696,000	3,966,327

Automobile Manufacturing — 2.4%
Ford Motor Credit Co. LLC	4.250%	09/20/22	5,500,000	5,679,135
Ford Motor Credit Co. LLC	4.063%	11/01/24	2,000,000	2,127,300
General Motors Financial Co., Inc.	5.100%	01/17/24	2,300,000	2,532,077
General Motors Financial Co., Inc.	3.950%	04/13/24	4,425,000	4,760,436
Goodyear Tire & Rubber Co.	9.500%	05/31/25	1,500,000	1,674,375
Goodyear Tire & Rubber Co., 144A (b)	5.000%	07/15/29	500,000	523,500
Harley-Davidson Financial Services, Inc., 144A (b)	4.050%	02/04/22	8,600,000	8,780,595
				26,077,418
Beverage / Bottling — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.900%	02/01/46	5,700,000	7,214,775
Fomento Economico Mexicano S.A.B. de C. V.	2.875%	05/10/23	7,548,000	7,792,253
PepsiCo, Inc.	3.875%	03/19/60	1,575,000	1,938,540
				16,945,568

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	71

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Building Products — 1.6%
Allegion PLC	3.500%	10/01/29	$5,063,000	$5,502,606
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,771,252
Masco Corp.	6.500%	08/15/32	6,205,000	8,253,927
Summit Materials LLC, 144A (b)	6.500%	03/15/27	1,450,000	1,534,796
				18,062,581
Chemicals — 0.0% (d)
Compass Minerals International, Inc., 144A (b)	6.750%	12/01/27	500,000	537,500

Construction Machinery — 1.7%
CNH Industrial N.V.	4.500%	08/15/23	3,275,000	3,530,733
Deere & Co.	3.750%	04/15/50	1,590,000	1,922,260
H&E Equipment Services, Inc., 144A (b)	3.875%	12/15/28	5,550,000	5,461,200
John Deere Capital Corp.	1.750%	03/09/27	2,045,000	2,092,766
United Rentals North America	3.875%	02/15/31	5,295,000	5,387,663
				18,394,622
Consumer Products — 0.5%
Vista Outdoor, Inc., 144A (b)	4.500%	03/15/29	5,600,000	5,698,000

Diversified Manufacturing — 1.7%
BWX Technologies, Inc., 144A (b)	4.125%	06/30/28	4,169,000	4,247,169
Roper Technologies, Inc.	3.650%	09/15/23	7,991,000	8,534,481
Vontier Corp., 144A (b)	2.400%	04/01/28	5,550,000	5,512,815
				18,294,465
Electronics — 1.6%
Amkor Technology, Inc., 144A (b)	6.625%	09/15/27	4,422,000	4,770,232
Analog Devices, Inc.	2.950%	04/01/25	3,900,000	4,172,774
Dell, Inc.	7.100%	04/15/28	4,492,000	5,773,837
EMC Corp.	3.375%	06/01/23	2,000,000	2,077,420
QORVO, Inc.	4.375%	10/15/29	775,000	844,533
QORVO, Inc., 144A (b)	3.375%	04/01/31	500,000	521,110
				18,159,906
Food Processors — 0.4%
Kraft Heinz Food Co.	4.625%	01/30/29	3,495,000	4,067,796

Gaming — 0.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.	5.625%	05/01/24	5,199,000	5,630,270

Healthcare Facilities / Supplies — 0.8%
Hologic, Inc., 144A (b)	4.625%	02/01/28	3,146,000	3,303,300
Teleflex, Inc.	4.625%	11/15/27	1,390,000	1,480,614
Teleflex, Inc., 144A (b)	4.250%	06/01/28	3,741,000	3,899,993
				8,683,907
Independent Energy — 3.7%
Apache Corp.	3.250%	04/15/22	8,574,000	8,665,313
Diamondback Energy, Inc.	3.500%	12/01/29	7,965,000	8,526,906
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	7,667,100
PDC Energy, Inc.	1.125%	09/15/21	10,030,000	9,942,488
Range Resources Corp.	4.875%	05/15/25	6,400,000	6,624,000
				41,425,807
Information / Data Technology — 0.7%
Fiserv, Inc.	3.200%	07/01/26	7,475,000	8,089,278

Lease / Rent — 0.9%
SBA Tower Trust, Series 2019-1, Class 1C, 144A (b)	2.836%	01/15/50	10,000,000	10,493,450

See Notes to Financial Statements.

72	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Media — Cable — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (b)	5.000%	02/01/28	$4,140,000	$4,341,825
Comcast Corp.	2.350%	01/15/27	8,200,000	8,600,855
Cox Communications, Inc., 144A (b)	2.600%	06/15/31	5,325,000	5,404,839
Dish DBS Corp.	5.875%	07/15/22	4,044,000	4,218,701
Dish DBS Corp.	7.750%	07/01/26	2,050,000	2,321,625
Sirius XM Radio, Inc., 144A (b)	5.375%	07/15/26	4,000,000	4,130,000
				29,017,845
Media — Non-Cable — 2.3%
AMC Networks, Inc.	4.750%	08/01/25	3,965,000	4,070,865
Lamar Media Corp.	3.750%	02/15/28	2,400,000	2,442,000
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,793,500
Moody’s Corp.	4.875%	02/15/24	9,235,000	10,142,796
Netflix, Inc.	4.875%	04/15/28	1,000,000	1,162,500
Netflix, Inc.	6.375%	05/15/29	1,000,000	1,277,250
Netflix, Inc., 144A (b)	4.875%	06/15/30	1,225,000	1,456,892
Walt Disney Co. (The)	4.625%	03/23/40	2,630,000	3,348,395
				25,694,198
Midstream Energy — 3.1%
Boardwalk Pipelines LP	3.375%	02/01/23	3,295,000	3,400,650
Boardwalk Pipelines LP	4.950%	12/15/24	4,230,000	4,728,091
Magellan Midstream Partners LP	5.000%	03/01/26	6,125,000	7,036,186
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	5,284,000	7,772,957
Transcontinental Gas Pipe Line Co. LLC	7.850%	02/01/26	4,315,000	5,479,607
Valero Energy Partners LP	4.375%	12/15/26	5,187,000	5,874,045
				34,291,536
Natural Gas — Distributors — 0.6%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	5,932,000	6,480,710

Oil Field Services — 0.1%
Burlington Resources, Inc.	6.875%	02/15/26	1,000,000	1,237,952

Other Industrial — 0.8%
Quanta Services, Inc.	2.900%	10/01/30	8,000,000	8,294,590

Packaging — 1.4%
Ball Corp.	4.875%	03/15/26	4,500,000	5,011,918
Berry Global, Inc., 144A (b)	4.500%	02/15/26	1,418,000	1,450,330
Silgan Holdings, Inc.	4.750%	03/15/25	779,000	791,659
Silgan Holdings, Inc., 144A (b)	1.400%	04/01/26	3,000,000	2,970,000
Silgan Holdings, Inc.	4.125%	02/01/28	4,820,000	5,000,750
				15,224,657
Paper & Forest Products — 0.7%
Graphic Packaging International, Inc.	4.875%	11/15/22	1,601,000	1,673,365
West Fraser Timber Co., Ltd., 144A (b)	4.350%	10/15/24	5,425,000	5,799,106
				7,472,471
Railroads — 0.3%
Kansas City Southern	2.875%	11/15/29	3,293,000	3,464,575

Retail Stores — 1.3%
Dollar General Corp.	3.500%	04/03/30	3,550,000	3,899,937
Group 1 Automotive, Inc., 144A (b)	4.000%	08/15/28	5,438,000	5,533,165
Hanesbrands, Inc., 144A (b)	4.625%	05/15/24	2,491,000	2,640,460
Hanesbrands, Inc., 144A (b)	4.875%	05/15/26	2,000,000	2,160,000
				14,233,562

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	73

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Services — 2.3%
Block Financial LLC	3.875%	08/15/30	$5,340,000	$5,773,055
QVC, Inc.	4.850%	04/01/24	5,122,000	5,557,370
QVC, Inc.	4.750%	02/15/27	2,085,000	2,210,871
Rayonier LP	2.750%	05/17/31	6,000,000	6,057,094
Service Corp. International	4.625%	12/15/27	483,000	510,772
Service Corp. International	5.125%	06/01/29	4,575,000	4,963,875
				25,073,037
Supermarkets — 0.5%
Alimentation Couche-Tard, Inc., 144A (b)	3.550%	07/26/27	4,660,000	5,121,491

Transportation Services — 1.4%
American Airlines, Inc., Series 2013-2, Class A (c)	4.950%	07/15/24	6,730,429	6,829,115
FedEx Corp.	3.900%	02/01/35	6,190,000	7,094,740
United Parcel Service, Inc.	5.200%	04/01/40	1,540,000	2,090,409
				16,014,264
Vehicle Parts — 0.5%
Meritor, Inc., 144A (b)	6.250%	06/01/25	4,887,000	5,205,486

Wireless Telecommunications — 0.3%
T-Mobile USA, Inc.	3.500%	04/15/31	3,670,000	3,796,799

Wireline Telecommunications — 1.6%
AT&T, Inc.	3.500%	06/01/41	1,275,000	1,324,427
AT&T, Inc., 144A (b)	3.550%	09/15/55	3,362,000	3,373,272
Qwest Corp.	6.750%	12/01/21	7,461,000	7,638,199
Verizon Communications, Inc.	4.400%	11/01/34	4,625,000	5,509,332
				17,845,230
Utility — 3.4%
Electric — 3.4%
Nevada Power Co.	6.750%	07/01/37	2,850,000	4,160,719
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	1,650,000	1,656,734
NRG Energy, Inc.	7.250%	05/15/26	1,250,000	1,295,756
NRG Energy, Inc., 144A (b)	5.250%	06/15/29	5,575,000	5,930,406
Oncor Electric Delivery Co. LLC	4.100%	06/01/22	4,730,000	4,846,478
Oncor Electric Delivery Co. LLC	5.750%	03/15/29	4,725,000	5,937,189
Tenaska Virginia Partners LP, 144A (b)	6.119%	03/30/24	68,002	72,598
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	7,757,015
Vistra Operations Co. LLC, 144A (b)	5.000%	07/31/27	5,100,000	5,235,813
				36,892,708

Total Corporate Bonds (Cost $543,707,771)				574,181,355

MUNICIPAL BONDS — 9.1%
California — 2.9%
California Educational Facilities Authority, Series 2018-A	4.842%	10/01/48	3,635,000	4,005,612
California Municipal Financial Authority, Series 2021 (c)	3.637%	07/01/30	6,000,000	6,254,764
City of San Francisco, CA, Public Utilities Commission Water Revenue, Series 2010-B	6.000%	11/01/40	7,750,000	10,762,651
San Diego County Regional Airport Authority, Series 2014-B	5.594%	07/01/43	3,215,000	3,592,631
University of California, Series 2013-AJ	4.601%	05/15/31	6,390,000	7,579,909
				32,195,567
Colorado — 0.4%
Denver Colorado Public Schools, Series 2013-B	4.242%	12/15/37	3,900,000	4,682,565

See Notes to Financial Statements.

74	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
District of Columbia — 0.3%
District of Columbia Income Tax, Series 2009-E	5.591%	12/01/34	$2,880,000	$3,724,569

Maryland — 0.2%
Maryland State Economic Development Corp. (c)	3.997%	04/01/34	2,000,000	2,164,352

Massachusetts — 0.7%
Commonwealth of Massachusetts, Series 2019-D	2.663%	09/01/39	7,380,000	7,775,372

New York — 0.8%
New York City Transitional Finance Authority, Series B SUB B-3	3.950%	08/01/32	7,665,000	8,663,555

Texas — 2.0%
Central Texas Regional Mobility Authority, Series 2020-D	3.593%	01/01/42	4,950,000	4,789,498
Dallas Area Rapid Transit, Series 2010-B	4.920%	12/01/41	6,110,000	8,224,870
North Texas Tollway Authority System, Series 2020-B	2.327%	01/01/33	4,920,000	5,005,674
Texas Transportation Commission Central Texas Turnpike System, Series 2020-B	1.980%	08/15/42	4,025,000	4,093,307
				22,113,349
Utah — 0.6%
Utah Transit Authority Sales Tax Revenue, Series 2020	2.774%	12/15/38	5,925,000	6,033,764

Virginia — 0.8%
Virginia Small Business Financing Authority, Series 2017 (a) (c) (e)	2.250%	07/01/50	9,000,000	9,020,453

Washington — 0.4%
Port of Seattle Washington, Series 2017-B	3.755%	05/01/36	1,925,000	2,111,367
State of Washington, Series 2010-D	5.481%	08/01/39	1,475,000	2,050,834
				4,162,201

Total Municipal Bonds (Cost $94,321,893)				100,535,747

ASSET BACKED SECURITIES — 2.6%
Bear Stearns, Series 2003-AC4, Class A (f)	5.500%	09/25/33	2,842,480	2,914,552
CWABS Asset-Backed Certificates Trust, Series 2005-1, Class AF-6 (a)	5.030%	07/25/35	1,372	1,380
Drive Auto Receivables Trust, Series 2020-1, Class B	2.080%	07/15/24	1,080,000	1,087,301
Drive Auto Receivables Trust, Series 2018-3, Class D	4.300%	09/16/24	3,675,539	3,760,828
DT Auto Owner Trust, Series 2019-3, Class B, 144A (b)	2.600%	04/17/23	3,371,414	3,379,258
DT Auto Owner Trust, Series 2019-3, Class C, 144A (b)	2.740%	04/15/25	3,100,000	3,140,064
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (b)	3.482%	06/16/25	10,800,000	11,470,848
John Deere Owner Trust, Series 2018-B, Class A-3	3.080%	11/15/22	585,796	588,809
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF-6 (a) (f)	4.780%	08/25/35	537,690	563,536
Santander Drive Auto Receivables Trust, Series 2019-2, Class C	2.900%	10/15/24	1,000,000	1,013,775
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1, Class A, 144A (b)	2.910%	03/20/34	628,419	635,738
Total Asset Backed Securities (Cost $29,297,961)				28,556,089

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 20.6%
Fannie Mae Pool — 13.0%
Pool #AC8938	4.500%	01/01/25	890,466	939,236
Pool #AD4268	4.500%	03/01/25	606,253	640,717
Pool #MA3125	3.000%	09/01/32	6,517,193	6,867,056
Pool #725705	5.000%	08/01/34	99,791	114,054
Pool #735288	5.000%	03/01/35	536,105	612,596
Pool #MA2354, Series 2015	3.500%	08/01/35	5,269,282	5,662,668
Pool #735897	5.500%	10/01/35	398,234	459,419
Pool #745275	5.000%	02/01/36	526,735	603,217

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	75

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Fannie Mae Pool (continued)
Pool #MA4279	2.000%	03/01/36	$18,282,250	$18,872,228
Pool #MA4361	2.500%	05/01/36	10,411,284	10,860,520
Pool #888016	5.500%	05/01/36	666,099	771,442
Pool #190377	5.000%	11/01/36	508,348	581,615
Pool #888405	5.000%	12/01/36	103,657	118,685
Pool #889108	6.000%	02/01/38	349,199	412,097
Pool #889579	6.000%	05/01/38	607,258	720,042
Pool #995838	5.500%	05/01/39	469,577	546,408
Pool #AL3287, Series 2013	4.500%	09/01/41	1,921,510	2,134,536
Pool #AL0933, Series 2011	5.000%	10/01/41	561,579	638,420
Pool #MA1700, Series 2013	4.500%	12/01/43	1,466,085	1,629,245
Pool #MA1971	4.500%	06/01/44	238,615	263,082
Pool #MA2005	4.500%	08/01/44	455,427	503,282
Pool #AS8461, Series 2016	3.500%	12/01/46	5,736,255	6,090,875
Pool #MA4048	3.000%	06/01/50	9,077,893	9,468,270
Pool #MA4097	3.000%	08/01/50	9,111,497	9,493,702
Pool #MA4121	3.000%	09/01/50	6,855,965	7,152,676
Pool #MA4182	2.000%	11/01/50	10,413,416	10,521,369
Pool #MA4255	2.000%	02/01/51	5,618,826	5,677,126
Pool #MA4305	2.000%	04/01/51	9,893,401	9,995,956
Pool #MA4306	2.500%	04/01/51	7,435,837	7,698,082
Pool #MA4356	2.500%	06/01/51	18,577,166	19,232,342
Pool #MA4379	2.500%	07/01/51	4,055,000	4,198,011
				143,478,974
Federal Home Loan Mortgage Corporation — 4.5%
Pool #SB8093	2.000%	03/01/36	11,859,979	12,242,707
Pool #SB8116	2.500%	07/01/36	22,700,000	23,749,875
Pool #SD8151	2.500%	06/01/51	13,457,415	13,932,028
				49,924,610
Freddie Mac Gold Pool — 0.4%
Pool #G08061	5.500%	06/01/35	51,390	59,564
Pool #G08079	5.000%	09/01/35	440,893	501,991
Pool #G01960	5.000%	12/01/35	154,341	176,769
Pool #A42128	5.500%	01/01/36	221,117	256,301
Pool #G02064	5.000%	02/01/36	269,906	309,098
Pool #G05200	5.000%	05/01/36	889,495	1,018,411
Pool #G02252	5.500%	07/01/36	505,535	585,928
Pool #G02386	6.000%	11/01/36	324,468	384,231
Pool #G03189	6.500%	09/01/37	616,201	714,514
Pool #G08607	4.500%	09/01/44	888,425	982,492
				4,989,299
Freddie Mac Non-Gold Pool — 1.1%
Pool #781958 (H15T1Y + 225) (a)	0.460%	09/01/34	48,760	51,866
Pool #SD8092	3.000%	09/01/50	11,439,948	11,930,694
				11,982,560
Ginnie Mae I Pool — 0.0% (d)
Pool #550656	5.000%	09/15/35	79,505	89,643

Ginnie Mae II Pool — 1.5%
Pool #G24496	5.000%	07/20/39	379,333	422,273
Pool #MA7419	3.000%	06/01/51	15,875,000	16,674,942
				17,097,215

Total Mortgage-Backed Securities Passthrough (Cost $226,607,571)				227,562,301

See Notes to Financial Statements.

76	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
American Home Mortgage Investment Trust, Series 2004-4, Class VI-A-1 (a) (f)	6.000%	02/25/45	$1,734,719	$1,810,020
Banc of America Funding Trust, Series 2005-4, Class 1-A-4	5.500%	08/25/35	59,635	61,131
Banc of America Funding Trust, Series 2005-4, Class 2-A-4	5.500%	08/25/35	90,274	92,257
CWHL Mortgage Pass-Through Trust, Series 2004-HYB2, Class 5-A (a)	4.609%	07/20/34	875,169	882,858
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3	6.000%	03/25/35	744,271	707,056
PHMC Trust, Series 2007-2, Class A-2 (a)	5.447%	05/18/37	400,722	405,587
Total Residential Mortgage-Backed Securities (Cost $3,983,462)				3,958,909

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
FHLMC Remic, Series K-043, Class A-2 (Cost $9,731,378) (a)	3.060%	12/25/24	9,000,000	9,672,096

U.S . TREASURY BONDS & NOTES — 13.9%
United States Treasury	0.250%	05/31/25	235,000	231,053
United States Treasury	2.250%	11/15/25	31,915,000	33,954,568
United States Treasury	2.375%	05/15/27	3,725,000	4,010,050
United States Treasury	1.125%	02/29/28	14,795,000	14,751,077
United States Treasury	2.625%	02/15/29	3,240,000	3,552,863
United States Treasury	1.625%	08/15/29	5,000,000	5,113,867
United States Treasury	0.875%	11/15/30	11,825,000	11,244,836
United States Treasury	3.125%	11/15/41	16,425,000	19,579,113
United States Treasury	1.125%	05/15/40	2,035,000	1,756,777
United States Treasury	3.750%	08/15/41	4,500,000	5,846,133
United States Treasury	2.875%	05/15/43	14,805,000	17,026,907
United States Treasury	2.500%	02/15/45	25,675,000	27,779,146
United States Treasury	3.000%	02/15/49	120,000	143,667
United States Treasury	1.250%	05/15/50	11,165,000	9,116,484
Total U.S. Treasury Bonds & Notes (Cost $144,708,647)				154,106,541

Investments at Value — 99.2% (Cost $1,052,358,683)				$1,098,573,038

Other Assets in Excess of Liabilities — 0.7%				8,342,328

Net Assets — 100.0%				$1,106,915,366

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities represent $166,238,956 or 15.02% of net assets as of June 30, 2021.

(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $24,268,684, which represents 2.19% of net assets as of June 30, 2021.

(d)	Percentage rounds to less than 0.1%.

(e)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(f)	Step coupon. Rate shown is the coupon in effect as of June 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	77

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 96.1%
Finance — 9.0%
Gaming — 1.9%
MGM Growth Properties Operating Partnership LP	4.500%	01/15/28	$1,671,000	$1,767,082

Health Insurance — 0.8%
Centene Corp., 144A (a)	5.375%	06/01/26	725,000	757,625

Mortgage Banking — 2.1%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	6.375%	06/15/25	1,973,000	1,997,663

Noncaptive Diversified Financial Companies — 1.2%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	1,000,000	1,123,240

Other Finance — 1.5%
IIP Operating Partnership LP, 144A (a)	5.500%	05/25/26	1,375,000	1,414,853

Real Estate Investment Trusts — 1.5%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,350,000	1,431,121

Industrial — 84.1%
Aerospace / Defense — 0.9%
Hexcel Corp.	4.200%	02/15/27	825,000	887,364

Automobile Manufacturing — 5.0%
Ford Motor Co.	7.400%	11/01/46	1,000,000	1,313,150
Ford Motor Credit Co. LLC	5.584%	03/18/24	405,000	443,556
General Motors Co.	6.800%	10/01/27	850,000	1,070,633
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,827,931
				4,655,270
Building Products — 2.0%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	555,702
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,316,351
				1,872,053
Chemicals — 5.0%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	544,700
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	650,000	635,375
Compass Minerals International, Inc., 144A (a)	4.875%	07/15/24	1,200,000	1,239,000
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	634,000	681,550
Olin Corp.	5.125%	09/15/27	806,000	838,240
Olin Corp.	5.000%	02/01/30	675,000	719,719
				4,658,584
Construction Machinery — 1.5%
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,437,624

Consumer Products — 2.8%
Scotts Miracle-Gro Co., 144A (a)	4.000%	04/01/31	875,000	872,270
Vista Outdoor, Inc., 144A (a)	4.500%	03/15/29	1,765,000	1,795,888
				2,668,158
Diversified Manufacturing — 3.0%
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,702,000	1,733,912
Wesco Distribution, Inc.	5.375%	06/15/24	1,106,000	1,120,931
				2,854,843

See Notes to Financial Statements.

78	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Electronics — 6.4%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	$1,670,000	$1,801,512
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,704,544
Dell, Inc.	7.100%	04/15/28	655,000	841,911
QORVO, Inc.	4.375%	10/15/29	1,282,000	1,397,021
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	247,208
				5,992,196
Environmental — 1.0%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	850,000	924,375

Food Processors — 0.7%
Kraft Heinz Foods Co.	6.875%	01/26/39	466,000	669,367

Healthcare Facilities / Supplies — 2.5%
Hologic, Inc., 144A (a)	3.250%	02/15/29	1,500,000	1,486,875
Teleflex, Inc.	4.625%	11/15/27	825,000	878,782
				2,365,657
Home Builders — 2.0%
KB Home	6.875%	06/15/27	1,560,000	1,856,400

Independent Energy — 12.0%
Apache Corp.	4.875%	11/15/27	1,099,000	1,190,206
Apache Corp.	4.250%	01/15/30	575,000	606,625
Diamondback Energy, Inc.	3.500%	12/01/29	1,411,000	1,510,542
Occidental Petroleum Corp.	3.400%	04/15/26	1,000,000	1,022,500
Occidental Petroleum Corp.	7.500%	05/01/31	296,000	372,960
Occidental Petroleum Corp.	7.875%	09/15/31	300,000	385,500
PDC Energy, Inc.	1.125%	09/15/21	2,770,000	2,745,832
PDC Energy, Inc.	6.125%	09/15/24	290,000	296,583
PDC Energy, Inc.	5.750%	05/15/26	565,000	590,244
Range Resources Corp.	4.875%	05/15/25	2,000,000	2,070,000
Range Resources Corp.	9.250%	02/01/26	400,000	441,000
				11,231,992
Information / Data Technology — 0.6%
CDK Global, Inc.	5.000%	10/15/24	500,000	554,855

Leisure / Entertainment — 1.7%
Cedar Fair LP	5.375%	04/15/27	437,000	450,110
Cedar Fair LP	5.250%	07/15/29	1,100,000	1,133,000
				1,583,110
Media — Cable — 5.5%
DISH DBS Corp.	5.875%	07/15/22	1,270,000	1,324,864
DISH DBS Corp.	7.750%	07/01/26	802,000	908,265
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,468,100
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,471,095
				5,172,324
Media — Non-Cable — 7.2%
AMC Networks, Inc.	4.750%	08/01/25	1,597,000	1,639,640
Lamar Media Corp.	3.750%	02/15/28	1,275,000	1,297,312
Lamar Media Corp.	4.875%	01/15/29	815,000	859,825
Netflix, Inc.	5.875%	11/15/28	745,000	914,435
Netflix, Inc., 144A (a)	4.875%	06/15/30	150,000	178,395
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	231,187
Nielsen Co. (Luxembourg) SARL (The), 144A (a)	5.000%	02/01/25	750,000	771,562
Nielsen Finance LLC, 144A (a)	4.500%	07/15/29	900,000	902,520
				6,794,876

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	79

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Metals / Mining — 3.0%
FMG Resources August 2006 Pty., Ltd., 144A (a)	5.125%	05/15/24	$500,000	$544,375
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	800,000	870,000
Freeport-McMoran, Inc.	5.400%	11/14/34	1,172,000	1,415,547
				2,829,922
Natural Gas — Distributors — 2.3%
AmeriGas Partners LP/AmeriGas Financial Corp.	5.625%	05/20/24	1,945,000	2,124,912

Packaging — 1.7%
Berry Global, Inc., 144A	4.500%	02/15/26	296,000	302,749
Berry Plastics Corp.	5.125%	07/15/23	248,000	248,248
Silgan Holdings, Inc.	4.750%	03/15/25	751,000	763,204
Silgan Holdings, Inc.	4.125%	02/01/28	275,000	285,313
				1,599,514
Paper & Forest Products — 0.9%
West Fraser Timber Co., Ltd., 144A (a)	4.350%	10/15/24	770,000	823,099

Retail Stores — 2.7%
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,164,000	1,184,370
Hanesbrands, Inc., 144A (a)	4.625%	05/15/24	1,025,000	1,086,500
Hanesbrands, Inc., 144A (a)	4.875%	05/15/26	250,000	270,000
				2,540,870
Services — 6.7%
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,610,000	1,620,062
QVC, Inc.	4.850%	04/01/24	825,000	895,125
QVC, Inc.	4.750%	02/15/27	970,000	1,028,559
Service Corp. International	4.625%	12/15/27	836,000	884,070
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	224,730
United Rentals North America, Inc.	4.875%	01/15/28	1,505,000	1,596,053
				6,248,599
Theater Entertainment — 1.0%
Cinemark USA, Inc., 144A (a)	5.875%	03/15/26	880,000	920,876

Vehicle Parts — 3.2%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,350,401
Meritor, Inc., 144A (a)	6.250%	06/01/25	1,537,000	1,637,166
				2,987,567
Wireless Telecommunications — 1.3%
T-Mobile USA, Inc.	4.750%	02/01/28	1,142,000	1,223,368

Wireline Telecommunications — 1.5%
Lumen Technologies, Inc., Series W	6.750%	12/01/23	713,000	790,703
Lumen Technologies, Inc.	7.995%	06/01/36	559,000	633,710
				1,424,413

See Notes to Financial Statements.

80	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Utility — 3.0%
Electric — 3.0%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	$1,302,000	$1,279,475
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,450,000	1,488,614
				2,768,089

Investments at Value — 96.1% (Cost $87,184,769)				$90,161,861

Other Assets in Excess of Liabilities — 3.9%				3,678,309

Net Assets — 100.0%				$93,840,170

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of these securities is $40,895,543, which represents 43.58% of net assets as of June 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	81

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 95.0%
Certificate Participation — 0.8%
Lease / Rent — 0.8%
Monterey County California Public Facilities Financing COP, Series 2015 (a)	4.000%	09/01/45	$185,000	$203,747
Public Water Supply of District No. 1 of Lincoln County COP, Series 2019 (a)	4.000%	07/01/38	500,000	549,668
San Francisco California City & County COP, Series 2017-B	4.000%	04/01/37	425,000	477,183
Washington State, State & Local Agency Real & Personal Property COP, Series 2018-C (a)	5.000%	07/01/43	475,000	587,529
				1,818,127
General Obligation — 18.7%
Lease / Rent — 1.5%
Maryland State Economic Development Corp., Series 2021 (b)	3.997%	04/01/34	3,000,000	3,246,529

Local — 17.2%
Bauer Landing Water Control and Improvement District, Series 2017	3.875%	03/01/45	1,050,000	1,056,400
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	50,000	54,121
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	70,000	75,731
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,450,000	1,577,864
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	3,975,000	4,217,411
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/27	1,450,000	1,507,502
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/28	1,450,000	1,497,445
Chambers County Texas Improvement District No. 1, Series 2020	2.000%	09/01/29	1,455,000	1,492,778
City of New York (The) New York, Series 2018 E-1	5.250%	03/01/35	660,000	834,026
City of New York (The) New York, Series 2014 I-1	4.000%	03/01/39	300,000	325,853
City of New York (The) New York, Series 2021-C	4.000%	08/01/40	4,000,000	4,793,697
El Paso Country Texas Hospital District, Series 2013	5.000%	08/15/30	200,000	214,230
El Paso Country Texas Hospital District, Series 2013	5.000%	08/15/43	735,000	780,518
Fort Bend County Texas Levee District No. 6, Series 2019 (a)	3.000%	09/01/33	320,000	341,774
Fort Bend County Texas Municipal Utility District No. 128, Series 2014 (a)	3.650%	09/01/29	205,000	209,880
Fort Bend County Texas Municipal Utility District No. 25, Series 2019 (a)	3.000%	10/01/34	895,000	934,116
Fort Bend County Texas Municipal Utility District No. 58, Series 2021	3.000%	04/01/33	800,000	879,432
Fort Bend County Texas Municipal Utility District No. 58, Series 2021	3.000%	04/01/34	695,000	761,958
Harris County Texas Municipal Utility District No. 166, Series 2019 (a)	3.000%	09/01/29	250,000	264,276
Hays County Water Control & Improvement District No. 2, Series 2013 (a)	4.600%	09/01/33	390,000	422,193
High Plains Metropolitan District in the City of Aurora Arapahoe County, Colorado, Series 2017, NATL (a) (c)	5.000%	12/01/35	295,000	359,895
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/31	540,000	555,807
Kings Manor Texas Municipal Utility District, Series 2019 (a)	3.000%	09/01/32	250,000	256,644
Las Vegas Nevada City Hall, Series 2015-C (a)	4.000%	09/01/38	855,000	961,748
Lazy Nine Texas Municipal Utility District No. 1B, Series 2014 (a)	4.000%	09/01/34	100,000	100,622
Marin California Healthcare District Election 2013, Series 2017-A (a)	4.000%	08/01/47	600,000	686,536
Natomas Unified School District California, Series 2020-A	4.000%	08/01/49	3,000,000	3,408,920
Riverview Metropolitan District Colorado, Series 2021	5.000%	12/01/41	550,000	598,095
Riverview Metropolitan District Colorado, Series 2021	5.000%	12/01/51	500,000	537,823
Sonterra Texas Municipal Utility District, Series 2020 (a)	4.000%	08/15/39	890,000	952,112
Southern York County Pennsylvania School District, Series 2019	4.000%	09/01/47	500,000	546,966
Traditions Metropolitan District No. 2 Arapahoe County, Colorado, Series 2016 (a)	4.250%	12/01/46	100,000	113,423
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	109,646
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	229,036
Viridian Municipal Management District, Series 2020	4.000%	12/01/35	770,000	887,209
Viridian Municipal Management District, Series 2020	4.000%	12/01/36	535,000	613,967
Viridian Municipal Management District, Series 2020	4.000%	12/01/36	805,000	923,819
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	109,164
Winton Woods City Ohio School District, Series 2017-A (a)	4.000%	11/01/53	1,950,000	1,991,245
				36,183,882

See Notes to Financial Statements.

82	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local Authority — 8.9%
Education — 2.8%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	$170,000	$175,879
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	5,694,383
				5,870,262
Health Care — 3.4%
California Municipal Finance Authority, Series 2021 (b)	3.637%	07/01/30	7,000,000	7,297,224

Healthcare — 0.2%
Denver Health & Hospital Authority, Series B (a)	4.900%	12/01/24	410,000	434,102

Public Services — 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)	5.250%	12/01/35	1,000,000	1,042,845

Transportation — 1.4%
Port Authority of New York & New Jersey, Series 182	5.310%	08/01/46	1,040,000	1,166,200
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,082,923
Public Finance Authority Wisconsin Air Cargo, Series 2021	2.312%	07/01/25	675,000	673,950
				2,923,073
Utilities — 0.6%
Warm Springs Reservation of Oregon Confedered Tribes, Series 2019-A (b)	2.800%	11/01/22	500,000	507,683
Warm Springs Reservation of Oregon Confedered Tribes, Series 2019-A (b)	2.950%	11/01/23	480,000	492,099
Warm Springs Reservation of Oregon Confedered Tribes, Series 2019-A (b)	3.050%	11/01/24	200,000	206,332
				1,206,114
Prerefunded — 0.4%
Education — 0.2%
Harris County Cultural Education Facilities Finance Corp., Series 2012-A (a)	5.000%	11/15/37	280,000	298,410

Healthcare — 0.2%
Illinois Finance Authority, Series 2012-A (a)	4.250%	05/15/41	375,000	388,287
Washington State Health Care Facilities Authority, Series 2013A-1 (a)	5.250%	01/01/40	95,000	102,079
				490,366
Revenue — 57.7%
Education — 1.6%
Harris County Cultural Education Facilities Finance Corp., Series 2016 (a)	4.000%	11/15/30	300,000	334,084
Massachusetts State Development Finance Agency, Series 2012 (a)	4.000%	09/01/49	1,100,000	1,141,415
Miami-Dade County Educational Facilities Authority, Series 2015-A (a)	5.000%	04/01/31	20,000	23,071
Ohio State University General Receipts Special Purpose, Series 2013-A (a)	4.000%	06/01/43	900,000	952,816
Tulsa Industrial Authority, Series 2011	4.000%	10/01/21	70,000	70,434
Washington Higher Education Facilities Authority, Series 2017	4.000%	01/01/37	500,000	559,084
Washington Higher Education Facilities Authority, Series 2013-A (a)	5.250%	04/01/43	175,000	188,133
				3,269,037
Healthcare — 4.9%
City of Lakeland Florida, Series 2016 (a)	5.000%	11/15/29	50,000	59,970
City of Lakeland Florida, Series 2015 (a)	5.000%	11/15/45	100,000	111,729
Colorado Health Facilities Authority, Series 2008-D-2	5.000%	01/01/22	60,000	61,257
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/23	50,000	51,035
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	01/01/25	210,000	214,001
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	850,000	973,122
Illinois Finance Authority, Series 2015-A (a)	5.000%	11/15/34	130,000	151,353
Illinois Finance Authority, Series 2016-A (a)	5.000%	02/15/45	100,000	116,749
Illinois Finance Authority, Series 2012 (a)	4.000%	06/01/47	35,000	36,220
Kentucky State Economic Development Finance Authority, Series 2009-B	2.700%	05/01/39	25,000	25,207

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	83

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Healthcare (continued)
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2016-A	5.000%	07/01/46	$2,900,000	$3,455,022
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2017-A	5.000%	07/01/48	800,000	971,351
Michigan Finance Authority Hospital Revenue, Series 2016	4.000%	11/15/46	3,635,000	4,072,580
				10,299,596
Lease / Rent — 1.3%
Hamilton Ohio Community Authority, Series 2019-A (a)	4.000%	10/15/46	990,000	1,091,556
San Mateo County California Joint Powers Financing Authority, Series 2018-A (a)	4.000%	07/15/52	1,480,000	1,705,124
				2,796,680
Other — 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series B (a)	4.000%	12/01/38	50,000	52,394

Public Services — 5.8%
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/38	1,950,000	2,093,823
Lee County Florida Tourist Development, Series 2013	4.000%	10/01/43	1,040,000	1,109,627
New York City Transitional Finance Authority, Series 2017-F-1	5.000%	05/01/42	2,415,000	2,959,922
New York City Transitional Finance Authority, Series 2016-S-1	5.000%	07/15/43	1,000,000	1,176,126
New York State Urban Development Corp., Series 2019-A	5.000%	03/15/39	840,000	1,051,227
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/35	275,000	318,725
Reunion Metropolitan District Colorado, Series 2021-A	3.625%	12/01/44	2,000,000	1,990,567
San Francisco California City & County Development Special Tax District No. 2020-1, Series 2021-A (b)	4.000%	09/01/41	300,000	343,914
San Francisco California City & County Development Special Tax District No. 2020-1, Series 2021-A (b)	4.000%	09/01/46	1,000,000	1,144,476
				12,188,407
Recreation — 0.5%
Collier County Florida Tourist Development, Series 2018	4.000%	10/01/37	750,000	851,949
Denver Colorado Convention Center Hotel Authority, Series 2016 (a)	5.000%	12/01/40	175,000	202,595
				1,054,544
State and Non-State Appropriated Tobacco — 1.6%
Buckeye Ohio Tobacco Settlement Financing Authority, Series 2020-A-2 CL 1 (a)	4.000%	06/01/38	925,000	1,111,010
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	640,000	791,337
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/35	650,000	801,273
Tobacco Securitization Authority of Southern California, Series 2019-A	5.000%	06/01/48	575,000	723,167
				3,426,787
Tax — 7.0%
City of Williston North Dakota, Series 2018-A (a)	3.200%	07/15/24	515,000	526,742
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (b)	5.250%	12/01/39	2,000,000	2,199,516
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (b)	5.250%	12/01/39	2,000,000	2,198,612
Jamestown Park District, Series A (a)	4.000%	07/01/33	1,000,000	1,078,180
New York State Dormitory Authority, Series 2018-A	4.000%	03/15/48	4,500,000	5,174,972
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	450,565
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	589,856
Riverside County California Redevelopment Agency, Series B	0.000%	10/01/38	730,000	480,752
Roaring Fork County Transportation Authority Sales & Use Tax, Series 2019 (a)	4.000%	12/01/44	150,000	176,851
Southwest Houston Texas Redevelopment Authority, Series 2017-B (a)	4.000%	09/01/40	1,350,000	1,510,876
Successor Agency to the Orange Redevelopment Agency, Series A (a)	4.000%	09/01/34	200,000	234,559
Village Community Development District No. 5, Series Phase 1	3.125%	05/01/22	150,000	152,517
				14,773,998
Transportation — 27.2%
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2019-D (a)	5.000%	05/01/39	175,000	222,348
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Series 2016-C	5.000%	05/01/46	1,175,000	1,402,341

See Notes to Financial Statements.

84	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Transportation (continued)
Buffalo & Fort Erie New York Public Bridge Authority, Series 2017	5.000%	01/01/42	$1,090,000	$1,301,030
Central Texas Regional Mobility Authority, Series A (a)	5.000%	01/01/45	635,000	725,790
City of Austin, Texas Airport Systems, Series 2017-A (a)	5.000%	11/15/46	200,000	241,860
City of St. Louis, Missouri Airport (The), Series 2019-A (a)	5.000%	07/01/49	520,000	646,294
Clark County Nevada Airport System, Series A-2	5.000%	07/01/40	1,520,000	1,883,132
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	808,190
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/30	1,500,000	1,727,241
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/35	1,180,000	1,350,566
Florida State Mid-Bay Bridge Authority, Series A (a)	5.000%	10/01/40	1,000,000	1,137,761
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2021-A	4.000%	01/15/46	250,000	296,122
Foothill Eastern Transportation Corridor Agency Toll Road, Series 2013-B-2	3.500%	01/15/53	2,750,000	3,090,155
Houston Texas Airport Systems, Series 2018-A	5.000%	07/01/41	1,000,000	1,228,569
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)	7.000%	11/15/38	1,575,000	1,661,137
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)	7.125%	11/15/45	735,000	772,218
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	425,000	511,969
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/38	285,000	345,548
New Orleans Aviation Board General Airport, Series A (a)	5.000%	01/01/43	345,000	418,018
New Orleans Aviation Board General Airport, Series B (a)	5.000%	01/01/48	390,000	461,803
North Carolina Department of Transportation, Series 2015	5.000%	06/30/54	5,000,000	5,500,911
North Carolina State Turnpike Authority Monroe Expressway Toll, Series A (a)	5.000%	07/01/42	750,000	861,672
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/43	500,000	617,120
North Carolina State Turnpike Authority Monroe Expressway Toll, Series 2019 (a)	5.000%	01/01/44	355,000	437,006
North Texas Tollway Authority System, Series 2015-A (a)	5.000%	01/01/38	370,000	422,432
North Texas Tollway Authority System, Series 2020-A	4.000%	01/02/38	3,000,000	3,549,433
North Texas Tollway Authority System, Series A	5.000%	01/01/43	2,790,000	3,415,582
North Texas Tollway Authority System, Series A	4.000%	01/01/43	500,000	572,110
Pennsylvania Turnpike Commission, Series 2015-B (a)	5.000%	12/01/45	1,025,000	1,206,624
Pennsylvania Turnpike Commission, Series A-1	5.000%	12/01/46	3,240,000	3,778,680
Port of Seattle Washington, Series 2018-A	5.000%	05/01/37	3,000,000	3,564,278
Salt Lake City Utah Airport, Series 2017-B	5.000%	07/01/47	550,000	670,286
Salt Lake City Utah Airport, Series 2018-A	5.250%	07/01/48	400,000	490,982
State of Hawaii Airports System, Series B (a)	4.000%	07/01/45	600,000	653,462
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/30	120,000	134,931
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/37	1,000,000	1,115,433
Texas Transportation Commission Central Texas Turnpike System, Series C	5.000%	08/15/42	3,500,000	3,887,136
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	07/01/34	2,500,000	2,558,108
Virginia Small Business Financing Authority, Series 2017 (a)	5.000%	01/01/40	130,000	133,000
Virginia Small Business Financing Authority, Series 2017 (a) (b) (e)	2.250%	07/01/50	3,500,000	3,507,954
				57,309,232
Utilities — 7.8%
JEA Electric System, Series 2020-A	4.000%	10/01/38	1,870,000	2,202,119
Lower Colorado River Authority Texas Transmission Contract Revenue, Series 2016 (a)	4.000%	05/15/42	500,000	544,835
Norco California Financing Authority Enterprise, Series 2019-A (a)	4.000%	10/01/44	500,000	585,748
Philadelphia Pennsylvania Gas Works, Series 16-A	5.000%	08/01/50	2,000,000	2,524,767
Richmond California Wastewater, Series 2017-A	5.250%	08/01/47	3,000,000	3,776,853
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/34	1,000,000	1,065,554
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/35	1,500,000	1,595,199
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/36	1,470,000	1,555,281
Texas Municipal Power Agency Transmission System, Series 2021	3.000%	09/01/46	500,000	519,694
Utah Infrastructure Agency, Series 2021	4.000%	10/15/36	200,000	235,356
Utah Infrastructure Agency, Series 2021	4.000%	10/15/41	1,550,000	1,801,581
				16,406,987

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	85

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note — 8.5%
ABAG Finance Authority, Series 2009-A (e)	0.010%	08/01/24	$3,500,000	$3,500,000
Massachusetts State Health & Educational Facilities Authority, Series P2 (e)	0.020%	07/01/27	3,600,000	3,600,000
Utah Water Finance Agency (e)	0.070%	10/01/37	5,000,000	5,000,000
Weber County Utah Hospital, Series 2000-B (e)	0.030%	02/15/32	5,790,000	5,790,000
				17,890,000

Total Municipal Bonds (Cost $193,060,587)				200,278,596

CORPORATE BONDS — 1.9%
Industrial — 1.9%
Energy — Midstream — 0.2%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	250,000	367,759

Independent Energy — 1.2%
PDC Energy, Inc.	1.125%	09/15/21	2,550,000	2,527,751

Leisure / Entertainment — 0.3%
YMCA of Greater New York, Series 2020	2.260%	08/01/21	600,000	600,122

Paper & Forest Products — 0.2%
West Fraser Timber Co., Ltd., 144A (f)	4.350%	10/15/24	471,000	503,480

Total Corporate Bonds (Cost $3,950,565)				3,999,112

Investments at Value — 96.9% (Cost $197,011,152)				$204,277,708

Other Assets in Excess of Liabilities — 3.1%				6,552,506

Net Assets — 100.0%				$210,830,214

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $30,314,922, which represents 14.38% of net assets as of June 30, 2021.

(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(d)	Percentage rounds to less than 0.1%.

(e)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(f)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $503,480 or 0.24% of net assets as of June 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

86	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 93.3%
Certificate Participation — 16.0%
Healthcare — 0.3%
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	$350,000	$440,127
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	438,477
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	281,191
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	298,989
				1,458,784
Lease / Rent — 15.7%
Aspen Colorado COP, Series 2019 (a)	5.000%	12/01/44	2,070,000	2,592,920
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/40	3,765,000	4,447,418
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	10,763,191
Boulder Colorado COP, Series 2021-A	5.000%	12/01/24	830,000	962,184
Boulder Colorado COP, Series 2021-A	5.000%	12/01/25	1,000,000	1,198,481
Breckenridge Colorado COP, Series 2020-B	5.000%	12/01/23	25,000	27,728
Castle Pines North Metropolitan District Colorado COP, Series 2015 (a)	4.000%	12/01/44	750,000	758,959
Castle Rock Colorado COP, Series 2020	4.000%	12/01/40	1,025,000	1,235,292
City & County of Denver Colorado COP, Series 2018-A (a)	5.375%	06/01/43	7,000,000	8,423,880
City & County of Denver Colorado COP, Series 2018-A (a)	4.000%	06/01/48	4,925,000	5,489,168
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/34	450,000	544,162
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	742,967
City of Thornton Colorado COP, Series 2018	4.000%	12/01/39	10,305,000	12,163,635
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	5.000%	03/15/36	1,750,000	2,212,615
Colorado State Building Excellent Schools Today COP, Series 2019-O (a)	4.000%	03/15/37	1,450,000	1,717,704
Colorado State Building Excellent Schools Today COP, Series 2018-N (a)	4.000%	03/15/39	200,000	232,218
Colorado State COP Rural Colorado, Series 2018-A	4.000%	12/15/36	500,000	592,800
Colorado State COP Rural Colorado, Series 2018-A (a)	5.000%	12/15/37	1,000,000	1,261,418
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/33	275,000	363,557
Denver City & County School District No. 1 COP, Series 2020-A (a)	5.000%	12/01/42	1,860,000	2,409,564
El Paso County Colorado School District No. 49 COP, Series 2017-B	5.000%	12/15/42	3,495,000	4,152,854
Grand Junction Colorado COP, Series 2019 (a)	4.000%	12/01/35	550,000	658,228
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/23	105,000	116,456
Gunnison County Colorado COP, Series 2020-B	5.000%	12/01/24	55,000	63,151
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/34	55,000	66,353
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/34	125,000	148,786
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/35	310,000	373,229
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/35	390,000	463,353
Gunnison County Colorado COP, Series 2020-B (a)	4.000%	12/01/36	325,000	390,659
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/36	810,000	960,943
Gunnison County Colorado COP, Series 2020 (a)	4.000%	12/01/37	840,000	993,954
Moffat Country Colorado COP, Series 2021	4.000%	03/01/41	2,235,000	2,632,096
Moffat Country Colorado COP, Series 2021	4.000%	03/01/46	2,500,000	2,902,080
Moffat Country Colorado COP, Series 2021	4.000%	03/01/51	5,580,000	6,446,167
Monument Colorado COP, Series 2020	4.000%	12/01/33	200,000	233,485
Monument Colorado COP, Series 2020	4.000%	12/01/40	750,000	864,641
Monument Colorado COP, Series 2020	4.000%	12/01/45	750,000	856,399
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	215,115
State of Colorado Department of Transportation, Series 2017 (a)	5.000%	06/15/41	880,000	1,033,162
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,530,748
				85,241,720
General Obligation — 17.7%
Local — 17.7%
Anthem West Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/35	1,165,000	1,377,726
Arapahoe County School District No. 6 Littleton Colorado, Series 2019-A (a)	5.500%	12/01/43	5,000,000	6,591,318
Beacon Point Metropolitan District, AGM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,186,425

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	87

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (continued)
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/32	$360,000	$440,304
BNC Metropolitan District No. 1, BAM, Series 2017-A (a) (b)	5.000%	12/01/37	545,000	660,956
Bradburn Metropolitan District No. 2, Series 2018-A	4.000%	12/01/28	500,000	537,341
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	694,285
Bromley Park Metropolitan District No. 2, Series 2018-B (a)	6.375%	12/15/47	1,000,000	1,071,460
Bromley Park Metropolitan District No. 2, BAM, Series 2018-A (a) (b)	4.000%	12/01/47	2,500,000	2,822,945
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/40	615,000	738,207
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/45	825,000	980,224
Castle Oaks Metropolitan District No. 3 Colorado, AGM, Series 2020 (b)	4.000%	12/01/50	4,690,000	5,536,230
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.500%	12/01/29	750,000	819,668
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.375%	12/01/33	1,600,000	1,731,877
Central Platte Valley Metropolitan District, Series 2013-A (a)	5.625%	12/01/38	2,875,000	3,110,387
Central Platte Valley Metropolitan District, Series 2013-A (a)	6.000%	12/01/38	1,000,000	1,088,182
Central Platte Valley Metropolitan District, Series 2014 (a)	5.000%	12/01/43	5,750,000	6,100,657
Copperleaf Metropolitan District No. 2 Colorado, BAM, Series 2020 (b)	4.000%	12/01/45	2,295,000	2,755,372
Cornerstar Metropolitan District, Series A (a)	5.125%	12/01/37	1,000,000	1,058,452
Cottonwood Highlands Metropolitan District No. 1, Series 2019-A (a)	5.000%	12/01/49	900,000	970,214
Cross Creek Metropolitan District No. 2, AGM, Series 2018 (a) (b)	5.000%	12/01/34	2,480,000	3,121,297
Crystal Valley Metropolitan District No. 2, AGM, Series 2020-A (b)	4.000%	12/01/44	4,000,000	4,718,305
Douglas County Colorado School District No. RE1, Series 2009	5.250%	12/15/21	120,000	122,792
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/35	500,000	602,772
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/36	700,000	842,647
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/37	750,000	900,494
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/38	500,000	596,864
Dove Valley Metropolitan District Arapahoe County, BAM, Series 2019 (a) (b)	4.000%	12/01/39	600,000	712,025
Eagle Shadow Metropolitan District No. 1, Series 2013-A (a)	5.000%	11/15/32	500,000	507,860
Flying Horse Metropolitan District No. 2 Colorado, AGM, Series 2020-A (b)	4.000%	12/01/50	1,750,000	2,065,758
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	4.000%	12/01/32	995,000	1,183,135
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	4.000%	12/01/33	1,030,000	1,220,869
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	4.000%	12/01/34	1,075,000	1,271,168
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/32	1,000,000	1,210,876
Grand River Hospital District, AGM, Series 2018 (a) (b)	5.250%	12/01/33	1,000,000	1,200,284
High Plains Metropolitan District, NATL, Series 2017 (a) (b)	5.000%	12/01/35	500,000	609,992
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.125%	12/15/36	890,000	966,898
Prairie Center Metropolitan District No. 7 Colorado, Series 2020	4.875%	12/15/44	700,000	760,789
Sand Creek County Metropolitan District, AGM, Series 2017 (a) (b)	4.000%	12/01/35	380,000	441,122
Sand Creek County Metropolitan District, AGM, Series 2020-B (b)	4.000%	12/01/35	3,405,000	4,115,987
Sand Creek County Metropolitan District, AGM, Series 2020-B (b)	4.000%	12/01/40	2,325,000	2,781,843
SBC Metropolitan District, AGM, Series 2016 (a) (b)	5.000%	12/01/34	205,000	247,776
Serenity Ridge Metropolitan District No. 2, Series 2018-A (a)	5.125%	12/01/43	725,000	778,973
Sierra Ridge Metropolitan District No. 2, Series 2016-A (a)	5.500%	12/01/46	4,500,000	4,676,090
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/33	320,000	390,104
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/34	665,000	808,742
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/35	570,000	691,794
Sorrel Ranch Metropolitan District Colorado, AGM, Series 2020 (b)	4.000%	12/01/37	500,000	604,130
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/38	575,000	684,369
South Suburban Park & Recreation District, Series 2019 (a)	4.000%	12/15/39	565,000	670,948
Southshore Metropolitan District No 2 in the City of Aurora, Arapahoe County, Colorado, BAM, Series 2020-A-2 (a) (b)	4.000%	12/01/46	6,300,000	7,377,451
Sterling Hills West Metropolitan District, Series 2017 (a)	5.000%	12/01/39	750,000	897,393
Tallyns Reach Metropolitan District No. 3, Series 2012	4.000%	12/01/21	420,000	426,069
Tallyns Reach Metropolitan District No. 3, Series 2016-A (a)	6.750%	11/01/38	1,697,000	1,797,837
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/24	440,000	506,017
Thornton Colorado Development Authority, Series 2015 (a)	5.000%	12/01/25	325,000	373,644

See Notes to Financial Statements.

88	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Local (continued)
Thornton Colorado Development Authority, Series 2015	5.000%	12/01/26	$530,000	$608,161
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/27	485,000	586,771
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/28	750,000	913,121
Vista Ridge Metropolitan District, BAM, Series 2016-A (a) (b)	5.000%	12/01/31	1,250,000	1,491,194
Wheatlands Metropolitan District, BAM, Series 2015 (a) (b)	5.000%	12/01/30	1,000,000	1,184,031
				95,940,622
State — 0.0% (c)
Commonwealth of Puerto Rico, AGM, Series 2011-A (a) (b)	5.250%	07/01/24	100,000	102,537

Local Authority — 1.9%
Housing — 0.4%
Colorado Housing & Finance Authority, Series 2018-A-1	2.800%	10/01/21	295,000	296,619
Colorado Housing & Finance Authority, Series 2018-D	3.100%	05/01/22	530,000	538,733
Colorado Housing & Finance Authority, Series 2020-C-1	1.878%	05/01/23	295,000	300,824
Colorado Housing & Finance Authority, Series 2020-C-1	1.928%	11/01/23	340,000	347,649
Colorado Housing & Finance Authority, Series 2020-C-1	2.025%	05/01/24	150,000	154,023
Colorado Housing & Finance Authority, Series 2020-C-1	2.075%	11/01/24	250,000	257,359
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	514,933
				2,410,140
Lease / Rent — 0.1%
Boulder Colorado COP, Series 2019	2.250%	11/01/24	500,000	523,087

Local — 0.1%
Garfield County School District No. RE2, NATL, Series 2012-B (a) (b)	3.050%	12/01/26	500,000	514,235

Recreation — 0.4%
Hyland Hills Park & Recreation District, Series 2016-B	2.150%	12/15/21	135,000	135,937
Park Creek Metropolitan District, Series 2017-B	2.850%	12/01/21	500,000	504,912
Park Creek Metropolitan District, Series 2017-B	3.150%	12/01/23	405,000	427,430
Park Creek Metropolitan District, Series 2017-B	3.300%	12/01/24	425,000	455,963
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	544,198
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	325,117
				2,393,557
Tax — 0.5%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	632,710
Park Creek Metropolitan District, Series 2018-B	3.550%	12/01/22	665,000	692,673
Park Creek Metropolitan District, Series 2018-B	3.650%	12/01/23	805,000	859,182
Park Creek Metropolitan District, Series 2018-B	3.800%	12/01/24	440,000	479,404
				2,663,969
Utilities — 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	905,000	906,799
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.362%	11/01/23	770,000	799,902
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	456,873
				2,163,574
Prerefunded — 0.6%
Healthcare — 0.3%
Colorado Health Facilities Authority, Series 2017 (a)	5.000%	06/01/31	1,250,000	1,548,572

Local — 0.3%
Eaton Area Park & Recreation District, Series 2015 (a)	5.500%	12/01/30	470,000	504,525
Tallyns Reach Metropolitan District No. 3, Series 2013 (a)	5.125%	11/01/38	1,035,000	1,147,064
				1,651,589

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	89

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Revenue — 44.9%
Education — 4.9%
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/31	$25,000	$28,919
Colorado Educational & Cultural Facilities Authority, Series 2017-A (a)	4.000%	03/01/33	1,125,000	1,295,846
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	2,237,185
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,550,377
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/36	1,500,000	1,771,555
Colorado School of Mines, Series 2018-A (1MO LIBOR + 50) (a) (d)	0.562%	02/01/23	13,425,000	13,392,806
Colorado School of Mines, Series 2017-C (a)	4.000%	12/01/37	225,000	260,657
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A	5.000%	11/01/26	105,000	128,534
Colorado State Board Community Colleges Refunding and Improvement Department Higher Education, Series 2017-A (a)	4.000%	11/01/41	825,000	955,502
Metropolitan State University of Denver Colorado, Series 2016 (a)	4.000%	12/01/28	715,000	808,348
University of Colorado Enterprise, Series 2017-A-2 (a)	4.000%	06/01/43	1,750,000	2,041,290
				26,471,019
Healthcare — 6.9%
Aspen Valley Hospital District, Series 2012 (a)	5.000%	10/15/30	1,650,000	1,716,521
Colorado Health Facilities Authority, Series 2017	4.000%	09/01/21	255,000	256,451
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/23	370,000	402,002
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/24	575,000	647,826
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	12/01/24	1,000,000	1,062,352
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/25	790,000	920,087
Colorado Health Facilities Authority, Series 2017-A	5.000%	05/15/26	540,000	647,670
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/28	535,000	656,764
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/29	425,000	518,580
Colorado Health Facilities Authority, Series B (a)	5.000%	09/01/29	1,000,000	1,153,153
Colorado Health Facilities Authority, Series C (a)	5.000%	12/01/29	1,010,000	1,214,543
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	861,469
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	576,529
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/31	1,155,000	1,396,741
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/32	1,650,000	1,991,311
Colorado Health Facilities Authority, Series 2012 (a)	5.000%	10/01/32	500,000	524,086
Colorado Health Facilities Authority, Series 2013-A	5.500%	01/01/35	1,820,000	2,044,182
Colorado Health Facilities Authority, Series 2017-A (a)	4.000%	05/15/35	350,000	396,986
Colorado Health Facilities Authority, Series 2019-A (a)	5.000%	11/15/37	200,000	258,003
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/39	1,200,000	1,419,864
Colorado Health Facilities Authority, Series 2019 (a)	4.000%	01/01/40	925,000	1,092,736
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/40	1,000,000	1,144,849
Colorado Health Facilities Authority, Series 2018 (a) (d)	2.800%	05/15/42	2,770,000	2,859,376
Colorado Health Facilities Authority, Series A-1	4.000%	08/01/44	4,045,000	4,611,186
Colorado Health Facilities Authority, Series 2015 (a)	4.000%	01/15/45	2,155,000	2,381,768
Colorado Health Facilities Authority, Series 2019-A (a)	3.000%	11/15/46	985,000	1,058,353
Denver Health & Hospital Authority, Series A (a)	5.000%	12/01/39	1,500,000	1,627,437
University of Colorado Hospital Authority, Series 2012-A (a)	5.000%	11/15/36	2,470,000	2,619,241
University of Colorado Hospital Authority, Series 2012-A (a)	4.000%	11/15/42	1,250,000	1,291,571
				37,351,637
Industrial Development — 0.1%
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/22	200,000	204,123
Colorado Health Facilities Authority, Series A (a)	5.000%	02/01/23	520,000	548,316
				752,439
Lease / Rent — 1.1%
Regional Transportation District Colorado COP, Series 2014-A (a)	4.375%	06/01/39	4,000,000	4,242,100
Regional Transportation District Colorado COP, Series 2014-A (a)	4.500%	06/01/44	1,555,000	1,648,534
				5,890,634

See Notes to Financial Statements.

90	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Other — 3.5%
Colorado Educational & Cultural Facilities Authority, Series 2012	4.000%	04/01/22	$30,000	$30,471
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	11/15/24	435,000	493,095
Colorado Educational & Cultural Facilities Authority, Series A (a) (e)	4.125%	07/01/26	565,000	597,427
Colorado Educational & Cultural Facilities Authority, Series 2016 (e)	3.750%	07/01/26	765,000	798,614
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/15/29	2,600,000	3,070,797
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	08/15/30	750,000	836,686
Colorado Educational & Cultural Facilities Authority, Series 2015 (a)	5.000%	11/01/30	500,000	575,715
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,108,403
Colorado Educational & Cultural Facilities Authority, Series 2014	5.000%	12/01/31	1,500,000	1,678,401
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	850,505
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,486,729
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,838,429
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,134,400
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (e)	5.000%	07/01/36	1,000,000	1,112,780
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,330,722
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (e)	5.000%	09/01/36	1,000,000	1,004,379
Colorado Educational & Cultural Facilities Authority, Series B (a)	5.625%	01/15/44	450,000	481,172
Colorado Educational & Cultural Facilities Authority, Series 2016 (a) (e)	5.000%	09/01/46	500,000	501,856
				18,930,581
Public Services — 11.9%
Centerra Metropolitan District No. 1, Series 2020-A	5.000%	12/01/51	4,000,000	4,405,394
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	500,000	542,549
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/35	2,800,000	1,794,674
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/36	2,550,000	1,558,941
City & County of Denver Colorado, Series 2018-A-2 (a)	0.000%	08/01/37	3,910,000	2,280,193
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/41	2,780,000	3,297,782
City & County of Denver Colorado, Series 2018-A-1 (a)	5.000%	08/01/48	14,000,000	16,463,936
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/26	730,000	861,207
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	729,079
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	347,141
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	462,110
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/41	1,500,000	1,723,882
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/45	550,000	629,304
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/46	4,930,000	5,636,321
Plaza Metropolitan District No. 1, Series 2013 (e)	5.000%	12/01/22	1,500,000	1,573,546
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/42	1,905,000	2,323,548
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a) (b)	5.000%	12/01/47	8,150,000	9,883,268
Southglenn Metropolitan District Colorado, Series 2016 (a)	3.500%	12/01/26	3,000,000	3,105,658
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	3,505,000	3,643,421
Sterling Ranch Community Authority Colorado, Series 2020-A	3.750%	12/01/40	500,000	551,328
Sterling Ranch Community Authority Colorado, Series 2020-A	4.250%	12/01/50	2,000,000	2,238,490
Triview Colorado Metropolitan District Water & Wastewater Enterprise, BAM, Series 2020 (a) (b)	4.000%	12/01/40	410,000	477,310
				64,529,082
Recreation — 2.0%
City & County of Denver Colorado, Series 2016-A (a)	5.000%	08/01/44	1,820,000	2,147,167
Denver Colorado City and County, Series 2016-A	4.000%	08/01/46	7,000,000	7,871,945
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/21	250,000	251,968
Hyland Hills Park & Recreation District, Series 2016-A	2.000%	12/15/22	300,000	307,487
Hyland Hills Park & Recreation District, Series 2016-A	3.000%	12/15/23	200,000	212,861
				10,791,428
Tax — 4.3%
City of Commerce Colorado, AGM, Series 2014 (a) (b)	5.000%	08/01/28	600,000	680,702
City of Commerce Colorado, AGM, Series 2015 (a) (b)	5.000%	08/01/36	1,945,000	2,274,434

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	91

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Tax (continued)
City of Commerce Colorado, AGM, Series 2014 (a) (b)	4.250%	08/01/40	$1,155,000	$1,267,878
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/33	490,000	591,958
City of Idaho Springs Colorado Sales Tax Revenue, AGM, Series 2018 (a) (b)	5.000%	12/01/34	525,000	633,011
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/23	190,000	201,041
Denver Colorado Urban Renewal Authority Tax Increment, Series 2013-A-1 (a)	5.000%	12/01/25	1,500,000	1,584,544
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (e)	5.250%	12/01/39	4,000,000	4,399,031
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a) (e)	5.250%	12/01/39	3,000,000	3,297,919
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/45	1,500,000	1,778,619
Grand Junction Colorado, Series 2020-B (a)	4.000%	03/01/49	2,435,000	2,876,965
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a) (b)	5.000%	06/01/35	1,000,000	1,282,775
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a) (b)	5.000%	06/01/40	750,000	951,126
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/30	500,000	570,636
Thornton Colorado Development Authority, Series 2015-B (a)	5.000%	12/01/31	1,000,000	1,139,456
				23,530,095
Transportation — 3.2%
Auraria Higher Education Center, AGM, Series 2015 (a) (b)	4.000%	04/01/29	3,500,000	3,897,559
Denver Colorado City and County Airport, Series 2017-B (a)	5.000%	11/15/33	900,000	1,115,662
Denver Colorado City and County Airport, Series 2018-A (a)	5.000%	12/01/43	2,000,000	2,456,316
E-470 Public Highway Authority Colorado, Series 2020-A (a)	5.000%	09/01/40	7,250,000	8,202,006
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)	5.000%	12/01/31	1,155,000	1,376,469
				17,048,012
Utilities — 7.0%
Arapahoe County Water & Wastewater Public Improvement District, Series 2019	5.000%	12/01/23	125,000	139,280
Centennial Water & Sanitation District, Series 2019 (a)	5.250%	12/01/48	8,750,000	11,031,123
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (b)	4.000%	08/01/45	1,000,000	1,208,049
Cherokee Colorado Metropolitan District Water & Wastewater, BAM, Series 2020 (b)	4.000%	08/01/50	1,450,000	1,723,090
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/23	155,000	172,594
City of Colorado Springs Colorado Utilities System, Series 2020-A	5.000%	11/15/29	25,000	33,178
City of Colorado Springs Colorado Utilities System, Series A-2	5.000%	11/15/47	5,000,000	6,073,242
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (b)	4.000%	12/01/27	35,000	41,617
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a) (b)	4.000%	12/01/45	1,120,000	1,317,650
Eagle River Colorado Water & Sanitation District, AGM, Series 2020-A (a) (b)	4.000%	12/01/49	2,000,000	2,344,748
East Cherry Creek Valley Colorado Water and Sanitation District Arapahoe County, Series 2019-A (a)	4.000%	11/15/40	1,000,000	1,188,220
Puerto Rico Electric Power Authority, AGM, Series UU (3MO LIBOR + 52) (a)(b) (d)	0.655%	07/01/29	400,000	374,115
Stonegate Village Metropolitan District Colorado, BAM, Series 2020 (b)	4.000%	12/01/45	1,435,000	1,709,099
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,434,092
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,210,885
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	2.000%	12/01/23	15,000	15,543
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/25	25,000	29,637
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	5.000%	12/01/26	20,000	24,397
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	4.000%	12/01/45	1,850,000	2,194,560
Town of Firestone Colorado Water Enterprise, BAM, Series 2020 (b)	4.000%	12/01/49	1,350,000	1,595,295
Upper Eagle Regional Water Authority, AGM, Series 2020 (b)	4.000%	12/01/45	1,000,000	1,210,276
Upper Eagle Regional Water Authority, AGM, Series 2020 (b)	4.000%	12/01/50	2,500,000	2,998,752
				38,069,442
Variable Rate Demand Note — 12.2%
City of Colorado Springs Colorado Utilities System, Series 2007-A (d)	0.030%	11/01/37	9,600,000	9,600,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (d)	0.030%	11/01/40	5,540,000	5,540,000
City of Colorado Springs Colorado Utilities System, Series 2012-A (a) (d)	0.030%	11/01/41	4,885,000	4,885,000
Colorado Educational & Cultural Facilities Authority, Series SER A-12 (d)	0.030%	02/01/38	1,080,000	1,080,000
Colorado Educational & Cultural Facilities Authority, Series 2015-B-5 (d)	0.030%	01/01/39	1,985,000	1,985,000
Colorado Health Facilities Authority, Series 2000 (d)	0.050%	10/01/30	4,250,000	4,250,000
Colorado Health Facilities Authority, Series B (d)	0.020%	12/01/45	20,100,000	20,100,000

See Notes to Financial Statements.

92	| www.sbhfunds.com

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
June 30, 2021 (Unaudited)

	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note (continued)
Colorado Health Facilities Authority, Series 2020-A (d)	0.030%	12/01/52	$3,100,000	$3,100,000
Colorado Health Facilities Authority, Series 2020-B (d)	0.040%	12/01/52	1,350,000	1,350,000
Denver Colorado City and County COP, Series 2008-A-3 (d)	0.030%	12/01/31	13,385,000	13,385,000
University of Colorado Hospital Authority, Series B-1 (d)	0.020%	11/15/39	910,000	910,000
				66,185,000

Investments at Value — 93.3% (Cost $483,944,991)				$506,161,755

Other Assets in Excess of Liabilities — 6.7%				36,236,667

Net Assets — 100.0%				$542,398,422

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

(b)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.

(c)	Percentage rounds to less than 0.1%.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $13,285,552, which represents 2.45% of net assets as of June 30, 2021.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Funds. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	93

Segall Bryant & Hamill Funds	Statement of Investments
June 30, 2021 (Unaudited)

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.

ADR	American Depositary Receipt.

A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AGM	Assured Guaranty Municipal.

A.S.	Andonim Sirketi, Joint Stock Company in Turkey.

A/S	Aktieselskab is a Danish Joint Stock Company.

A.S.A.	Aksjeselskop is the Norwegian term for a stock- based company.

BAM	Build America Mutual.

Bhd	Berhad is a Malaysian term for a public limited company.

COP	Certificate of Participation.

H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

JSC	Joint-Stock Company.

KGaA	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.

LIBOR	London Interbank Offered Rate.

LLC	Limited Liability Company.

LP	Limited Partnership.

Ltd.	Limited.

NA	National Association.

NATL	National Public Finance Guarantee Corp.

N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ	Julkinen osakeyhtiö means public stock company.

PCL	Public Company Limited.

PJSC	Public Joint-Stock Company.

PLC	Public Limited Company.

Q.P.S.C.	Qualified Personal Service Company.

QSC	Qatari Shareholding Company.

REIT(s)	Real Estate Investment Trust.

S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.

S.A.B de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.

SAE	Societe Anonyme Egyptienne is the Egyptian term for a joint-stock company.

SAPI de C.V.	Sociedad Anonima Promotora de Inversion de Capital Variable is a corporative type of business in Mexico.

SARL	Societe Anonyme a Responsabilite Limitee is the French term for Limited Liability Company.

S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SJSC	Saudi Joint-Stock Company.

SOFR	Secured Overnight Financing Rate.

S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.

Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.

LIBOR Rates as of June 30, 2021:

1MO LIBOR 0.10%

3MO LIBOR 0.14%

CURRENCY ABBREVIATIONS

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro Currency

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

KWD	Kuwaiti Dinar

MXP	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

QAR	Qatari Rial

RUB	Russian Ruble

SAR	Saudi Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

ZAR	South African Rand

See Notes to Financial Statements.

94	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap
	Value Fund	Growth Fund	Core Fund
Assets
Investments, at cost	$457,292,258	$123,917,056	$38,848,432
Investments, at value	584,551,315	170,459,674	49,648,566
Cash equivalents (Note 2)	34,087,555	6,873,065	2,558,332
Receivable for Fund shares sold	1,825,473	217,615	800
Receivable for investment securities sold	1,408,916	—	680,127
Dividends and interest receivable	339,239	36,584	21,818
Other assets	63,520	31,333	22,100
Total assets	622,276,018	177,618,271	52,931,743

Liabilities
Payable for Fund shares redeemed	138,615	213,959	—
Payable for investment securities purchased	1,529,408	—	240,959
Payable to Adviser (Note 6)	416,082	90,587	30,550
Accrued shareholder servicing fees (Note 6)	49,200	9,173	1,735
Payable to third party administrator (Note 6)	13,600	5,800	3,000
Accrued chief compliance officer fees (Note 6)	2,133	568	182
Other accrued expenses	25,993	16,827	16,565
Total liabilities	2,175,031	336,914	292,991
Net Assets	$620,100,987	$177,281,357	$52,638,752

Net Assets Consists of
Paid-in capital	$494,769,395	$179,825,884	$29,050,912
Total accumulated earnings (deficit)	125,331,592	(2,544,527)	23,587,840
Net Assets	$620,100,987	$177,281,357	$52,638,752

Net Assets
Retail	$8,382,372	$33,430,725	$1,875,878
Institutional	611,718,615	143,850,632	50,762,874
Shares of Beneficial Interest Outstanding
Retail	547,078	1,492,544	133,490
Institutional	39,859,996	6,272,644	3,603,475
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$15.32	$22.40	$14.05
Institutional	$15.35	$22.93	$14.09

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	95

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

			Segall Bryant
	Segall Bryant &	Segall Bryant &	& Hamill
	Hamill	Hamill Emerging	International
	All Cap Fund	Markets Fund	Small Cap Fund
Assets
Investments, at cost	$115,087,785	$45,613,973	$178,289,558
Investments, at value	194,647,399	57,109,312	207,078,043
Cash equivalents (Note 2)	2,397,216	238,696	783,902
Foreign currency, at value (Cost $—, $85,080 and $331,715, respectively)	—	85,073	331,126
Receivable for Fund shares sold	139,170	148,130	—
Receivable for investment securities sold	2,554,264	—	—
Dividends and interest receivable	59,015	281,644	379,143
Foreign tax reclaims receivable	547	2,059	823,980
Other assets	36,688	24,181	20,998
Total assets	199,834,299	57,889,095	209,417,192

Liabilities
Payable for Fund shares redeemed	343,295	—	—
Payable for investment securities purchased	1,758,943	145,249	—
Payable to Adviser (Note 6)	100,263	22,113	167,509
Accrued shareholder servicing fees (Note 6)	11,119	682	4,279
Payable to third party administrator (Note 6)	6,000	3,500	6,300
Accrued chief compliance officer fees (Note 6)	665	196	726
Other accrued expenses	22,608	58,050	91,336
Total liabilities	2,242,893	229,790	270,150
Net Assets	$197,591,406	$57,659,305	$209,147,042

Net Assets Consists of
Paid-in capital	$105,553,342	$44,976,173	$259,254,298
Total accumulated earnings (deficit)	92,038,064	12,683,132	(50,107,256)
Net Assets	$197,591,406	$57,659,305	$209,147,042

Net Assets
Retail	$816,151	$3,271,773	$70,848,691
Institutional	196,775,255	54,387,532	138,298,351
Shares of Beneficial Interest Outstanding
Retail	33,463	315,007	5,763,259
Institutional	8,062,492	5,218,565	11,216,592
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$24.39	$10.39	$12.29
Institutional	$24.41	$10.42	$12.33

See Notes to Financial Statements.

96	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

	Segall Bryant
	& Hamill
	Fundamental	Segall Bryant &	Segall Bryant &	Segall Bryant &
	International	Hamill Global	Hamill Workplace	Hamill Short Term
	Small Cap Fund	All Cap Fund	Equality Fund	Plus Fund
Assets
Investments, at cost	$45,690,054	$28,641,625	$19,776,353	$37,135,563
Investments, at value	65,760,133	35,746,633	24,733,148	37,233,068
Cash equivalents (Note 2)	3,423,962	731,126	506,545	994,117
Foreign currency, at value (Cost $48,286, $—, $— and $—, respectively)	48,286	—	—	—
Unrealized gain on forward foreign currency contracts	598,047	—	—	—
Receivable for Fund shares sold	177,267	28	17,000	104,900
Receivable for investment securities sold	—	403,287	446,440	—
Dividends and interest receivable	41,544	14,658	15,601	342,543
Foreign tax reclaims receivable	37,946	144,628	—	—
Due from Adviser (Note 6)	—	—	—	1,020
Other assets	25,079	19,290	17,521	9,192
Total assets	70,112,264	37,059,650	25,736,255	38,684,840

Liabilities
Unrealized loss on forward foreign currency contracts	692,009	—	—	—
Payable for Fund shares redeemed	116,235	—	548	—
Payable for investment securities purchased	—	365,474	431,042	913,902
Payable to Adviser (Note 6)	39,963	7,240	3,264	—
Accrued shareholder servicing fees (Note 6)	8,626	15,571	1,363	771
Payable to third party administrator (Note 6)	4,000	3,600	2,900	3,200
Accrued chief compliance officer fees (Note 6)	224	124	82	122
Other accrued expenses	26,011	18,804	13,110	17,245
Total liabilities	887,068	410,813	452,309	935,240
Net Assets	$69,225,196	$36,648,837	$25,283,946	$37,749,600

Net Assets Consists of
Paid-in capital	$39,329,751	$27,417,549	$18,741,467	$37,613,599
Total accumulated earnings	29,895,445	9,231,288	6,542,479	136,001
Net Assets	$69,225,196	$36,648,837	$25,283,946	$37,749,600

Net Assets
Retail	$38,854,929	$32,359,294	$10,584,055	$6,133,955
Institutional	30,370,267	4,289,543	14,699,891	31,615,645
Shares of Beneficial Interest Outstanding
Retail	1,482,329	3,073,686	1,368,567	604,773
Institutional	1,080,476	412,570	1,843,982	3,113,570
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$26.21	$10.53	$7.73	$10.14
Institutional	$28.11	$10.40	$7.97	$10.15

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	97

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
June 30, 2021 (Unaudited)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus	Hamill Quality	Opportunities	Hamill Colorado
	Bond Fund	High Yield Fund	Fund	Tax Free Fund
Assets
Investments, at cost	$1,052,358,683	$87,184,769	$197,011,152	$483,944,991
Investments, at value	1,098,573,038	90,161,861	204,277,708	506,161,755
Cash equivalents (Note 2)	5,346,560	2,487,665	9,306,137	33,759,812
Receivable for Fund shares sold	740,732	181,906	241,650	537,344
Receivable for investment securities sold	23,736,049	—	—	—
Dividends and interest receivable	7,804,506	1,102,590	1,854,687	2,594,470
Other assets	47,983	23,604	44,320	22,630
Total assets	1,136,248,868	93,957,626	215,724,502	543,076,011

Liabilities
Payable for Fund shares redeemed	957,420	743	99,250	406,163
Payable for investment securities purchased	27,908,818	51,190	4,712,692	—
Payable to Adviser (Note 6)	219,588	30,467	45,794	150,331
Accrued shareholder servicing fees (Note 6)	126,342	11,522	6,913	51,187
Payable to third party administrator (Note 6)	23,000	4,200	6,300	12,100
Accrued chief compliance officer fees (Note 6)	3,789	314	708	1,834
Other accrued expenses	94,545	19,020	22,631	55,974
Total liabilities	29,333,502	117,456	4,894,288	677,589
Net Assets	$1,106,915,366	$93,840,170	$210,830,214	$542,398,422

Net Assets Consists of
Paid-in capital	$1,055,473,826	$99,726,180	$204,076,110	$525,890,476
Total accumulated earnings (deficit)	51,441,540	(5,886,010)	6,754,104	16,507,946
Net Assets	$1,106,915,366	$93,840,170	$210,830,214	$542,398,422

Net Assets
Retail	$524,472,583	$40,277,668	$32,491,495	$204,356,504
Institutional	582,442,783	53,562,502	178,338,719	338,041,918
Shares of Beneficial Interest Outstanding
Retail	47,563,510	4,355,504	2,925,109	17,056,737
Institutional	53,351,774	5,858,878	16,045,054	28,108,786
Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Retail	$11.03	$9.25	$11.11	$11.98
Institutional	$10.92	$9.14	$11.11	$12.03

See Notes to Financial Statements.

98	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap
	Value Fund	Growth Fund	Core Fund
Investment Income
Dividends	$2,438,620	$141,103	$53,055
Interest	1,271	210	86
Foreign taxes withheld	(3,333)	(1,796)	(806)
Total income	2,436,558	139,517	52,335

Expenses
Investment advisory fees (Note 6)	2,106,791	476,339	212,927
Shareholder servicing fees (Note 6)
Retail Class	6,980	25,691	3,510
Institutional Class	214,089	49,501	7,179
Administrative fees (Note 6)	87,773	28,051	10,743
Registration and filing fees	41,808	25,615	24,875
Custodian fees	21,824	8,208	9,454
Transfer agent fees (Note 6)	11,108	11,809	10,256
Trustee fees and expenses	25,640	7,252	2,469
Independent pricing service fees	540	736	622
Audit and tax preparation fees	9,606	7,294	7,212
Shareholder reporting fees	18,759	7,087	591
Legal fees	14,081	3,977	1,421
Chief compliance officer fees (Note 6)	11,660	3,257	1,172
Insurance expense	7,860	2,314	958
Other	3,555	9,196	9,327
Total expenses before waivers/reimbursements	2,582,074	666,327	302,716
Expenses waived/reimbursed by investment adviser	—	—	(36,320)
Net expenses	2,582,074	666,327	266,396
Net Investment Loss	(145,516)	(526,810)	(214,061)

Realized and Unrealized Gains
Net realized gains on:
Investments	22,723,618	10,446,436	3,836,027

Change in unrealized net appreciation/depreciation on:
Investments	40,981,893	2,118,559	3,539,982

Net realized and unrealized gains	63,705,511	12,564,995	7,376,009
Net Increase in Net Assets Resulting From Operations	$63,559,995	$12,038,185	$7,161,948

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	99

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

			Segall Bryant
	Segall Bryant &	Segall Bryant &	& Hamill
	Hamill	Hamill Emerging	International
	All Cap Fund	Markets Fund	Small Cap Fund
Investment Income
Dividends	$701,648	$1,080,629	$4,779,730
Interest	154	6	20
Foreign taxes withheld	(5,063)	(112,654)	(598,080)
Total income	696,739	967,981	4,181,670

Expenses
Investment advisory fees (Note 6)	597,715	242,086	886,394
Shareholder servicing fees (Note 6)
Retail Class	369	3,088	74,644
Institutional Class	85,059	9,930	12,617
Administrative fees (Note 6)	33,852	13,324	35,922
Registration and filing fees	22,747	23,491	29,801
Custodian fees	5,888	90,372	42,460
Transfer agent fees (Note 6)	10,145	10,364	10,251
Trustee fees and expenses	8,527	2,553	9,211
Independent pricing service fees	425	32,170	20,837
Audit and tax preparation fees	7,347	9,848	10,848
Shareholder reporting fees	10,734	1,337	1,507
Legal fees	4,938	1,425	5,169
Chief compliance officer fees (Note 6)	4,022	1,180	4,310
Insurance expense	3,813	780	5,160
Other	14,251	24,269	45,161
Total expenses before waivers/reimbursements	809,832	466,217	1,194,292
Expenses waived/reimbursed by investment adviser	(37,225)	(132,996)	(128,723)
Net expenses	772,607	333,221	1,065,569
Net Investment Income (Loss)	(75,868)	634,760	3,116,101

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	7,421,029	3,361,033	16,140,291
Foreign currency	—	66,620	(46,447)
	7,421,029	3,427,653	16,093,844
Change in unrealized net appreciation/depreciation on:
Investments	19,157,267	2,761,339	5,211,941
Translation of assets and liabilities denoted in foreign currencies	—	(303)	(29,154)
	19,157,267	2,761,036	5,182,787
Net realized and unrealized gains	26,578,296	6,188,689	21,276,631
Net Increase in Net Assets Resulting From Operations	$26,502,428	$6,823,449	$24,392,732

See Notes to Financial Statements.

100	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

	Segall Bryant
	& Hamill
	Fundamental	Segall Bryant &	Segall Bryant &	Segall Bryant &
	International	Hamill Global	Hamill Workplace	Hamill Short Term
	Small Cap Fund	All Cap Fund	Equality Fund	Plus Fund
Investment Income
Dividends	$306,585	$245,288	$114,712	$—
Interest	114	23	16	188,553
Foreign taxes withheld	(93,381)	(12,734)	(291)	(369)
Total income	213,318	232,577	114,437	188,184

Expenses
Investment advisory fees (Note 6)	277,008	112,547	71,768	41,534
Shareholder servicing fees (Note 6)
Retail Class	36,321	23,659	4,817	4,546
Institutional Class	9,632	1,248	6,162	12,842
Administrative fees (Note 6)	13,648	10,383	8,348	8,574
Registration and filing fees	23,706	24,190	23,871	12,129
Custodian fees	13,403	9,482	6,232	5,743
Transfer agent fees (Note 6)	11,907	12,905	10,415	10,043
Trustee fees and expenses	2,681	1,514	1,020	1,569
Independent pricing service fees	3,782	2,161	356	6,636
Audit and tax preparation fees	8,856	7,321	7,315	9,311
Shareholder reporting fees	4,642	3,204	915	587
Legal fees	1,498	910	583	923
Chief compliance officer fees (Note 6)	1,221	750	483	734
Insurance expense	1,029	895	462	570
Other	18,145	16,159	8,183	7,112
Total expenses before waivers/reimbursements	427,479	227,328	150,930	122,853
Expenses waived/reimbursed by investment adviser	(95,667)	(75,891)	(61,906)	(54,542)
Net expenses	331,812	151,437	89,024	68,311
Net Investment Income (Loss)	(118,494)	81,140	25,413	119,873

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	7,932,928	1,518,297	1,203,695	40,994
Forward foreign currency contracts	(765,610)	—	—	—
Foreign currency	(45,614)	(1,579)	—	—
	7,121,704	1,516,718	1,203,695	40,994
Change in unrealized net appreciation/depreciation on:
Investments	120,664	2,727,017	1,965,813	(36,450)
Forward foreign currency contracts	131,310	—	—	—
Translation of assets and liabilities denoted in foreign currencies	20,055	(4,713)	—	—
	272,029	2,722,304	1,965,813	(36,450)
Net realized and unrealized gains	7,393,733	4,239,022	3,169,508	4,544
Net Increase in Net Assets Resulting From Operations	$7,275,239	$4,320,162	$3,194,921	$124,417

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	101

Segall Bryant & Hamill Funds	Statements of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus	Hamill Quality	Opportunities	Hamill Colorado
	Bond Fund	High Yield Fund	Fund	Tax Free Fund
Investment Income
Interest	$15,524,076	$1,892,769	$2,294,881	$5,698,360

Expenses
Investment advisory fees (Note 6)	1,927,051	197,159	336,655	899,758
Shareholder servicing fees (Note 6)
Retail Class	648,144	42,447	35,653	233,118
Institutional Class	197,141	21,364	58,526	125,368
Administrative fees (Note 6)	177,714	18,638	35,185	85,645
Registration and filing fees	29,078	25,620	44,552	17,868
Custodian fees	10,422	5,425	5,716	6,029
Transfer agent fees (Note 6)	15,532	10,729	10,723	11,066
Trustee fees and expenses	48,545	4,054	8,962	23,348
Independent pricing service fees	17,425	7,037	13,211	23,930
Audit and tax preparation fees	10,459	9,370	8,356	8,355
Shareholder reporting fees	48,339	5,743	3,294	6,384
Legal fees	29,014	2,341	5,127	13,626
Chief compliance officer fees (Note 6)	23,865	1,926	4,228	11,194
Insurance expense	27,808	1,824	3,583	10,958
Other	67,346	9,060	8,532	32,257
Total expenses before waivers/reimbursements	3,277,883	362,737	582,303	1,508,904
Expenses waived/reimbursed by investment adviser	(669,622)	(25,857)	(79,063)	(71,425)
Net expenses	2,608,261	336,880	503,240	1,437,479
Net Investment Income	12,915,815	1,555,889	1,791,641	4,260,881

Realized and Unrealized Gains (Losses)
Net realized gains on:
Investments	6,128,898	527,407	497,016	1,218,847

Change in unrealized net appreciation/depreciation on:
Investments	(27,308,618)	(353,222)	1,924,446	1,826,392

Net realized and unrealized gains (losses)	(21,179,720)	174,185	2,421,462	3,045,239
Net Increase (Decrease) in Net Assets Resulting From Operations	$(8,263,905)	$1,730,074	$4,213,103	$7,306,120

See Notes to Financial Statements.

102	| www.sbhfunds.com

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Small Cap Value Fund		Small Cap Growth Fund		Small Cap Core Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
Operations
Net investment income (loss)	$(145,516)	$2,157,920	$(526,810)	$(398,285)	$(214,061)	$(19,193)
Net realized gains (losses)	22,723,618	(11,590,747)	10,446,436	13,380,135	3,836,027	1,216,814
Change in unrealized net appreciation/depreciation	40,981,893	75,037,691	2,118,559	28,532,885	3,539,982	7,260,152
Net increase in net assets resulting from operations	63,559,995	65,604,864	12,038,185	41,514,735	7,161,948	8,457,773

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(20,967)	—	—	—	—
Institutional	—	(3,441,467)	—	—	—	—
Decrease in net assets from distributions to shareholders	—	(3,462,434)	—	—	—	—

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,511,683	874,628	24,823,448	8,151,645	1,112,018	3,794,326
Institutional	258,406,875	238,806,758	35,326,457	23,047,734	512,550	3,100,147
Shares issued in reinvestment of distributions
Retail	—	19,603	—	—	—	—
Institutional	—	3,160,318	—	—	—	—
Cost of shares redeemed
Retail	(831,390)	(832,665)	(4,730,398)	(1,476,848)	(4,049,550)	(43,464)
Institutional	(124,993,310)	(78,883,341)	(11,981,148)	(24,609,577)	(937,592)	(4,483,131)
Net assets received in conjunction with fund merger
Retail	—	5,056,578	—	—	—	—
Institutional	—	22,201,598	—	—	—	—
Net increase (decrease) resulting from beneficial interest transactions	134,093,858	190,403,477	43,438,359	5,112,954	(3,362,574)	2,367,878
Total net increase in net assets	197,653,853	252,545,907	55,476,544	46,627,689	3,799,374	10,825,651

Net Assets
Beginning of period	422,447,134	169,901,227	121,804,813	75,177,124	48,839,378	38,013,727
End of period	$620,100,987	$422,447,134	$177,281,357	$121,804,813	$52,638,752	$48,839,378

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	103

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

			Segall Bryant & Hamill		Segall Bryant & Hamill
	Segall Bryant & Hamill All Cap Fund		Emerging Markets Fund		International Small Cap Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
Operations
Net investment income (loss)	$(75,868)	$208,554	$634,760	$616,777	$3,116,101	$3,952,615
Net realized gains (losses)	7,421,029	6,817,065	3,427,653	(1,262,269)	16,093,844	(36,744,742)
Change in unrealized net appreciation/depreciation	19,157,267	27,512,959	2,761,036	3,195,161	5,182,787	2,589,567
Net increase (decrease) in net assets resulting from operations	26,502,428	34,538,578	6,823,449	2,549,669	24,392,732	(30,202,560)

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(10,411)	—	(43,658)	—	(973,613)
Institutional	—	(2,265,665)	—	(772,321)	—	(1,890,423)
Decrease in net assets from distributions to shareholders	—	(2,276,076)	—	(815,979)	—	(2,864,036)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	135,000	692,983	405,563	538,341	110,212	20,774,333
Institutional	16,673,034	36,351,738	3,335,700	12,526,617	13,705,263	20,637,934
Shares issued in reinvestment of distributions
Retail	—	10,258	—	43,658	—	968,794
Institutional	—	2,245,913	—	753,804	—	1,818,728
Cost of shares redeemed
Retail	(8,860)	(215,064)	(492,179)	(413,579)	(2,203,282)	(9,769,107)
Institutional	(16,125,717)	(21,673,390)	(424,772)	(2,569,524)	(10,390,342)	(104,764,777)
Net increase (decrease) resulting from beneficial interest transactions	673,457	17,412,438	2,824,312	10,879,317	1,221,851	(70,334,095)
Total net increase (decrease) in net assets	27,175,885	49,674,940	9,647,761	12,613,007	25,614,583	(103,400,691)

Net Assets
Beginning of period	170,415,521	120,740,581	48,011,544	35,398,537	183,532,459	286,933,150
End of period	$197,591,406	$170,415,521	$57,659,305	$48,011,544	$209,147,042	$183,532,459

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Fundamental		Segall Bryant & Hamill		Segall Bryant & Hamill
	International Small Cap Fund		Global All Cap Fund		Workplace Equality Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
Operations
Net investment income (loss)	$(118,494)	$(147,482)	$81,140	$716,024	$25,413	$212,191
Net realized gains	7,121,704	3,480,377	1,516,718	5,141,109	1,203,695	600,603
Change in unrealized net appreciation/depreciation	272,029	8,737,567	2,722,304	(5,993,839)	1,965,813	534,645
Net increase (decrease) in net assets resulting from operations	7,275,239	12,070,462	4,320,162	(136,706)	3,194,921	1,347,439

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	—	(1,735,756)	(68,098)	(5,902,295)	—	(206,867)
Institutional	—	(752,967)	(8,742)	(570,370)	(3,059)	(224,360)
Decrease in net assets from distributions to shareholders	—	(2,488,723)	(76,840)	(6,472,665)	(3,059)	(431,227)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	4,959,156	5,346,681	81,974	219,977	370,026	960,943
Institutional	15,600,205	7,189,820	771,091	3,015,142	1,731,067	2,585,710
Shares issued in reinvestment of distributions
Retail	—	1,725,674	62,964	5,425,870	—	205,081
Institutional	—	738,701	8,734	568,280	2,961	217,335
Cost of shares redeemed
Retail	(4,621,832)	(8,410,969)	(3,825,589)	(13,773,899)	(572,454)	(1,931,919)
Institutional	(3,111,572)	(4,592,439)	(291,005)	(2,354,031)	(134,669)	(442,442)
Net increase (decrease) resulting from beneficial interest transactions	12,825,957	1,997,468	(3,191,831)	(6,898,661)	1,396,931	1,594,708
Total net increase (decrease) in net assets	20,101,196	11,579,207	1,051,491	(13,508,032)	4,588,793	2,510,920

Net Assets
Beginning of period	49,124,000	37,544,793	35,597,346	49,105,378	20,695,153	18,184,233
End of period	$69,225,196	$49,124,000	$36,648,837	$35,597,346	$25,283,946	$20,695,153

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	105

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill		Segall Bryant & Hamill
	Short Term Plus Fund		Plus Bond Fund		Quality High Yield Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
Operations
Net investment income	$119,873	$191,449	$12,915,815	$25,876,175	$1,555,889	$2,528,256
Net realized gains	40,994	54,927	6,128,898	19,316,492	527,407	513,028
Change in unrealized net appreciation/depreciation	(36,450)	111,293	(27,308,618)	39,662,673	(353,222)	1,859,160
Net increase (decrease) in net assets resulting from operations	124,417	357,669	(8,263,905)	84,855,340	1,730,074	4,900,444

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(15,563)	(26,922)	(6,602,549)	(23,520,739)	(712,442)	(1,577,977)
Institutional	(116,932)	(208,475)	(7,461,762)	(20,086,116)	(890,603)	(1,103,106)
Decrease in net assets from distributions to shareholders	(132,495)	(235,397)	(14,064,311)	(43,606,855)	(1,603,045)	(2,681,083)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	4,776,889	2,457,046	40,600,830	123,454,842	3,008,017	12,363,127
Institutional	16,809,679	24,340,928	129,744,529	160,786,766	15,021,870	26,628,869
Shares issued in reinvestment of distributions
Retail	15,563	26,922	6,526,516	23,273,538	682,537	1,509,714
Institutional	113,348	200,699	6,645,376	18,141,150	873,794	1,078,857
Cost of shares redeemed
Retail	(1,642,494)	(417,464)	(105,893,369)	(174,569,496)	(5,671,408)	(12,360,999)
Institutional	(8,872,141)	(7,367,948)	(68,930,824)	(97,400,061)	(3,341,228)	(9,671,688)
Net increase resulting from beneficial interest transactions	11,200,844	19,240,183	8,693,058	53,686,739	10,573,582	19,547,880
Total net increase (decrease) in net assets	11,192,766	19,362,455	(13,635,158)	94,935,224	10,700,611	21,767,241

Net Assets
Beginning of period	26,556,834	7,194,379	1,120,550,524	1,025,615,300	83,139,559	61,372,318
End of period	$37,749,600	$26,556,834	$1,106,915,366	$1,120,550,524	$93,840,170	$83,139,559

See Notes to Financial Statements.

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Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill		Segall Bryant & Hamill
	Municipal Opportunities Fund		Colorado Tax Free Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2021	December 31,	June 30, 2021	December 31,
	(Unaudited)	2020	(Unaudited)	2020
Operations
Net investment income	$1,791,641	$2,547,431	$4,260,881	$9,005,450
Net realized gains	497,016	1,325,140	1,218,847	1,470,979
Change in unrealized net appreciation/depreciation	1,924,446	4,000,450	1,826,392	10,297,563
Net increase in net assets resulting from operations	4,213,103	7,873,021	7,306,120	20,773,992

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(359,348)	(593,632)	(2,278,369)	(5,107,006)
Institutional	(2,112,426)	(3,341,693)	(3,766,649)	(7,155,178)
Decrease in net assets from distributions to shareholders	(2,471,774)	(3,935,325)	(6,045,018)	(12,262,184)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	13,177,175	21,492,605	29,844,618	93,308,302
Institutional	46,444,908	90,080,121	63,402,823	107,684,107
Shares issued in reinvestment of distributions
Retail	320,920	583,759	2,202,778	4,933,623
Institutional	2,037,213	3,188,822	3,355,548	6,313,429
Cost of shares redeemed
Retail	(9,631,744)	(5,680,211)	(33,474,911)	(57,777,135)
Institutional	(17,422,613)	(13,196,461)	(19,252,275)	(44,666,500)
Net increase resulting from beneficial interest transactions	34,925,859	96,468,635	46,078,581	109,795,826
Total net increase in net assets	36,667,188	100,406,331	47,339,683	118,307,634

Net Assets
Beginning of period	174,163,026	73,756,695	495,058,739	376,751,105
End of period	$210,830,214	$174,163,026	$542,398,422	$495,058,739

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	107

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Period Ended
	June 30, 2021		December 31,	December 31,
Retail	(Unaudited)		2020	2019(a)
Net asset value, beginning of period	$13.34		$12.71	$12.34
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.23	0.01
Net realized and unrealized gains (losses) on investments	1.99		0.53	0.36
Total from investment operations	1.98		0.76	0.37
Less dividends and distributions:
Distributions from net investment income	—		(0.04)	—
Distributions from net realized gains	—		(0.09)	—
Total distributions	—		(0.13)	—
Net asset value, end of period	$15.32		$13.34	$12.71
Total Return	14.84	% (c)	6.14%	3.00	% (c)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$8,382		$6,701	$10
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.08	% (d)	1.08%	1.06	% (d)
Without fee waivers/reimbursements	1.08	% (d)	1.08%	1.06	% (d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.16	)% (d)	1.93%	1.37	% (d)
Without fee waivers/reimbursements	(0.16	)% (d)	1.93%	1.37	% (d)
Portfolio turnover rate	21	% (c)	44%	28	% (c)(e)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

(e)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.

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Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months			Six Months
	Ended		Year Ended	Ended		Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2021		December 31,	December 31,		June 30,	June 30,		June 30,		June 30,
Institutional	(Unaudited)		2020	2019(a)		2019	2018		2017		2016
Net asset value, beginning of period	$13.35		$12.71	$12.59		$13.18	$12.17		$10.33		$11.45
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	) (c)	0.10	0.09		0.10	0.05		0.01		0.03
Net realized and unrealized gains (losses) on investments	2.00		0.67	0.80		0.42	1.81		1.86		(0.58)
Total from investment operations	2.00		0.77	0.89		0.52	1.86		1.87		(0.55)
Less dividends and distributions:
Dividends from net investment income	—		(0.04)	(0.11)		(0.08)	(0.02)		(0.01)		(0.02)
Distributions from net realized gains	—		(0.09)	(0.66)		(1.03)	(0.83)		(0.02)		(0.55)
Total distributions	—		(0.13)	(0.77)		(1.11)	(0.85)		(0.03)		(0.57)
Paid-in capital from redemption fees	—		—	0.00	(c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)
Net asset value, end of period	$15.35		$13.35	$12.71		$12.59	$13.18		$12.17		$10.33
Total Return	14.98	% (d)	6.22%	7.30	% (d)	5.33%	15.63%		18.07%		(4.68)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$611,719		$415,747	$169,891		$141,192	$106,836		$63,072		$43,105
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.98	% (e)	0.99%	0.99	% (e)	0.99%	1.01	% (f)	1.15	% (g)	1.20%
Without fee waivers/reimbursements	0.98	% (e)	1.01%	1.14	% (e)	1.14%	1.25%		1.39%		1.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.05	)% (e)	0.89%	1.38	% (e)	0.81%	0.42%		0.09%		0.28%
Without fee waivers/reimbursements	(0.05	)% (e)	0.87%	1.23	% (e)	0.66%	0.18%		(0.15)%		(0.20)%
Portfolio turnover rate	21	% (d)	44%	28	% (d)	68%	59%		70%		57%

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 1.08% to 0.99% effective November 1, 2017.

(g)	Contractual expense limitation changed from 1.20% to 1.08% effective February 1, 2017.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	109

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2021		December 31,	December 31,	December 31,		December 31,		December 31,
Retail	(Unaudited)		2020	2019	2018(a)		2017		2016
Net asset value, beginning of period	$20.56		$13.04	$10.15	$12.72		$10.89		$10.01
Income (loss) from investment operations:
Net investment loss(b)	(0.09)		(0.08)	(0.06)	(0.11)		(0.10)		(0.09)
Net realized and unrealized gains (losses) on investments	1.93		7.60	2.95	0.63		2.93		0.97
Total from investment operations	1.84		7.52	2.89	0.52		2.83		0.88
Less dividends and distributions:
Distributions from net realized gains	—		—	—	(2.95)		(1.00)		—
Return of capital	—		—	—	(0.14)		—		—
Total distributions	—		—	—	(3.09)		(1.00)		—
Net asset value, end of period	$22.40		$20.56	$13.04	$10.15		$12.72		$10.89
Total Return	8.95	% (c)	57.67%	28.47%	3.19%		25.98%		8.79%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$33,431		$11,786	$2,836	$1,570		$930		$744
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.02	% (d)	1.04%	1.12%	1.24	% (e)	1.26	% (f)	1.30%
Without fee waivers/reimbursements	1.02	% (d)	1.04%	1.12%	3.09%		2.88%		5.93%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.84	)% (d)	(0.54)%	(0.51)%	(0.76)%		(0.80)%		(0.87)%
Without fee waivers/reimbursements	(0.84	)% (d)	(0.54)%	(0.51)%	(2.61)%		(2.42)%		(5.50)%
Portfolio turnover rate	18	% (c)	54%	28%	83%		51%		81%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

(e)	Contractual expense limitation changed from 1.24% to 1.14% effective December 20, 2018.

(f)	Contractual expense limitation changed from 1.30% to 1.24% effective April 30, 2017.

See Notes to Financial Statements.

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Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2020	2019	2018(a)	2017	2016
Net asset value, beginning of period	$21.04		$13.33	$10.36	$12.88	$11.01	$10.09
Income (loss) from investment operations:
Net investment loss(b)	(0.08)		(0.08)	(0.05)	(0.08)	(0.09)	(0.06)
Net realized and unrealized gains (losses) on investments	1.97		7 79	3.02	0.65	2.96	0.98
Total from investment operations	1.89		7.71	2.97	0.57	2.87	0.92
Less dividends and distributions:
Distributions from net realized gains	—		—	—	(2.95)	(1.00)	—
Return of capital	—		—	—	(0.14)	—	—
Total distributions	—		—	—	(3.09)	(1.00)	—
Paid-in capital from redemption fees	—		—	—	—	—	0.00	(c)
Net asset value, end of period	$22.93		$21.04	$13.33	$10.36	$12.88	$11.01
Total Return	8.98	% (d)	57.84%	28.67%	3.56%	26.05%	9.12%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$143,851		$110,018	$72,341	$63,082	$4,791	$3,519
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (e)	0.97%	0.98%	0.99%	1.20%	1.05	% (f)
Without fee waivers/reimbursements	0.89	% (e)	0.97%	0.98%	2.26%	2.74%	2.63%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.70	)% (e)	(0.50)%	(0.38)%	(0.63)%	(0.74)%	(0.65)%
Without fee waivers/reimbursements	(0.70	)% (e)	(0.50)%	(0.38)%	(1.90)%	(2.28)%	(2.22)%
Portfolio turnover rate	18	% (d)	54%	28%	83%	51%	81%

(a)	Prior to April 30, 2018 known as the Westcore Small-Cap Growth Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Net expense ratio is significantly less than expected rate in prospectus, effective for that period, of 1.15% due to the higher asset levels in the institutional class compared to the retail class. If the retail class assets increase relative to the institutional class assets, it is expected that the net expense ratio will be closer to the 1.15% expected rate.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	111

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended
	June 30, 2021		December 31,
Retail	(Unaudited)		2020
Net asset value, beginning of period	$12.26		$10.00
Income (loss) from investment operations:
Net investment loss(a)	(0.07)		(0.03)
Net realized and unrealized gains (losses) on investments	1.86		2.29
Total from investment operations	1.79		2.26
Net asset value, end of period	$14.05		$12.26
Total Return	14.60	% (b)	22.60%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$1,876		$4,165
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	% (c)	1.14%
Without fee waivers/reimbursements	1.26	% (c)	1.26%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.98	)% (c)	(0.26)%
Without fee waivers/reimbursements	(1.10	)% (c)	(0.38)%
Portfolio turnover rate	23	% (b)	74%

(a)	Calculated using the average shares method.

(b)	Total return and portfolio turnover are not annualized for periods less than one full year.

(c)	Annualized.

See Notes to Financial Statements.

112	| www.sbhfunds.com

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended
	June 30, 2021		December 31,
Institutional	(Unaudited)		2020
Net asset value, beginning of period	$12.28		$10.00
Income (loss) from investment operations:
Net investment loss(a)	(0.05)		(0.00	) (b)
Net realized and unrealized gains (losses) on investments	1.86		2.28
Total from investment operations	1.81		2.28
Net asset value, end of period	$14.09		$12.28
Total Return	14.74	% (c)	22.80%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$50,763		$44,675
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99	% (d)	0.99%
Without fee waivers/reimbursements	1.13	% (d)	1.27%
Ratio of net investment loss to average net assets
With fee waivers/reimbursements	(0.79	)% (d)	(0.05)%
Without fee waivers/reimbursements	(0.93	)% (d)	(0.33)%
Portfolio turnover rate	23	% (c)	74%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	113

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2021		December 31,		December 31,
Retail	(Unaudited)		2020		2019(a)
Net asset value, beginning of period	$21.15		$17.00		$16.49
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.04		(0.00	) (c)
Net realized and unrealized gains (losses) on investments	3.25		4.39		0.51
Total from investment operations	3.24		4.43		0.51
Less dividends and distributions:
Dividends from net investment income	—		(0.03)		—
Distributions from net realized gains	—		(0.25)		—
Total distributions	—		(0.28)		—
Net asset value, end of period	$24.39		$21.15		$17.00
Total Return	15.32	% (d)	26.08%		3.09	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$816		$583		$10
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (e)	0.79	% (f)	0.98	% (e)
Without fee waivers/reimbursements	0.89	% (e)	0.79	% (f)	1.00	% (e)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.13	)% (e)	0.19%		(0.15	)% (e)
Without fee waivers/reimbursements	(0.13	)% (e)	0.19%		(0.17	)% (e)
Portfolio turnover rate	18	% (d)	38%		16	% (d)(g)

(a)	The Fund added a retail share class on December 9, 2019. Ratios for start up periods may not be representative of long term operating results.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	During the period there were no shareholder servicing fees expensed for the Retail Class. This may not be representative of long term results.

(g)	Portfolio turnover rate is calculated at the fund level and represents the six months ended December 31, 2019.

See Notes to Financial Statements.

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Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months			Six Months
	Ended		Year Ended	Ended		Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		June 30,	June 30,		June 30,	June 30,
Institutional	(Unaudited)		2020	2019(a)		2019	2018		2017	2016
Net asset value, beginning of period	$21.16		$17.00	$15.80		$14.76	$13.37		$11.82	$12.25
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)		0.03	0.01		0.01	(0.01)		0.00 (c)	0.00 (c)
Net realized and unrealized gains (losses) on investments	3.26		4.41	1.25		1.57	1.48		1.55	0.00 (c)
Total from investment operations	3.25		4 44	1.26		1.58	1.47		1.55	0.00 (c)
Less dividends and distributions:
Dividends from net investment income	—		(0.03)	(0.01)		—	—		0.00 (c)	—
Distributions from net realized gains	—		(0.25)	(0.05)		(0.54)	(0.08)		—	(0.43)
Total distributions	—		(0.28)	(0.06)		(0.54)	(0.08)		0.00 (c)	(0.43)
Paid-in capital from redemption fees	—		—	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$24.41		$21.16	$17.00		$15.80	$14.76		$13.37	$11.82
Total Return	15.36	% (d)	26.18%	7.95	% (d)	11.47%	11.01%		13.14%	0.07%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$196,775		$169,833	$120,730		$104,418	$79,631		$63,463	$42,216
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84	% (e)	0.84%	0.96	% (e)(f)	0.98%	1.02	% (g)	1.10%	1.10%
Without fee waivers/reimbursements	0.88	% (e)	0.92%	1.12	% (e)	1.14%	1.22%		1.40%	1.69%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.08	)% (e)	0.16%	0.07	% (e)	0.07%	(0.07)%		(0.02)%	0.00%
Without fee waivers/reimbursements	(0.12	)% (e)	0.08%	(0.09	)% (e)	(0.09)%	(0.27)%		(0.32)%	(0.59)%
Portfolio turnover rate	18	% (d)	38%	16	% (d)	38%	37%		38%	33%

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 0.98% to 0.84% effective December 9, 2019.

(g)	Contractual expense limitation changed from 1.10% to 0.98% effective November 1, 2017.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	115

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months			Two Months
	Ended		Year Ended	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		October 31,	October 31,	October 31,	October 31,
Retail*	(Unaudited)		2020	2019(a)		2019	2018	2017	2016
Net asset value, beginning of period	$9.13		$8.67	$8.27		$7.70	$9.49	$7.60	$6.91
Income (loss) from investment operations:
Net investment income(b)	0.11		0.14	0.01		0.17	0.18	0.13	0.14
Net realized and unrealized gains (losses) on investments	1.15		0.47	0.60		0.62	(1.53)	1.90	0.58
Total from investment operations	1.26		0.61	0.61		0.79	(1.35)	2.03	0.72
Less dividends and distributions:
Dividends from net investment income	—		(0.15)	(0.20)		(0.18)	(0.13)	(0.14)	(0.03)
Distributions from net realized gains	—		—	—		(0.04)	(0.31)	—	—
Return of capital	—		—	(0.01)		—	—	—	—
Total distributions	—		(0.15)	(0.21)		(0.22)	(0.44)	(0.14)	(0.03)
Paid-in capital from redemption fees	—		—	—		—	0.00 (c)	—	—
Net asset value, end of period	$10.39		$9.13	$8.67		$8.27	$7.70	$9.49	$7.60
Total Return	13.80	% (d)	7.05%	7.52	% (d)	10.64%	(14.96)%	27.27%	10.42%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3,272		$2,954	$2,678		$2,397	$2,043	$3,116	$921
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.38	% (e)	1.38%	1.46	% (e)(f)	1.48%	1.48%	1.48%	1.48%
Without fee waivers/reimbursements	1.88	% (e)	2.36%	3.40	% (e)	2.91%	2.49%	2.87%	5.58%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.43	% (e)	1.80%	1.01	% (e)	2.15%	1.97%	1.54%	2.10%
Without fee waivers/reimbursements	1.93	% (e)	0.82%	(0.93	)% (e)	0.72%	0.96%	0.15%	(2.00)%
Portfolio turnover rate	50	% (d)	91%	23	% (d)	107%	99%	97%	84%

*	Formerly Class A.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 1.48% to 1.38% effective December 9, 2019.

See Notes to Financial Statements.

116	| www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months			Two Months
	Ended		Year Ended	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		October 31,	October 31,	October 31,	October 31,
Institutional*	(Unaudited)		2020	2019(a)		2019	2018	2017	2016
Net asset value, beginning of period	$9.15		$8.69	$8.31		$7.74	$9.54	$7.63	$6.92
Income (loss) from investment operations:
Net investment income(b)	0.12		0.15	0.02		0.20	0.20	0.15	0.16
Net realized and unrealized gains (losses) on investments	1.15		0.47	0.59		0.62	(1.54)	1.91	0.58
Total from investment operations	1.27		0.62	0.61		0.82	(1.34)	2.06	0.74
Less dividends and distributions:
Dividends from net investment income	—		(0.16)	(0.22)		(0.21)	(0.15)	(0.15)	(0.03)
Distributions from net realized gains	—		—	—		(0.04)	(0.31)	—	—
Return of capital	—		—	(0.01)		—	—	—	—
Total distributions	—		(0.16)	(0.23)		(0.25)	(0.46)	(0.15)	(0.03)
Paid-in capital from redemption fees	—		—	—		—	0.00 (c)	—	0.00 (c)
Net asset value, end of period	$10.42		$9.15	$8.69		$8.31	$7.74	$9.54	$7.63
Total Return	13.88	% (d)	7.18%	7.51	% (d)	10.97%	(14.81)%	27.68%	10.54%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$54,388		$45,058	$32,721		$30,836	$29,961	$32,144	$18,209
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.23	% (e)	1.23%	1.23	% (e)	1.23%	1.23%	1.23%	1.23%
Without fee waivers/reimbursements	1.72	% (e)	2.19%	3.14	% (e)	2.66%	2.24%	2.62%	5.33%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.62	% (e)	1.93%	1.18	% (e)	2.40%	2.22%	1.79%	2.35%
Without fee waivers/reimbursements	2.13	% (e)	0.97%	(0.73	)% (e)	0.97%	1.21%	0.40%	(1.75)%
Portfolio turnover rate	50	% (d)	91%	23	% (d)	107%	99%	97%	84%

*	Formerly Class I.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	117

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months			Two Months
	Ended		Year Ended	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		October 31,	October 31,	October 31,	October 31,
Retail*	(Unaudited)		2020	2019(a)		2019	2018	2017	2016
Net asset value, beginning of period	$10.83		$11.64	$11.39		$11.73	$14.47	$11.74	$11.36
Income (loss) from investment operations:
Net investment income(b)	0.18		0.16	0.02		0.28	0.26	0.23	0.26
Net realized and unrealized gains (losses) on investments	1.28		(0.80)	0.73		(0.38)	(2.27)	2.69	0.35
Total from investment operations	1.46		(0.64)	0.75		(0.10)	(2.01)	2.92	0.61
Less dividends and distributions:
Dividends from net investment income	—		(0.17)	(0.49)		(0.25)	(0.29)	(0.19)	(0.17)
Distributions from net realized gains	—		—	—		—	(0.44)	—	(0.06)
Return of capital	—		—	(0.01)		—	—	—	—
Total distributions	—		(0.17)	(0.50)		(0.25)	(0.73)	(0.19)	(0.23)
Paid-in capital from redemption fees	—		—	—		0.00 (c)	0.00 (c)	—	—
Net increase from payment by affiliates	—		—	—		0.01 (d)	—	—	—
Net asset value, end of period	$12.29		$10.83	$11.64		$11.39	$11.73	$14.47	$11.74
Total Return	13.48	% (e)	(5.51)%	6.73	% (e)	(0.54)%	(14.68)%	25.27%	5.43%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$70,849		$64,420	$52,668		$49,749	$23,554	$25,240	$12,013
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.18	% (f)	1.18%	1.25	% (f)(g)	1.28%	1.28%	1.28%	1.28%
Without fee waivers/reimbursements	1.34	% (f)	1.36%	1.42	% (f)	1.53%	1.44%	1.47%	2.09%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.00	% (f)	1.68%	0.94	% (f)	2.49%	1.92%	1.80%	2.36%
Without fee waivers/reimbursements	2.84	% (f)	1.50%	0.77	% (f)	2.24%	1.76%	1.61%	1.55%
Portfolio turnover rate	59	% (e)	106%	17	% (e)	121%	111%	101%	94%

*	Formerly Class A.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Contractual expense limitation changed from 1.28% to 1.18% effective December 9, 2019.

See Notes to Financial Statements.

118	| www.sbhfunds.com

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months			Two Months
	Ended		Year Ended	Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,		October 31,	October 31,	October 31,	October 31,
Institutional*	(Unaudited)		2020	2019(a)		2019	2018	2017	2016
Net asset value, beginning of period	$10.85		$11.65	$11.42		$11.77	$14.50	$11.76	$11.36
Income (loss) from investment operations:
Net investment income(b)	0.19		0.19	0.02		0.30	0.29	0.27	0.29
Net realized and unrealized gains (losses) on investments	1.29		(0.82)	0.73		(0.37)	(2.26)	2.68	0.34
Total from investment operations	1.48		(0.63)	0.75		(0.07)	(1.97)	2.95	0.63
Less dividends and distributions:
Dividends from net investment income	—		(0.17)	(0.51)		(0.29)	(0.32)	(0.21)	(0.17)
Distributions from net realized gains	—		—	—		—	(0.44)	—	(0.06)
Return of capital	—		—	(0.01)		—	—	—	—
Total distributions	—		(0.17)	(0.52)		(0.29)	(0.76)	(0.21)	(0.23)
Paid-in capital from redemption fees	—		—	—		0.00 (c)	0.00 (c)	0.00 (c)	—
Net increase from payment by affiliates	—		—	—		0.01 (d)	—	—	—
Net asset value, end of period	$12.33		$10.85	$11.65		$11.42	$11.77	$14.50	$11.76
Total Return	13.64	% (e)	(5.35)%	6.69	% (e)	(0.29)%	(14.40)%	25.60%	5.66%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$138,298		$119,113	$234,265		$230,883	$351,480	$298,728	$71,853
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.03	% (f)	1.03%	1.03	% (f)	1.03%	1.03%	1.03%	1.03%
Without fee waivers/reimbursements	1.14	% (f)	1.18%	1.20	% (f)	1.28%	1.19%	1.22%	1.84%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.17	% (f)	2.00%	1.15	% (f)	2.74%	2.17%	2.05%	2.61%
Without fee waivers/reimbursements	3.06	% (f)	1.85%	0.98	% (f)	2.49%	2.01%	1.86%	1.80%
Portfolio turnover rate	59	% (e)	106%	17	% (e)	121%	111%	101%	94%

*	Formerly Class I.

(a)	Fund changed fiscal year to December 31.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	The custodian reimbursed the Fund $132,086 for losses incurred from corporate action processing. Payment had a positive 0.09% impact on the total return.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	119

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2021		December 31,	December 31,		December 31,		December 31,		December 31,
Retail	(Unaudited)		2020	2019		2018(a)		2017		2016
Net asset value, beginning of period	$22.86		$18.12	$12.67		$19.76		$15.08		$15.59
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.05)		(0.08)	0.00	(c)	(0.03)		0.05		0.08
Net realized and unrealized gains (losses) on investments	3.40		6.06	5.45		(4.40)		5.01		0.15
Total from investment operations	3.35		5.98	5.45		(4.43)		5.06		0.23
Less dividends and distributions:
Dividends from net investment income	—		—	—		(0.08)		(0.38)		(0.74)
Distributions from net realized gains	—		(1.24)	—		(2.58)		—		—
Total distributions	—		(1.24)	—		(2.66)		(0.38)		(0.74)
Net asset value, end of period	$26.21		$22.86	$18.12		$12.67		$19.76		$15.08
Total Return	14.65	% (d)	33.23%	43.01%		(22.98)%		33.64%		1.60%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$38,855		$33,666	$29,098		$28,205		$49,979		$49,746
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.25	% (e)	1.25%	1.32	% (f)(g)	1.44	% (g)	1.44	% (g)	1.46	% (g)
Without fee waivers/reimbursements	1.58	% (e)	1.69%	1.85%		1.78%		1.75%		1.77%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.50	)% (e)	(0.43)%	0.00%		(0.18)%		0.27%		0.51%
Without fee waivers/reimbursements	(0.83	)% (e)	(0.87)%	(0.53)%		(0.52)%		(0.04)%		0.20%
Portfolio turnover rate	38	% (d)	59%	31%		57%		48%		44%

(a)	Prior to April 30, 2018 known as the Westcore International Small-Cap Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Contractual expense limitation changed from 1.50% to 1.25% effective May 1, 2019.

(g)	For the period April 29, 2016 to April 30, 2019, a voluntary additional expense waiver reduced the ratio of expenses to average net assets from 1.50% to 1.44%.

See Notes to Financial Statements.

120	| www.sbhfunds.com

Segall Bryant & Hamill
Fundamental International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended		Year Ended		Year Ended	Period Ended
	June 30, 2021		December 31,	December 31,		December 31,		December 31,	December 31,
Institutional	(Unaudited)		2020	2019		2018(a)		2017	2016(b)
Net asset value, beginning of period	$24.50		$19.32	$13.48		$20.83		$15.64	$15.76
Income (loss) from investment operations:
Net investment income (loss)(c)	(0.06)		(0.06)	0.00	(d)	(0.00	) (d)	0.08	0.11
Net realized and unrealized gains (losses) on investments	3.67		6.48	5.84		(4.66)		5.22	(0.01)
Total from investment operations	3.61		6.42	5.84		(4.66)		5.30	0.10
Less dividends and distributions:
Dividends from net investment income	—		—	—		(0.11)		(0.11)	(0.22)
Distributions from net realized gains	—		(1.24)	—		(2.58)		—	—
Total distributions	—		(1.24)	—		(2.69)		(0.11)	(0.22)
Net asset value, end of period	$28.11		$24.50	$19.32		$13.48		$20.83	$15.64
Total Return	14.73	% (e)	33.45%	43.32%		(22.90)%		33.89%	0.66	% (e)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$30,370		$15,458	$8,446		$20,266		$29,652	$20,358
Ratio of expenses to average net assets
With fee waivers/reimbursements	1.10	% (f)	1.10%	1.20	% (g)	1.29%		1.29%	1.19	% (f)
Without fee waivers/reimbursements	1.47	% (f)	1.57%	1.72%		1.62%		1.59%	1.65	% (f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.30	)% (f)	(0.31)%	0.01%		(0.02)%		0.44%	1.06	% (f)
Without fee waivers/reimbursements	(0.67	)% (f)	(0.78)%	(0.50)%		(0.35)%		0.14%	0.60	% (f)
Portfolio turnover rate	38	% (e)	59%	31%		57%		48%	44	% (e)(h)

(a)	Prior to April 30, 2018 known as the Westcore International Small-Cap Fund.

(b)	The Fund added an institutional share class on April 29, 2016.

(c)	Calculated using the average shares method.

(d)	Less than $0.005 per share.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	The contractual expense limitation is 1.10% effective May 1, 2019.

(h)	Portfolio turnover rate is calculated at the fund level and represents the year ended December 31, 2016.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	121

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,		December 31,	December 31,
Retail	(Unaudited)		2020(a)	2019	2018(b)		2017	2016(c)
Net asset value, beginning of period	$9.32		$10.98	$9.52	$11.12		$9.79	$9.45
Income (loss) from investment operations:
Net investment income(d)	0.02		0.18	0.23	0.20		0.19	0.17
Net realized and unrealized gains (losses) on investments	1.21		0.08 (e)	2.16	(1.16)		1.70	0.63
Total from investment operations	1.23		0.26	2.39	(0.96)		1.89	0.80
Less dividends and distributions:
Dividends from net investment income	(0.02)		(0.18)	(0.25)	(0.19)		(0.18)	(0.18)
Distributions from net realized gains	—		(1.74)	(0.68)	(0.45)		(0.38)	(0.28)
Total distributions	(0.02)		(1.92)	(0.93)	(0.64)		(0.56)	(0.46)
Net asset value, end of period	$10.53		$9.32	$10.98	$9.52		$11.12	$9.79
Total Return	13.23	% (f)	2.95%	25.36%	(8.70)%		19.56%	8.58%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,359		$32,224	$46,375	$41,887		$50,894	$44,296
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (g)	0.89%	0.89%	0.99	% (h)	0.99%	0.99%
Without fee waivers/reimbursements	1.32	% (g)	1.29%	1.22%	1.22%		1.20%	1.22%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	0.44	% (g)	1.83%	2.14%	1.88%		1.83%	1.79%
Without fee waivers/reimbursements	0.01	% (g)	1.43%	1.81%	1.65%		1.62%	1.56%
Portfolio turnover rate	18	% (f)	132%	40%	59%		17%	61%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.

(b)	Prior to April 30, 2018 known as the Westcore Global Large-Cap Dividend Fund.

(c)	Prior to April 29, 2016 known as the Westcore Blue Chip Dividend Fund.

(d)	Calculated using the average shares method.

(e)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(f)	Total return and portfolio turnover are not annualized for periods less than one full year.

(g)	Annualized.

(h)	Contractual expense limitation changed from 0.99% to 0.89% effective December 20, 2018.

See Notes to Financial Statements.

122	| www.sbhfunds.com

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,		December 31,	December 31,
Institutional	(Unaudited)		2020(a)	2019	2018(b)		2017	2016(c)
Net asset value, beginning of period	$9.20		$10.86	$9.43	$11.04		$9.71	$9.39
Income (loss) from investment operations:
Net investment income(d)	0.03		0.18	0.24	0.23		0.20	0.20
Net realized and unrealized gains (losses) on investments	1.20		0.09 (e)	2.14	(1.16)		1.70	0.60
Total from investment operations	1.23		0.27	2.38	(0.93)		1.90	0.80
Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.19)	(0.27)	(0.23)		(0.19)	(0.20)
Distributions from net realized gains	—		(1.74)	(0.68)	(0.45)		(0.38)	(0.28)
Total distributions	(0.03)		(1.93)	(0.95)	(0.68)		(0.57)	(0.48)
Net asset value, end of period	$10.40		$9.20	$10.86	$9.43		$11.04	$9.71
Total Return	13.34	% (f)	3.04%	25.55%	(8.53)%		19.78%	8.63%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$4,290		$3,373	$2,730	$2,589		$5,148	$3,466
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.74	% (g)	0.74%	0.74%	0.84	%(h)	0.90%	0.81%
Without fee waivers/reimbursements	1.24	% (g)	1.20%	1.12%	1.09%		1.09%	1.21%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	0.60	% (g)	1.83%	2.32%	2.11%		1.91%	2.01%
Without fee waivers/reimbursements	0.10	% (g)	1.37%	1.94%	1.86%		1.72%	1.61%
Portfolio turnover rate	18	% (f)	132%	40%	59%		17%	61%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.

(b)	Prior to April 30, 2018 known as the Westcore Global Large-Cap Dividend Fund.

(c)	Prior to April 29, 2016 known as the Westcore Blue Chip Dividend Fund.

(d)	Calculated using the average shares method.

(e)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

(f)	Total return and portfolio turnover are not annualized for periods less than one full year.

(g)	Annualized.

(h)	Contractual expense limitation changed from 0.84% to 0.74% effective December 20, 2018.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	123

Segall Bryant & Hamill Workplace Equality Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2020	2019(a)	2018(b)	2017		2016(c)
Net asset value, beginning of period	$6.72		$6.45	$5.41	$6.01	$6.38		$8.96
Income (loss) from investment operations:
Net investment income(d)	0.01		0.07	0.12	0.11	0.12		0.01
Net realized and unrealized gains (losses) on investments	1.00		0.35	1.33	(0.18)	0.93		(0.01)
Total from investment operations	1.01		0.42	1.45	(0.07)	1.05		—
Less dividends and distributions:
Dividends from net investment income	—		(0.08)	(0.11)	(0.21)	(0.21)		—
Distributions from net realized gains	—		(0.07)	(0.30)	(0.32)	(1.21)		(2.58)
Total distributions	—		(0.15)	(0.41)	(0.53)	(1.42)		(2.58)
Net asset value, end of period	$7.73		$6.72	$6.45	$5.41	$6.01		$6.38
Total Return	15.03	% (e)	6.81%	26.85%	(1.36)%	16.73%		(0.38)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$10,584		$9,397	$9,846	$8,131	$10,022		$12,061
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	% (f)	0.89%	0.89%	0.89%	0.98	% (g)	1.15%
Without fee waivers/reimbursements	1.37	% (f)	1.53%	1.57%	1.86%	1.76%		1.30%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.14	% (f)	1.19%	1.92%	1.85%	1.82%		0.14%
Without fee waivers/reimbursements	(0.34	)% (f)	0.55%	1.24%	0.88%	1.04%		(0.01)%
Portfolio turnover rate	28	% (e)	97%	41%	43%	0%		112%

(a)	Prior to May 1, 2019 known as the Segall Bryant & Hamill Large Cap Dividend Fund.

(b)	Prior to April 30, 2018 known as the Westcore Large-Cap Dividend Fund.

(c)	Prior to April 29, 2016 known as the Westcore Growth Fund.

(d)	Calculated using the average shares method.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Contractual expense limitation changed from 1.15% to 0.89% effective April 30, 2017.

See Notes to Financial Statements.

124	| www.sbhfunds.com

Segall Bryant & Hamill Workplace Equality Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2020	2019(a)	2018(b)	2017	2016(c)
Net asset value, beginning of period	$6.93		$6.64	$5.55	$6.12	$6.61	$9.16
Income (loss) from investment operations:
Net investment income(d)	0.01		0.08	0.14	0.13	0.13	0.03
Net realized and unrealized gains (losses) on investments	1.03		0.36	1.37	(0.20)	0.97	(0.00	) (e)
Total from investment operations	1.04		0.44	1.51	(0.07)	1.10	0.03
Less dividends and distributions:
Dividends from net investment income	(0.00	) (e)	(0.08)	(0.12)	(0.18)	(0.38)	—
Distributions from net realized gains	—		(0.07)	(0.30)	(0.32)	(1.21)	(2.58)
Total distributions	(0.00	) (e)	(0.15)	(0.42)	(0.50)	(1.59)	(2.58)
Net asset value, end of period	$7.97		$6.93	$6.64	$5.55	$6.12	$6.61
Total Return	15.04	% (f)	6.98%	27.22%	(1.25)%	16.92%	0.01%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$14,700		$11,299	$8,339	$298	$155	$546
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.74	% (g)	0.74%	0.74%	0.74%	0.92%	0.91%
Without fee waivers/reimbursements	1.37	% (g)	1.54%	1.41%	1.76%	1.61%	1.49%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.30	% (g)	1.26%	2.11%	2.11%	1.82%	0.37%
Without fee waivers/reimbursements	(0.33	)% (g)	0.46%	1.44%	1.09%	1.13%	(0.21)%
Portfolio turnover rate	28	% (f)	97%	41%	43%	0%	112%

(a)	Prior to April 30, 2019 known as the Segall Bryant & Hamill Large Cap Dividend Fund.

(b)	Prior to April 30, 2018 known as the Westcore Large-Cap Dividend Fund.

(c)	Prior to April 29, 2016 known as the Westcore Growth Fund.

(d)	Calculated using the average shares method.

(e)	Less than $0.005 per share.

(f)	Total return and portfolio turnover are not annualized for periods less than one full year.

(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	125

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended		Period Ended
	June 30, 2021		December 31,	December 31,		December 31,
Retail	(Unaudited)		2020	2019		2018(a)
Net asset value, beginning of period	$10.15		$10.11	$10.02		$10.00
Income from investment operations:
Net investment income(b)	0.03		0.12	0.25		0.01
Net realized and unrealized gains (losses) on investments	0.00	(c)	0.08	0.10		0.01
Total from investment operations	0.03		0.20	0.35		0.02
Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.15)	(0.26)		—
Distributions from net realized gains	—		(0.01)	(0.00	) (c)	—
Total distributions	(0.04)		(0.16)	(0.26)		—
Net asset value, end of period	$10.14		$10.15	$10.11		$10.02
Total Return	0.25	% (d)	2.05%	3.57%		0.20	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$6,134		$2,989	$915		$200
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.49	% (e)	0.49%	0.49%		0.49	% (e)
Without fee waivers/reimbursements	0.85	% (e)	1.18%	4.13%		9.96	% (e)(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.57	% (e)	1.23%	2.50%		2.39	% (e)
Without fee waivers/reimbursements	0.21	% (e)	0.54%	(1.14)%		(7.08	)% (e)(f)
Portfolio turnover rate	25	% (d)	47%	32%		0	% (d)

(a)	Commenced operations on December 17, 2018.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Ratios before fee waivers for start up periods may not be representative of long term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

126	| www.sbhfunds.com

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended		Period Ended
	June 30, 2021		December 31,	December 31,		December 31,
Institutional	(Unaudited)		2020	2019		2018(a)
Net asset value, beginning of period	$10.16		$10.11	$10.02		$10.00
Income from investment operations:
Net investment income(b)	0.04		0.13	0.26		0.01
Net realized and unrealized gains (losses) on investments	(0.01)		0.09	0.09		0.01
Total from investment operations	0.03		0.22	0.35		0.02
Less dividends and distributions:
Dividends from net investment income	(0.04)		(0.16)	(0.26)		—
Distributions from net realized gains	—		(0.01)	(0.00	) (c)	—
Total distributions	(0.04)		(0.17)	(0.26)		—
Net asset value, end of period	$10.15		$10.16	$10.11		$10.02
Total Return	0.29	% (d)	2.18%	3.62%		0.20	% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$31,616		$23,568	$6,279		$1,002
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	% (e)	0.40%	0.40%		0.40	% (e)
Without fee waivers/reimbursements	0.72	% (e)	1.03%	3.68%		9.74	% (e)(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.71	% (e)	1.32%	2.53%		2.48	% (e)
Without fee waivers/reimbursements	0.39	% (e)	0.69%	(0.75)%		(6.86	)% (e)(f)
Portfolio turnover rate	25	% (d)	47%	32%		0	% (d)

(a)	Commenced operations on December 17, 2018.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Ratios before fee waivers for start up periods may not be representative of long-term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	127

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2020	2019	2018(a)	2017	2016
Net asset value, beginning of period	$11.25		$10.79	$10.32	$10.71	$10.59	$10.55
Income (loss) from investment operations:
Net investment income(b)	0.12		0.27	0.33	0.33	0.34	0.33
Net realized and unrealized gains (losses) on investments	(0.21)		0.64	0.57	(0.36)	0.16	0.07
Total from investment operations	(0.09)		0.91	0.90	(0.03)	0.50	0.40
Less dividends and distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.36)	(0.34)	(0.37)	(0.36)
Distributions from net realized gains	—		(0.15)	(0.07)	(0.02)	(0.01)	(0.00	) (c)
Total distributions	(0.13)		(0.45)	(0.43)	(0.36)	(0.38)	(0.36)
Net asset value, end of period	$11.03		$11.25	$10.79	$10.32	$10.71	$10.59
Total Return	(0.75	)% (d)	8.49%	8.79%	(0.18)%	4.74%	3.82%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$524,473		$594,559	$598,220	$915,824	$1,056,835	$1,066,591
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55	% (e)	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.68	% (e)	0.68%	0.73%	0.76%	0.77%	0.78%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	2.18	% (e)	2.38%	3.04%	3.17%	3.15%	3.03%
Without fee waivers/reimbursements	2.05	% (e)	2.25%	2.86%	2.96%	2.93%	2.80%
Portfolio turnover rate	33	% (d)	59%	52%	59%	38%	52%

(a)	Prior to April 30, 2018 known as the Westcore Plus Bond Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

128	| www.sbhfunds.com

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2020	2019	2018(a)	2017	2016
Net asset value, beginning of period	$11.14		$10.69	$10.23	$10.60	$10.48	$10.43
Income (loss) from investment operations:
Net investment income(b)	0.13		0.28	0.34	0.34	0.35	0.34
Net realized and unrealized gains (losses) on investments	(0.21)		0.64	0.56	(0.34)	0.15	0.08
Total from investment operations	(0.08)		0.92	0.90	0.00 (c)	0.50	0.42
Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.32)	(0.37)	(0.35)	(0.37)	(0.37)
Distributions from net realized gains	—		(0.15)	(0.07)	(0.02)	(0.01)	(0.00	) (c)
Total distributions	(0.14)		(0.47)	(0.44)	(0.37)	(0.38)	(0.37)
Net asset value, end of period	$10.92		$11.14	$10.69	$10.23	$10.60	$10.48
Total Return	(0.68	)% (d)	8.65%	8.90%	0.06%	4.81%	4.01%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$582,443		$525,992	$427,395	$307,253	$229,912	$121,829
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40	% (e)	0.40%	0.40%	0.40%	0.40%	0.38%
Without fee waivers/reimbursements	0.51	% (e)	0.51%	0.55%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	2.31	% (e)	2.53%	3.14%	3.33%	3.29%	3.20%
Without fee waivers/reimbursements	2.20	% (e)	2.42%	2.99%	3.17%	3.13%	3.02%
Portfolio turnover rate	33	% (d)	59%	52%	59%	38%	52%

(a)	Prior to April 30, 2018 known as the Westcore Plus Bond Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	129

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2020	2019	2018(a)	2017	2016
Net asset value, beginning of period	$9.24		$8.97	$8.40	$8.99	$8.86	$8.23
Income (loss) from investment operations:
Net investment income(b)	0.16		0.34	0.43	0.40	0.41	0.40
Net realized and unrealized gains (losses) on investments	0.01		0.29	0.58	(0.59)	0.13	0.63
Total from investment operations	0.17		0.63	1.01	(0.19)	0.54	1.03
Less dividends and distributions:
Dividends from net investment income	(0.16)		(0.36)	(0.44)	(0.40)	(0.41)	(0.40)
Paid-in capital from redemption fees	—		—	—	—	—	0.00 (c)
Net asset value, end of period	$9.25		$9.24	$8.97	$8.40	$8.99	$8.86
Total Return	1.88	% (d)	7.31%	12.21%	(2.19)%	6.18%	12.75%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$40,278		$42,227	$39,692	$43,045	$58,486	$56,997
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85	% (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	0.89	% (e)	0.95%	0.98%	0.99%	0.98%	0.95%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.18	% (e)	3.84%	4.86%	4.52%	4.52%	4.63%
Without fee waivers/reimbursements	3.14	% (e)	3.74%	4.73%	4.38%	4.39%	4.53%
Portfolio turnover rate	18	% (d)	57%	41%	21%	37%	47%

(a)	Prior to April 30, 2018 known as the Westcore Flexible Income Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

130	| www.sbhfunds.com

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2020	2019	2018(a)	2017	2016
Net asset value, beginning of period	$9.13		$8.87	$8.29	$8.88	$8.75	$8.12
Income (loss) from investment operations:
Net investment income(b)	0.16		0.35	0.44	0.40	0.42	0.41
Net realized and unrealized gains (losses) on investments	0.02		0.28	0.57	(0.58)	0.13	0.62
Total from investment operations	0.18		0.63	1.01	(0.18)	0.55	1.03
Less dividends and distributions:
Dividends from net investment income	(0.17)		(0.37)	(0.43)	(0.41)	(0.42)	(0.41)
Paid-in capital from redemption fees	—		—	—	—	—	0.01
Net asset value, end of period	$9.14		$9.13	$8.87	$8.29	$8.88	$8.75
Total Return	1.97	% (c)	7.40%	12.40%	(2.12)%	6.35%	13.10%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$53,563		$40,912	$21,680	$12,962	$20,734	$18,488
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70	% (d)	0.70%	0.70%	0.69%	0.68%	0.63%
Without fee waivers/reimbursements	0.77	% (d)	0.82%	0.83%	0.81%	0.78%	0.84%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.25	% (d)	3.99%	4.99%	4.68%	4.67%	4.85%
Without fee waivers/reimbursements	3.18	% (d)	3.87%	4.86%	4.56%	4.57%	4.64%
Portfolio turnover rate	18	% (c)	57%	41%	21%	37%	47%

(a)	Prior to April 30, 2018 known as the Westcore Flexible Income Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	131

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,		December 31,
Retail	(Unaudited)		2020	2019	2018(a)	2017		2016(b)
Net asset value, beginning of period	$11.01		$10.67	$10.38	$10.61	$10.15		$10.00
Income (loss) from investment operations:
Net investment income(c)	0.09		0.24	0.29	0.35	0.32		0.00	(d)
Net realized and unrealized gains (losses) on investments	0.14		0.44	0.43	(0.23)	0.53		0.15
Total from investment operations	0.23		0.68	0.72	0.12	0.85		0.15
Less dividends and distributions:
Dividends from net investment income	(0.13)		(0.30)	(0.35)	(0.34)	(0.31)		—
Distributions from net realized gains	—		(0.04)	(0.08)	(0.01)	(0.08)		—
Total distributions	(0.13)		(0.34)	(0.43)	(0.35)	(0.39)		—
Net asset value, end of period	$11.11		$11.01	$10.67	$10.38	$10.61		$10.15
Total Return	2.12	% (e)	6.54%	7.00%	1.23%	8.44%		1.50	% (e)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$32,491		$28,344	$11,399	$6,405	$2,709		$406
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	% (f)	0.65%	0.65%	0.65%	0.65%		0.65	% (f)
Without fee waivers/reimbursements	0.75	% (f)	0.80%	0.94%	1.09%	3.09	% (g)	19.11	% (f)(h)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.02	% (f)	2.17%	2.73%	3.40%	2.99%		1.05	% (f)
Without fee waivers/reimbursements	0.92	% (f)	2.02%	2.44%	2.96%	0.55	% (g)	(17.41	)% (f)(h)
Portfolio turnover rate	22	% (e)	101%	114%	188%	284%		0	% (e)

(a)	Prior to April 30, 2018 known as the Westcore Municipal Opportunities Fund.

(b)	Commenced operations on December 19, 2016.

(c)	Calculated using the average shares method. (d) Less than $0.005 per share.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Ratios before fee waivers for start up periods may not be representative of long-term operating results.

(h)	Ratios before fee waivers for start up periods may not be representative of long-term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

132	| www.sbhfunds.com

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Period Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,		December 31,
Institutional	(Unaudited)		2020	2019	2018(a)	2017		2016(b)
Net asset value, beginning of period	$11.02		$10.68	$10.39	$10.62	$10.15		$10.00
Income (loss) from investment operations:
Net investment income(c)	0.10		0.25	0.31	0.37	0.34		0.00	(d)
Net realized and unrealized gains (losses) on investments	0.13		0.45	0.43	(0.23)	0.53		0.15
Total from investment operations	0.23		0.70	0.74	0.14	0.87		0.15
Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.32)	(0.37)	(0.36)	(0.32)		—
Distributions from net realized gains	—		(0.04)	(0.08)	(0.01)	(0.08)		—
Total distributions	(0.14)		(0.36)	(0.45)	(0.37)	(0.40)		—
Net asset value, end of period	$11.11		$11.02	$10.68	$10.39	$10.62		$10.15
Total Return	2.10	% (e)	6.71%	7.19%	1.36%	8.68%		1.50	% (e)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$178,339		$145,819	$62,358	$35,204	$21,371		$355
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	% (f)	0.50%	0.50%	0.50%	0.40%		0.61	% (f)
Without fee waivers/reimbursements	0.58	% (f)	0.62%	0.76%	0.91%	2.29	% (g)	19.48	%(f)(h)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.18	% (f)	2.32%	2.90%	3.51%	3.24%		1.08	% (f)
Without fee waivers/reimbursements	1.10	% (f)	2.20%	2.64%	3.10%	1.35	% (g)	(17.79	)%(f)(h)
Portfolio turnover rate	22	% (e)	101%	114%	188%	284%		0	% (e)

(a)	Prior to April 30, 2018 known as the Westcore Municipal Opportunities Fund.

(b)	Commenced operations on December 19, 2016.

(c)	Calculated using the average shares method.

(d)	Less than $0.005 per share.

(e)	Total return and portfolio turnover are not annualized for periods less than one full year.

(f)	Annualized.

(g)	Ratios before fee waivers for start up periods may not be representative of long-term operating results.

(h)	Ratios before fee waivers for start up periods may not be representative of long-term operating results. For the purpose of the ratio, audit and tax preparation fees have not been annualized.

See Notes to Financial Statements.

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Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Retail	(Unaudited)		2020	2019	2018(a)	2017	2016
Net asset value, beginning of period	$11.95		$11.69	$11.30	$11.58	$11.32	$11.66
Income (loss) from investment operations:
Net investment income(b)	0.09		0.24	0.27	0.35	0.32	0.31
Net realized and unrealized gains (losses) on investments	0.07		0.34	0.47	(0.28)	0.26	(0.31)
Total from investment operations	0.16		0.58	0.74	0.07	0.58	—
Less dividends and distributions:
Dividends from net investment income	(0.13)		(0.32)	(0.35)	(0.35)	(0.32)	(0.31)
Distributions from net realized gains	—		—	—	—	—	(0.03)
Total distributions	(0.13)		(0.32)	(0.35)	(0.35)	(0.32)	(0.34)
Net asset value, end of period	$11.98		$11.95	$11.69	$11.30	$11.58	$11.32
Total Return	1.38	% (c)	5.08%	6.62%	0.60%	5.21%	(0.07)%
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$204,357		$205,285	$161,755	$176,020	$193,426	$196,237
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65	% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.68	% (d)	0.70%	0.77%	0.82%	0.82%	0.84%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	0.21	% (d)	2.00%	2.29%	3.05%	2.80%	2.62%
Without fee waivers/reimbursements	0.18	% (d)	1.95%	2.17%	2.88%	2.63%	2.43%
Portfolio turnover rate	11	% (c)	71%	30%	47%	64%	47%

(a)	Prior to April 30, 2018 known as the Westcore Colorado Tax-Exempt Fund.

(b)	Calculated using the average shares method.

(c)	Total return and portfolio turnover are not annualized for periods less than one full year.

(d)	Annualized.

See Notes to Financial Statements.

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Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2021		December 31,	December 31,	December 31,	December 31,	December 31,
Institutional	(Unaudited)		2020	2019	2018(a)	2017	2016(b)
Net asset value, beginning of period	$12.00		$11.73	$11.33	$11.61	$11.34	$11.79
Income (loss) from investment operations:
Net investment income(c)	0.10		0.25	0.28	0.36	0.34	0.22
Net realized and unrealized gains (losses) on investments	0.07		0.36	0.48	(0.28)	0.26	(0.44)
Total from investment operations	0.17		0.61	0.76	0.08	0.60	(0.22)
Less dividends and distributions:
Dividends from net investment income	(0.14)		(0.34)	(0.36)	(0.36)	(0.33)	(0.20)
Distributions from net realized gains	—		—	—	—	—	(0.03)
Total distributions	(0.14)		(0.34)	(0.36)	(0.36)	(0.33)	(0.23)
Net asset value, end of period	$12.03		$12.00	$11.73	$11.33	$11.61	$11.34
Total Return	1.45	% (d)	5.29%	6.80%	0.73%	5.34%	(1.93	)% (d)
Ratios and Supplemental Data
Net assets, end of period (in 000s)	$338,042		$289,774	$214,996	$96,615	$79,263	$29,557
Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50	% (e)	0.50%	0.50%	0.50%	0.50%	0.49	% (e)
Without fee waivers/reimbursements	0.53	% (e)	0.55%	0.61%	0.63%	0.64%	0.68	% (e)
Ratio of net investment income to average net assets
With fee waivers/reimbursements	0.21	% (e)	2.15%	2.41%	3.20%	2.96%	2.81	% (e)
Without fee waivers/reimbursements	0.18	% (e)	2.10%	2.30%	3.07%	2.82%	2.62	% (e)
Portfolio turnover rate	11	% (d)	71%	30%	47%	64%	47	% (d)(f)

(a)	Prior to April 30, 2018 known as the Westcore Colorado Tax-Exempt Fund.

(b)	The Fund added an institutional share class on April 29, 2016.

(c)	Calculated using the average shares method.

(d)	Total return and portfolio turnover are not annualized for periods less than one full year.

(e)	Annualized.

(f)	Portfolio turnover rate is calculated at the fund level and represents the year ended December 31, 2016.

See Notes to Financial Statements.

Semi-Annual Report | June 30, 2021 |	135

Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

1.	ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap and Segall Bryant & Hamill Workplace Equality Fund seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Emerging Markets Fund and Segall Bryant & Hamill Colorado Tax Free Fund, which are non-diversified) are diversified portfolios of the Trust for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to June 10, 2021, the Segall Bryant & Hamill Emerging Markets Fund was a diversified portfolio.

The Board of Trustees of the Trust, based on the recommendation of the Adviser, approved an Agreement and Plan of Reorganization pursuant to which the Segall Bryant & Hamill Small Cap Value Dividend Fund, a former series of the Trust, would be combined with and into the Segall Bryant & Hamill Small Cap Value Fund. The tax-free reorganization took place on September 25, 2020.

The following is a summary of shares outstanding, net assets, net asset value (“NAV”) per share and unrealized appreciation immediately before and after the reorganization.

	Before Reorganization		After Reorganization
	Segall Bryant &
	Hamill Small Cap	Segall Bryant &	Segall Bryant &
	Value Dividend	Hamill Small Cap	Hamill Small Cap
	Fund	Value Fund	Value Fund
Retail Class
Shares	790,279	30,581	525,391
Net Assets	$5,056,578	$312,513	$5,369,091
Net Asset Value	$6.40	$10.22	$10.22

Institutional Class
Shares	3,438,443	26,702,010	28,872,646
Net Assets	$22,201,598	$273,112,348	$295,313,946
Net Asset Value	$6.46	$10.23	$10.23

Fund Total
Net Assets	$27,258,176	$273,424,861	$300,683,037
Unrealized Depreciation	$(23,506)	$(3,772,560)	$(3,796,066)

Assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period of the Segall Bryant & Hamill Small Cap Value Fund, the Segall Bryant & Hamill Small Cap Value Fund’s pro forma results of operations for the year ended December 31, 2020, would have been as follows:

		Net Increase in Net Assets Resulting
Net Investment Income	Realized and Unrealized Gains	From Operations
$2,731,138	$42,535,894	$45,267,032

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

For financial reporting purposes, assets received and shares issued by the Segall Bryant & Hamill Small Cap Value Fund were recorded at fair value; however, the cost basis of the investments received from the Segall Bryant & Hamill Small Cap Value Dividend Fund was carried forward to align ongoing reporting of the Segall Bryant & Hamill Small Cap Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Segall Bryant & Hamill Small Cap Value Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect operations of Segall Bryant & Hamill Small Cap Value Dividend Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies.”

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. As of June 30, 2021, the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of June 30, 2021, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

International Small Cap Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the six months ended June 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2021, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

3.	CERTAIN INVESTMENTS AND ASSOCIATED RISKS

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Country Risk – As of June 30, 2021, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. Refer to each Fund’s Statement of Investments for its particular concentration in the various sectors.

Other Risk – An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, partial population vaccination, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, government sponsored fiscal stimulus programs, various moratoria on the applicability of certain laws and regulations, as well as general concern and uncertainty. The impact of this coronavirus, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time. Management continues to monitor and evaluate this situation.

4.	SHARES OF BENEFICIAL INTEREST

On June 30, 2021, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	101,046	573,167
Shares issued in Reinvestment of Distributions	—	1,539
Total	101,046	574,706
Less Shares Redeemed	(56,281)	(73,203)
Net Increase	44,765	501,503
Institutional:
Shares Sold	16,867,195	24,711,636
Shares issued in Reinvestment of Distributions	—	280,000
Total	16,867,195	24,991,636
Less Shares Redeemed	(8,138,592)	(7,224,415)
Net Increase	8,728,603	17,767,221

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Segall Bryant & Hamill Small Gap Growth Fund
Retail:
Shares Sold	1,139,042	459,319
Shares issued in Reinvestment of Distributions	—	—
Total	1,139,042	459,319
Less Shares Redeemed	(219,764)	(103,457)
Net Increase	919,278	355,862
Institutional:
Shares Sold	1,579,586	1,547,037
Shares issued in Reinvestment of Distributions	—	—
Total	1,579,586	1,547,037
Less Shares Redeemed	(536,771)	(1,744,804)
Net Increase (Decrease)	1,042,815	(197,767)
Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	81,954	336,564
Shares issued in Reinvestment of Distributions	—	—
Total	81,954	336,564
Less Shares Redeemed	(288,148)	(4,631)
Net Increase (Decrease)	(206,194)	331,933
Institutional:
Shares Sold	37,025	306,072
Shares issued in Reinvestment of Distributions	—	—
Total	37,025	306,072
Less Shares Redeemed	(70,799)	(462,445)
Net Decrease	(33,774)	(156,373)
Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	6,290	36,790
Shares issued in Reinvestment of Distributions	—	492
Total	6,290	37,282
Less Shares Redeemed	(371)	(10,344)
Net Increase	5,919	26,938
Institutional:
Shares Sold	740,408	2,038,395
Shares issued in Reinvestment of Distributions	—	107,563
Total	740,408	2,145,958
Less Shares Redeemed	(703,375)	(1,222,717)
Net Increase	37,033	923,241

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	40,781	66,253
Shares issued in Reinvestment of Distributions	—	4,840
Total	40,781	71,093
Less Shares Redeemed	(49,336)	(56,389)
Net Increase (Decrease)	(8,555)	14,704
Institutional:
Shares Sold	338,068	1,424,279
Shares issued in Reinvestment of Distributions	—	83,386
Total	338,068	1,507,665
Less Shares Redeemed	(42,503)	(349,851)
Net Increase	295,565	1,157,814
Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	9,331	2,311,336
Shares issued in Reinvestment of Distributions	—	90,711
Total	9,331	2,402,047
Less Shares Redeemed	(195,657)	(977,937)
Net Increase (Decrease)	(186,326)	1,424,110
Institutional:
Shares Sold	1,148,140	2,210,492
Shares issued in Reinvestment of Distributions	—	169,816
Total	1,148,140	2,380,308
Less Shares Redeemed	(908,013)	(11,505,247)
Net Increase (Decrease)	240,127	(9,124,939)
Segall Bryant & Hamill Fundamental International Small Cap Fund
Retail:
Shares Sold	197,501	311,098
Shares issued in Reinvestment of Distributions	—	77,768
Total	197,501	388,866
Less Shares Redeemed	(187,865)	(522,257)
Net Increase (Decrease)	9,636	(133,391)
Institutional:
Shares Sold	564,035	406,165
Shares issued in Reinvestment of Distributions	—	31,077
Total	564,035	437,242
Less Shares Redeemed	(114,590)	(243,495)
Net Increase	449,445	193,747

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	8,284	22,414
Shares issued in Reinvestment of Distributions	6,478	591,612
Total	14,762	614,026
Less Shares Redeemed	(399,168)	(1,380,005)
Net Decrease	(384,406)	(765,979)
Institutional:
Shares Sold	75,488	291,114
Shares issued in Reinvestment of Distributions	910	62,726
Total	76,398	353,840
Less Shares Redeemed	(30,487)	(238,661)
Net Increase	45,911	115,179
Segall Bryant & Hamill Workplace Equality Fund
Retail:
Shares Sold	51,630	157,716
Shares issued in Reinvestment of Distributions	—	35,055
Total	51,630	192,771
Less Shares Redeemed	(80,630)	(321,483)
Net Decrease	(29,000)	(128,712)
Institutional:
Shares Sold	230,239	408,772
Shares issued in Reinvestment of Distributions	410	35,517
Total	230,649	444,289
Less Shares Redeemed	(17,730)	(69,982)
Net Increase	212,919	374,307
Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	470,585	242,589
Shares issued in Reinvestment of Distributions	1,534	2,673
Total	472,119	245,262
Less Shares Redeemed	(161,931)	(41,213)
Net Increase	310,188	204,049
Institutional:
Shares Sold	1,655,151	2,407,028
Shares issued in Reinvestment of Distributions	11,162	19,897
Total	1,666,313	2,426,925
Less Shares Redeemed	(873,208)	(727,324)
Net Increase	793,105	1,699,601
Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	3,684,712	11,077,454
Shares issued in Reinvestment of Distributions	593,266	2,087,145
Total	4,277,978	13,164,599
Less Shares Redeemed	(9,572,153)	(15,768,436)
Net Decrease	(5,294,175)	(2,603,837)
Institutional:
Shares Sold	11,845,892	14,500,177
Shares issued in Reinvestment of Distributions	610,368	1,641,594
Total	12,456,260	16,141,771
Less Shares Redeemed	(6,329,479)	(8,913,026)
Net Increase	6,126,781	7,228,745

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2021	December 31, 2020
Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	326,656	1,391,920
Shares issued in Reinvestment of Distributions	74,246	171,987
Total	400,902	1,563,907
Less Shares Redeemed	(616,979)	(1,417,538)
Net Increase (Decrease)	(216,077)	146,369
Institutional:
Shares Sold	1,651,306	3,029,360
Shares issued in Reinvestment of Distributions	96,156	123,776
Total	1,747,462	3,153,136
Less Shares Redeemed	(367,958)	(1,117,704)
Net Increase	1,379,504	2,035,432
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	1,194,226	1,980,226
Shares issued in Reinvestment of Distributions	29,116	53,913
Total	1,223,342	2,034,139
Less Shares Redeemed	(872,441)	(527,802)
Net Increase	350,901	1,506,337
Institutional:
Shares Sold	4,204,791	8,321,722
Shares issued in Reinvestment of Distributions	184,746	294,130
Total	4,389,537	8,615,852
Less Shares Redeemed	(1,579,880)	(1,218,369)
Net Increase	2,809,657	7,397,483
Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	2,497,475	7,913,358
Shares issued in Reinvestment of Distributions	184,639	419,771
Total	2,682,114	8,333,129
Less Shares Redeemed	(2,799,572)	(4,991,064)
Net Increase (Decrease)	(117,458)	3,342,065
Institutional:
Shares Sold	5,281,325	9,106,046
Shares issued in Reinvestment of Distributions	280,218	535,213
Total	5,561,543	9,641,259
Less Shares Redeemed	(1,606,257)	(3,810,774)
Net Increase	3,955,286	5,830,485

5.	TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund and Segall Bryant & Hamill Workplace Equality Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Prior to May 1, 2021, distributions of net investment income were made quarterly for the Segall Bryant & Hamill Global All Cap Fund and Segall Bryant & Hamill Workplace Equality Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

The tax character of the distributions paid during the periods ended June 30, 2021 and December 31, 2020 were as follows:

			Long-Term
Fund	Period Ended	Ordinary Income	Capital Gains	Tax-Exempt Income
Segall Bryant & Hamill Small Cap Value Fund	06/30/2021	$—	$—	$—
	12/31/2020	2,218,960	1,243,474	—
Segall Bryant & Hamill Small Cap Growth Fund	06/30/2021	—	—	—
	12/31/2020	—	—	—
Segall Bryant & Hamill Small Cap Core Fund	06/30/2021	—	—	—
	12/31/2020	—	—	—
Segall Bryant & Hamill All Cap Fund	06/30/2021	$—	$—	$—
	12/31/2020	246,155	2,029,921	—
Segall Bryant & Hamill Emerging Markets Fund	06/30/2021	—	—	—
	12/31/2020	815,979	—	—
Segall Bryant & Hamill International Small Cap Fund	06/30/2021	—	—	—
	12/31/2020	2,864,036	—	—
Segall Bryant & Hamill Fundamental International Small Cap Fund	06/30/2021	—	—	—
	12/31/2020	—	2,488,723	—
Segall Bryant & Hamill Global All Cap Fund	06/30/2021	76,840	—	—
	12/31/2020	712,975	5,759,690	—
Segall Bryant & Hamill Workplace Equality Fund	06/30/2021	3,059	—	—
	12/31/2020	218,608	212,619	—
Segall Bryant & Hamill Short Term Plus Fund	06/30/2021	132,495	—	—
	12/31/2020	228,429	6,968	—
Segall Bryant & Hamill Plus Bond Fund	06/30/2021	14,064,311	—	—
	12/31/2020	33,783,456	9,823,399	—
Segall Bryant & Hamill Quality High Yield Fund	06/30/2021	1,603,045	—	—
	12/31/2020	2,681,083	—	—
Segall Bryant & Hamill Municipal Opportunities Fund	06/30/2021	—	—	2,471,774
	12/31/2020	841,313	175,694	2,918,318
Segall Bryant & Hamill Colorado Tax Free Fund	06/30/2021	—	—	6,045,018
	12/31/2020	1,510,955	—	10,751,229

As of June 30, 2021, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap	Hamill Emerging
	Value Fund	Growth Fund	Core Fund	Fund	Markets Fund
Tax cost of portfolio investments	$464,373,608	$124,311,732	$32,696,559	$115,174,803	$46,432,493
Gross unrealized appreciation	135,671,830	51,078,877	17,328,736	80,569,192	12,927,913
Gross unrealized depreciation	(15,494,123)	(4,930,935)	(376,729)	(1,096,596)	(2,251,094)
Net unrealized appreciation on portfolio investments	$120,177,707	$46,147,942	$16,952,007	$79,472,596	$10,676,819

		Segall Bryant
	Segall Bryant	& Hamill
	& Hamill	Fundamental	Segall Bryant &	Segall Bryant &
	International	International	Hamill Global All	Hamill Workplace
	Small Cap Fund	Small Cap Fund	Cap Fund	Equality Fund
Tax cost of portfolio investments	$180,222,862	$46,190,707	$28,641,647	$19,779,578
Gross unrealized appreciation	36,051,682	20,812,849	7,275,819	5,130,897
Gross unrealized depreciation	(9,196,501)	(1,243,423)	(170,833)	(177,327)
Net unrealized appreciation on portfolio investments	$26,855,181	$19,569,426	$7,104,986	$4,953,570

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

				Segall Bryant &
	Segall Bryant	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	& Hamill Short	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Term Plus Fund	Fund	High Yield Fund	Fund	Tax Free Fund
Tax cost of portfolio investments	$37,153,563	$1,052,847,453	$87,184,769	$197,011,152	$483,944,991
Gross unrealized appreciation	461,391	53,653,440	3,330,413	7,457,995	23,589,799
Gross unrealized depreciation	(381,886)	(7,927,855)	(353,321)	(191,439)	(1,373,035)
Net unrealized appreciation on portfolio investments	$79,505	$45,725,585	$2,977,092	$7,266,556	$22,216,764

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2020, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap	Hamill Emerging
	Value Fund	Growth Fund	Core Fund	Fund	Markets Fund
Tax cost of portfolio investments	$306,846,263	$75,127,902	$31,768,649	$106,122,733	$39,855,714
Gross unrealized appreciation	91,261,901	45,814,624	15,259,988	61,535,501	10,003,166
Gross unrealized depreciation	(13,239,960)	(1,551,422)	(644,433)	(1,267,355)	(1,891,551)
Net unrealized appreciation on portfolio investments	$78,021,941	$44,263,202	$14,615,555	$60,268,146	$8,111,615

		Segall Bryant
	Segall Bryant	& Hamill
	& Hamill	Fundamental	Segall Bryant &	Segall Bryant &
	International	International	Hamill Global All	Hamill Workplace
	Small Cap Fund	Small Cap Fund	Cap Fund	Equality Fund
Tax cost of portfolio investments	$161,755,281	$29,198,519	$30,181,557	$17,346,788
Gross unrealized appreciation	29,871,949	20,631,597	4,575,485	3,159,555
Gross unrealized depreciation	(8,812,194)	(1,051,204)	(192,308)	(169,561)
Net unrealized appreciation on portfolio investments	$21,059,755	$19,580,393	$4,383,177	$2,989,994

				Segall Bryant &
	Segall Bryant	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	& Hamill Short	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Term Plus Fund	Fund	High Yield Fund	Fund	Tax Free Fund
Tax cost of portfolio investments	$25,909,545	$1,028,294,801	$76,329,938	$156,598,552	$425,281,107
Gross unrealized appreciation	257,505	76,700,182	3,468,917	4,792,734	17,794,868
Gross unrealized depreciation	(128,715)	(4,262,476)	(285,340)	(134,862)	(1,129,331)
Net unrealized appreciation on portfolio investments	$128,790	$72,437,706	$3,183,577	$4,657,872	$16,665,537

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

As of December 31, 2020, the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &	Segall Bryant &
	Hamill Small Cap	Hamill Small Cap	Hamill Small Cap	Hamill All Cap	Hamill Emerging
	Value Fund	Growth Fund	Core Fund	Fund	Markets Fund
Undistributed ordinary income	$79,582	$—	$115,305	$—	$201,152
Undistributed long term capital gains	—	—	1,695,032	5,267,490	—
Accumulated capital and other losses	(16,272,489)	(58,813,713)	—	—	(2,453,084)
Net unrealized appreciation on investments	78,021,941	44,263,202	14,615,555	60,268,146	8,111,615
Other temporary differences	(57,437)	(32,201)	—	—	—
Total accumulated earnings (deficit)	$61,771,597	$(14,582,712)	$16,425,892	$65,535,636	$5,859,683

		Segall Bryant
	Segall Bryant	& Hamill
	& Hamill	Fundamental	Segall Bryant &	Segall Bryant &	Segall Bryant
	International	International	Hamill Global All	Hamill Workplace	& Hamill Short
	Small Cap Fund	Small Cap Fund	Cap Fund	Equality Fund	Term Plus Fund
Undistributed ordinary income	$1,779,096	$527,623	$550,052	$86,502	$15,289
Undistributed long term capital gains	—	2,541,039	81,204	301,928	—
Accumulated capital and other losses	(97,338,839)	—	—	—	—
Net unrealized appreciation on investments	21,059,755	19,580,393	4,383,177	2,989,994	128,790
Other temporary differences	—	(28,849)	(26,467)	(27,807)	—
Total accumulated earnings (deficit)	$(74,499,988)	$22,620,206	$4,987,966	3,350,617	$144,079

			Segall Bryant &
	Segall Bryant &	Segall Bryant &	Hamill Municipal	Segall Bryant &
	Hamill Plus Bond	Hamill Quality	Opportunities	Hamill Colorado
	Fund	High Yield Fund	Fund	Tax Free Fund
Undistributed ordinary income	$290,856	$7,246	$—	$—
Undistributed tax-exempt income	—	—	64,069	—
Undistributed long term capital gains	1,264,663	—	441,730	—
Accumulated capital and other losses	—	(9,175,505)	(150,896)	(1,392,397)
Net unrealized appreciation on investments	72,437,706	3,183,577	4,657,872	16,665,537
Other temporary differences	(223,469)	(28,357)	—	(26,296)
Total accumulated earnings (deficit)	$73,769,756	$(6,013,039)	$5,012,775	$15,246,844

Other Temporary Differences is primarily related to deferred Trustee compensation.

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2020, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund	$9,748,622	$6,523,867
Segall Bryant & Hamill Small Cap Growth Fund	58,813,713	—
Segall Bryant & Hamill Emerging Markets Fund	2,064,124	388,960
Segall Bryant & Hamill International Small Cap Fund	65,090,815	32,248,024
Segall Bryant & Hamill Quality High Yield Fund	77,552	9,097,953
Segall Bryant & Hamill Colorado Tax Free Fund	1,392,397	—

As a result of the acquisition of the Segall Bryant & Hamill Small Cap Value Dividend Fund, the Segall Bryant & Hamill Small Cap Value Fund acquired $8,227,345 and $5,129,271 of short-term and long-term capital loss carry forwards, respectively, which are available to offset current and future capital gains. In addition, as a result of a change in control due to the merger, $242,622 of the Segall Bryant & Hamill Small Cap Value Fund’s capital losses are subject to an annual limitation of $64,478 (prorated in the initial year) under IRC Section 382.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

6.	INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

On January 25, 2021, Segall Bryant & Hamill, LLC (the “Adviser”) entered into an agreement pursuant to which 100% of the equity of the Adviser was to be acquired by CI US Holdings Inc. (the “Transaction”). The completion of the Transaction occurred on April 30, 2021. The Transaction was deemed to result in an “assignment” within the meaning of the 1940 Act. As a result, the Board of Trustees had approved an interim advisory agreement between the Adviser and the Trust, on behalf of each Fund (the “Interim Agreement”), at a meeting held on February 17, 2021. Prior to April 30, 2021, the Trust had entered into an advisory agreement (which had been approved by the Trust’s Board of Trustees) with the Adviser for all Funds.

During the period June 10, 2021 and August 19, 2021, shareholders approved a new advisory agreement with the Adviser for all Funds. Pursuant to the current advisory agreement, the prior advisory agreement and the Interim Agreement with the Trust, the Adviser is entitled to an investment advisory fee, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill Fundamental International Small Cap Fund	1.00%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Workplace Equality Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the six months ended June 30, 2021, the Adviser and Ultimus received $160,108 and $407,692, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

Until at least April 30, 2022, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below:

Fund	Retail Class	Institutional Class
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%
Segall Bryant & Hamill Emerging Markets Fund	1.38%	1.23%
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%
Segall Bryant & Hamill Fundamental International Small Cap Fund	1.25%	1.10%
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%
Segall Bryant & Hamill Workplace Equality Fund	0.89%	0.74%
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%

These amounts are not subject to recapture in future periods.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trustees have appointed a Chief Compliance Officer who is also the Treasurer of the Trust and an employee of the Adviser. The Trustees agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of June 30, 2021 is $841,773.

7.	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of June 30, 2021:

Segall Bryant & Hamill Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$584,551,315	$—	$—	$584,551,315
Total	$584,551,315	$—	$—	$584,551,315

Segall Bryant & Hamill Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$170,459,674	$—	$—	$170,459,674
Total	$170,459,674	$—	$—	$170,459,674

Segall Bryant & Hamill Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,648,566	$—	$—	$49,648,566
Total	$49,648,566	$—	$—	$49,648,566

Segall Bryant & Hamill All Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$194,647,399	$—	$—	$194,647,399
Total	$197,647,399	$—	$—	$197,647,399

Segall Bryant & Hamill Emerging Markets Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$16,295,906	$39,240,080	$484,180	*	$56,020,166
Preferred Stocks	443,034	645,351	—		1,088,385
Warrants	761	—	—		761
Total	$16,739,701	$39,885,431	$484,180	*	$57,109,312

Segall Bryant & Hamill International Small Cap Fund

	Level 1	Level 2	Level 3		Total
Common Stocks	$33,757,423	$172,320,936	$127,469	*	$206,205,828
Preferred Stocks	872,215	—	—		872,215
Total	$34,629,638	$172,320,936	$127,469		$207,078,043

Segall Bryant & Hamill Fundamental International Small Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,306,776	$30,453,357	$—	$65,760,133
Total	$35,306,776	$30,453,357	$—	$65,760,133
Other Financial Instruments**
Forward Foreign Currency Contracts, Unrealized Gain	$—	$598,047	$—	$598,047
Forward Foreign Currency Contracts, Unrealized Loss	—	(692,009)	—	(692,009)
Total	$—	$(93,962)	$—	$(93,962)

Segall Bryant & Hamill Global All Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,089,501	$10,657,132	$—	$35,746,633
Total	$25,089,501	$10,657,132	$—	$35,746,633

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

Segall Bryant & Hamill Workplace Equality Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,733,148	$—	$—	$24,733,148
Total	$24,733,148	$—	$—	$24,733,148

Segall Bryant & Hamill Short Term Plus Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$32,646,943	$—	$32,646,943
Municipal Bonds	—	1,660,460	—	1,660,460
Asset Backed Securities	—	134,961	—	134,961
Commercial Mortgage-Backed Securities	—	892,512	—	892,512
U.S. Government & Agencies	—	485,476	—	485,476
U.S. Treasury Bonds & Notes	—	1,412,716	—	1,412,716
Total	$—	$37,233,068	$—	$37,233,068

Segall Bryant & Hamill Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$574,181,355	$—	$574,181,355
Municipal Bonds	—	100,535,747	—	100,535,747
Asset Backed Securities	—	28,556,089	—	28,556,089
Mortgage-Backed Securities Passthrough	—	227,562,301	—	227,562,301
Residential Mortgage-Backed Securities	—	3,958,909	—	3,958,909
Commercial Mortgage-Backed Securities	—	9,672,096	—	9,672,096
U.S. Treasury Bonds & Notes	—	154,106,541	—	154,106,541
Total	$—	$1,098,573,038	$—	$1,098,573,038

Segall Bryant & Hamill Quality High Yield Fund

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$90,161,861	$—	$90,161,861
Total	$—	$90,161,861	$—	$90,161,861

Segall Bryant & Hamill Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$200,278,596	$—	$200,278,596
Corporate Bonds	—	3,999,112	—	3,999,112
Total	$—	$204,277,708	$—	$204,277,708

Segall Bryant & Hamill Colorado Tax Free Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$506,161,755	$—	$506,161,755
Total	$—	$506,161,755	$—	$506,161,755

*	Includes securities that have been fair valued at $0.

**	Other financial instruments are derivative financial instruments not reflected in the Statements of Investments. These forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

The following is a reconciliation of Level 3 instruments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2021:

Segall Bryant & Hamill Emerging Markets Fund

					Change in
	Balance as of				Unrealized			Balance as of
	December 31,	Net		Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2020	Purchases	Net Sales	Gains	(Depreciation)	Level 3	of Level 3	2021
Common Stocks	$6,371	$—	$—	$—	$189	$477,620	$—	$484,180

Segall Bryant & Hamill International Small Cap Fund

		Net
		Purchases/			Change in
	Balance as of	Received in			Unrealized			Balance as of
	December 31,	Corporate		Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2020	Action	Net Sales	Gains	(Depreciation)	Level 3	of Level 3	2021
Common Stocks	$283,839	$—	$—	$—	$(156,370)	$—	$—	$127,469

Segall Bryant & Hamill Fundamental International Small Cap Fund

		Net
		Purchases/				Change in
	Balance as of	Received in				Unrealized			Balance as of
	December 31,	Corporate			Realized	Appreciation	Transfer Into	Transfer Out	June 30,
Asset Type	2020	Action	Net Sales	Paydowns	Gains	(Depreciation)	Level 3	of Level 3	2021
Common Stocks	$98,020	$—	$—	$—	$—	$—	$—	$(98,020)	$—

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

					Impact to
	Fair Value as of	Valuation	Unobservable		Valuation from an
	June 30, 2021	Technique	Input(1)	Value/Range	Increase in Input(2)
Segall Bryant & Hamill Emerging Markets Fund	$6,560	Adjusted trade price	Discount Factor	0.11%	Decrease
	477,620	Last trade price(3)	N/A	N/A	N/A
Segall Bryant & Hamill International Small Cap Fund	$127,469	Adjusted trade price	Discount Factor	50%	Decrease

(1)	The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

(3)	Security is categorized within Level 3 because trading in the security has been halted since April 2021.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the co-administrators will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.

8.	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Segall Bryant & Hamill Fundamental International Small Cap Fund may purchase or sell foreign currencies on a “spot” or cash basis at the prevailing rate in the foreign currency exchange market to settle investment transactions in the proper currency. In addition, this Fund may purchase or sell forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the investment team’s targets, which consider the currency weightings within the Fund’s benchmark index.

When entering into a spot or forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. These contracts are valued at each portfolio valuation, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the contractual rates at the dates of entry into the contracts and the spot or forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized gains and losses and change in unrealized appreciation and depreciation are included in the Statements of Operations. These instruments involve credit risk and market risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency exchange rates.

The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.

During the six months ended June 30, 2021, the Fund had average forward foreign currency contract values to buy and sell of $27,289,591 and $21,423,466, respectively.

The effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2021 is as follows:

Segall Bryant & Hamill Fundamental International Small Cap Fund

	Asset Derivatives		Liability Derivatives
	Statement of Assets and		Statement of Assets and
Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Unrealized gain on forward foreign currency contracts	$598,047	Unrealized loss on forward foreign currency contracts	$(692,009)
Total		$598,047		$(692,009)

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Segall Bryant & Hamill Funds	Notes to Financial Statements
June 30, 2021 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2021 is as follows:

Segall Bryant & Hamill Fundamental International Small Cap Fund

			Change in
			Unrealized
			Appreciation
		Realized Losses	(Depreciation)
		on Derivatives	on Derivatives
		Recognized in	Recognized in
Risk Exposure	Statement of Operations Location	Income	Income
Forward Foreign Currency Contracts (Foreign Exchange Rate Risk)	Realized and unrealized gain (loss) on forward foreign currency contracts	$(765,610)	$131,310
Total		$(765,610)	$131,310

9.	PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2021 excluding long-term U.S. government securities and short-term investments were as follows:

	Purchases of	Proceeds from Sales
Fund	Securities	of Securities
Segall Bryant & Hamill Small Cap Value Fund	$236,863,509	$100,885,902
Segall Bryant & Hamill Small Cap Growth Fund	64,467,990	25,880,102
Segall Bryant & Hamill Small Cap Core Fund	11,357,372	15,363,927
Segall Bryant & Hamill All Cap Fund	34,631,888	32,905,383
Segall Bryant & Hamill Emerging Markets Fund	29,689,283	26,864,077
Segall Bryant & Hamill International Small Cap Fund	116,934,206	113,273,416
Segall Bryant & Hamill Fundamental International Small Cap Fund	29,548,369	20,631,812
Segall Bryant & Hamill Global Large Cap Fund	6,128,079	9,185,402
Segall Bryant & Hamill Workplace Equality Fund	7,309,847	6,051,911
Segall Bryant & Hamill Short Term Plus Fund	18,789,071	6,953,672
Segall Bryant & Hamill Plus Bond Fund	139,411,656	102,841,273
Segall Bryant & Hamill Quality High Yield Fund	25,532,510	15,356,949
Segall Bryant & Hamill Municipal Opportunities Fund	82,643,249	41,291,361
Segall Bryant & Hamill Colorado Tax Free Fund	113,097,912	49,435,319

	Purchase of	Proceeds from
	Long Term U.S.	Sales of Long Term
	Government	U.S. Government
Fund	Obligations	Obligations
Segall Bryant & Hamill Short Term Plus Fund	$527,326	$106,491
Segall Bryant & Hamill Plus Bond Fund	229,617,838	247,682,519

10.	INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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Segall Bryant & Hamill Funds	Liquidity Risk Management Program
June 30, 2021 (Unaudited)

The Segall Bryant & Hamill Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) as consistent with Rule 22e-4 to govern the Trust’s approach to managing liquidity risk for each Fund. The Program is overseen by Segall Bryant & Hamill, LLC (the “Adviser”). The Trust’s Board of Trustees (the “Board”) has approved the designation of the Adviser to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Adviser’s assessment of the relative liquidity under current market conditions.

At a meeting of the Board held on May 21, 2021, the Adviser provided a report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness of the Program, including any material changes to the Program for the annual period ended March 31, 2021 (“Reporting Period”). The Report concluded that the Trust’s Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the Program during the Reporting Period. The Report further concluded that each Fund’s investment strategies continue to be appropriate given each Fund’s status as an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each of the Funds, including liquidity risks presented by each Fund’s investment portfolio, is found in the Trust’s Prospectus and Statement of Additional Information.

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Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

At its meeting held on February 17, 2021, the Board of Trustees (the “Board”) of Segall Bryant & Hamill Trust (the “Trust”) recalled the discussions held at its November 18, 2020 and January 26, 2021 meetings, to evaluate, among other things, the proposed acquisition of Segall Bryant & Hamill, LLC (the “Adviser”) by CI Financial Corp. (“CI Financial”) (the “Transaction”), and to determine whether approving the Investment Advisory Agreement between Segall Bryant & Hamill and the Trust on behalf of each series of the Trust (each a “Fund” and collectively the “Funds”) (the “New Agreement”) would be in the best interests of that Fund’s shareholders. At these meetings and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by its independent legal counsel.

In their consideration of the New Agreement for each Fund, the Board and its counsel reviewed materials furnished by SBH and CI Financial, and communicated with senior representatives of SBH and CI Financial regarding personnel, operations and financial condition. The Board also reviewed the material terms of the Transaction and the New Agreement, and considered their possible effects on each Fund and its shareholders.

During these meetings, the representatives of SBH and CI Financial indicated their belief that the Transaction would not adversely affect the continued operation of any Fund and described the ability of SBH to provide the same level of advisory services to any Fund before and after the consummation of the Transaction. Those representatives indicated that they believed that the Transaction may provide certain benefits to one or more Funds, but also indicated that there could be no assurance as to any particular benefits that may result. In connection with the Board’s recommendation that shareholders of each Fund approve the New Agreement, the Board considered, among others, the following factors, but without identifying any single factor as all-important or controlling:

(i) the assurances from SBH and CI Financial that the manner in which each Fund’s assets are managed will not change in any material manner, that the personnel who currently manage each Fund’s assets will remain substantially the same after the Transaction, and that there is not expected to be any diminution in the nature, quality and extent of services provided to any Fund;

(ii) the fact that the material terms of the New Agreement are the same in all material respects to the material terms of the Current Agreement, except that the New Agreement incorporates certain additional provisions that memorialize and make explicit certain functions and duties of the Adviser that were implicit in the Current Agreement, and incorporates certain regulatory requirements that have gone into effect since the Current Agreement went into effect;

(iii) the agreement by SBH to cause each Fund’s current contractual fee waiver/expense reimbursement arrangement to continue through at least April 30, 2023;

(iv) the history, reputation, qualifications and background of SBH and CI Financial and their respective key personnel;

(v) the fact that shareholders of each Fund will not bear any costs in connection with the Transaction, insofar as SBH has agreed to pay such expenses, including proxy solicitation expenses;

(vi) other information provided by representatives of SBH and CI Financial regarding the anticipated impact of the Transaction, including with respect to the operational, administrative and compliance services expected to be provided to the Funds; and

(vii) other factors described in greater detail below.

At the Board of Trustees’ meeting on November 18, 2020, SBH informed the Trustees that it had initiated the process of speaking with potential strategic partners. In response to queries at the time from the Board, SBH indicated that its objectives in pursuing a strategic partnership were, among other things, identifying a like-minded partner with aligned client and firm interests.

While the Board was not a party to the discussions between SBH and other potential strategic partners, the Board was notified in advance of the special January 26, 2021 meeting that CI Financial had emerged as the key candidate. In response to queries from the Board, SBH indicated its belief that a potential partnership with SBH would meet many of the criteria previously articulated.

In anticipation of the Board of Trustees’ meetings on October 22, 2020, November 18, 2020, and January 26, 2021, and February 17, 2021, and as part of the process to consider the New Agreement with respect to each Fund, legal counsel to the Independent Trustees requested certain information from SBH. In response to these requests, the Independent Trustees received reports from SBH and CI Financial that addressed specific factors to be considered by the Board. The Board also received from counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of advisory contracts in general, as well as with respect to the New Agreement.

As part of its evaluation of the New Agreement, the Board received and considered information from SBH regarding the general plans and intentions regarding each Fund. The Board also inquired about the plans for, and anticipated roles and responsibilities of, the employees and officers of SBH in connection with the Transaction, including the anticipated senior management structure following the Closing Date. The Independent Trustees met to consider SBH’s and CI Financials’ recommendations in favor of recommending shareholder approval of the New Agreement with respect to each Fund. During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had

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Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to approve the New Agreement. Based on its evaluation, the Board unanimously concluded that the terms of the New Agreement were reasonable and fair and that its approval was in the best interests of each Fund and its shareholders.

In approving SBH as investment adviser, and the fees to be charged under the New Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the New Agreement. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board, but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the New Agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to each Fund under the New Agreement. The Trustees reviewed, among other items, certain background materials supplied by SBH, including its Form ADV.

The Board reviewed and considered SBH’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by SBH, and reviewed the qualifications, backgrounds and responsibilities of the management teams to be primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by SBH, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of each Fund. The Board also reviewed accompanying compliance-related materials with respect to the Trust, and not a particular Fund, and noted that they received reports on these services and compliance issues from Trust officers and SBH periodically throughout the year.

Investment Advisory Fee Rate

The Board considered certain information provided regarding the contractual investment advisory fee rate to be paid by each Fund, including comparisons against the fee rates of funds in peer groups selected by an independent provider of investment company data. The Board noted that the contractual investment advisory fee rates for each Fund were below or near their respective peer group medians.

The Board noted that the All Cap Fund’s management fee of 0.65% was in the second quartile with respect to the institutional class of the Fund’s peer group and the first quartile with respect to the retail class of the Fund’s peer group.

The Board noted that the Small Cap Value Fund’s management fee of 0.80% was in the in the third quartile with respect to the institutional class of the Fund’s peer groups and second quartile with respect to the retail class of the Fund’s peer groups.

The Board noted that the Small Cap Core Fund’s management fee of 0.80% was in the third quartile with respect to each class of the Fund’s respective peer groups.

With respect the Small Cap Growth Fund, the Fund’s management fee of 0.65% was in the first quartile with respect to each class of the Fund’s respective peer groups.

The Board noted that the Global All Cap Fund’s management fee of 0.65% was in the second quartile with respect to each class of the Fund’s respective peer groups.

The Board noted that the International Small Cap Fund’s management fee of 0.90% was in the second quartile for both classes with respect to their peer groups.

The Board noted that the Fundamental International Small Cap Fund’s management fee of 1.00% was in the third quartile with respect to each class of the Fund’s respective peer groups.

The Workplace Equality Fund’s management fee of 0.65% was in the second quartile with respect to both the institutional and retail class of the Fund’s respective peer groups.

The Emerging Markets Fund’s management fee of 0.90% was in the second quartile of the Fund’s institutional class peer group and first quartile of the retail class peer group.

The Board noted that the Short Term Plus Fund’s management fee of 0.25% was in the first quartile of each class of the Fund’s respective peer groups.

With respect to the Plus Bond Fund, the Board noted that the Fund’s management fee of 0.35% was in the second quartile with respect to the Fund’s respective peer group.

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Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

The Board noted that the Quality High Yield Fund’s management fee of 0.45% was in the first quartile of each class of the Fund’s respective peer groups.

The Board noted that the Municipal Opportunities Fund’s management fee of 0.35% was in the first quartile of each class of the Fund’s respective peer groups.

With respect to the Colorado Tax Free Fund, the Board noted that the Fund’s management fee of 0.35% was in the first quartile of each class of the Fund’s respective peer groups.

Expense Ratios

The All Cap Fund’s total net expense ratio of 0.84% for the Fund’s institutional class and 0.99% for the Fund’s retail class were in the second quartile with respect to each class of the Fund’s respective peer groups.

The Small Cap Value Fund’s total net expense ratio of 0.99% for the Fund’s institutional class and 1.14% for the fund’s retail class were in the first quartile with respect to each class of its peer groups.

The Small Cap Core Fund’s total net expense ratio of 0.99% for the Fund’s institutional class and 1.14% for the Fund’s retail class were in the second and first quartile, respectively, of their peer groups.

The Emerging Markets Fund’s total net expense ratios of 1.23% for the Fund’s institutional class and 1.38% for the Fund’s retail class were each in the third and second quartile, respectively, of their respective peer groups.

The Small Cap Growth Fund’s total net expense ratios of 0.98% for the Fund’s institutional class and 1.12% for the Fund’s retail class were in the first quartile of their peer groups.

With respect to the International Small Cap Fund, the Fund’s total net expense ratios of 1.03% for the Fund’s institutional class and 1.18% for the Fund’s retail class were in the first quartile of their peer groups.

The Fundamental International Small Cap Fund’s total net expense ratios of 1.10% for the Fund’s institutional class and 1.25% for the Fund’s retail class were in the third and first quartiles, respectively of their peer funds categories.

With respect to the Global All Cap Fund, the Board noted that the Fund’s total net expense ratios of 0.74% for the Fund’s institutional class and 0.89% for the Fund’s retail class were in the first quartile of their respective peer groups.

For the Workplace Equality Fund, the Board noted that the Fund’s total net expense ratios of 0.74% for the Fund’s institutional class and 0.89% for the Fund’s retail class were in the first quartile of their peer groups.

The Board noted that the Short Term Plus Fund’s total net expense ratios of 0.40% for the Fund’s institutional class and 0.49% for the Fund’s retail class were in the first quartile of their respective peer groups.

With respect to the Plus Bond Fund, the Board noted that the Fund’s total net expense ratios of 0.40% for the Fund’s institutional class and 0.55% for the Fund’s retail class were both in the first quartile of their respective peer groups.

The Board noted that the Quality High Yield Fund’s total net expense ratios of 0.70% for the Fund’s institutional class and 0.85% for the Fund’s retail class were in the first quartile of their respective peer groups.

The Board noted that the Municipal Opportunities Fund’s total net expense ratios of 0.50% for the Fund’s institutional class and 0.65% for the Fund’s retail class were in the third quartile and first quartile, respectively, of their respective peer groups.

With respect to the Colorado Tax Free Fund, the Board noted that the Fund’s total net expense ratio of 0.50% for the Fund’s institutional class and 0.65% for the Fund’s retail class were in the first quartile of their peer groups.

Investment Performance

The Board reviewed performance information provided in connection with the October 22, 2020, meeting for each Fund for the three-month, one-, three-, five- and ten-year (as applicable) date periods ended June 30, 2020. Where applicable, the review included a comparison of each Fund’s performance to the performance of a group of comparable funds selected by an independent provider of research data.

With respect to the All Cap Fund, the Board noted that the Fund’s average annual performance over the one-, three-, and five- year periods was in the first quartile for the institutional class with respect to its peer group and for the retail class, the first quartile for the three-month period and period since its inception on December 9, 2019 with respect to its peer group.

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Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

With respect to the Small Cap Value Fund, the Board noted that the Fund’s average annual performance was in the first quartile of its peer group over the one- and three-, and five- year periods as well as the period since its inception on July 31, 2013 for the institutional class. The Board also noted that due to the relatively short period since the inception of the retail class of the Fund on December 9, 2019, only performance information for the three-month and since inception periods were available. The Board then noted that the retail class of the Fund was in the third quartile of its peer group for the three-month period and the first quartile of its peer group for the period since its inception.

With respect to the Small Cap Core Fund, the Board noted that the Fund only has three-month performance information due to the Fund’s inception on December 31, 2019 and is in the second quartile for the three-month performance and the first quartile for the since inception period for the institutional class and first quartile for the three-month and since inception periods for the retail class of their respective peer groups.

With respect to the Emerging Markets Fund, the Board noted that the institutional class of the Fund’s average annual performance was in the third quartile for the one-year period, the second quartile for the three-year period and the first quartile for the five-year period, and the period since its inception on June 30, 2011 with respect to its peer group. With respect to the retail class of the Fund, the Board noted the average annual performance for the one-, three-, and five-year periods, and the period since the Fund’s inception on June 30, 2014 were in the third quartile of their respective peer groups.

With respect to the Small Cap Growth Fund, the Board noted that each class of the Fund’s average annual performance was in the first quartile of their respective peer groups over the one- and five-year periods as well as the period since the Fund’s inception on December 20, 2013, and the second quartile for the three-year periods of their respective peer groups.

The Board noted that the average annual performance of the institutional class of the International Small Cap Fund was in the third quartile with respect to its peer group for the one- and five- year periods and the period since its inception on May 31, 2011, and the fourth quartile with respect to its peer group for the three-year period. With respect to the retail class, the Board noted that the Fund was in the third quartile with respect to its peer group over the one- and three-year periods, the second quartile with respect to its peer group for the five-year period, and the first quartile with respect to its peer group for the period since its inception on June 30, 2014.

The Board noted that the average annual performance of the institutional class of the Fundamental International Small Cap Fund was in the third quartile with respect to its peer group for the one-year period, the first quartile with respect to its peer group for the three-year period and the second quartile with respect to its peer group for the period since the Fund’s inception on April 29, 2016. For the retail class, the Board noted the Fund was in the second quartile of its peer group for the one-year period, the first quartile of its peer group for the three-and five-year periods, and the third quartile of its peer group for the ten-year period.

With respect to the Global All Cap Fund, the Board noted that the average annual performance for each class of the Fund was in the second quartile of their peer groups over the three-year period and in the first quartile of their respective peer groups over the one- and five-year periods. For the ten-year period, the Board noted the institutional class was in the second quartile and the retail class in the first quartile of their respective peer groups.

With respect to the Workplace Equality Fund, the Board noted both classes of the Fund were in the first quartile of their peer groups for the three- and ten-year periods and the second quartile of their peer groups for the five- year period. For the one-year period, the Board noted the institutional class was in the third quartile and the retail class was in the second quartile of its peer group. The Board also noted the implementation of the Fund’s new strategy in May 2019 and focused on the one-year performance as such performance was relevant to the Fund’s new strategy.

The Board noted that due to the relatively short period since the Short Term Plus Fund’s inception in December 2018, only three-month, one-year, and since inception performance information was available for the Fund, but that the average annual performance for each class of the Fund was in the fourth quartile of their respective peer funds categories for each such period.

The Board noted that the average annual performance of each class of the Plus Bond Fund was in the second quartile of its peer group over the one-year period, and the first quartile of its peer group for the three- and five-year periods. For the institutional class, the Board noted the Plus Bond Fund was in the third quartile of its peer group, and the retail class was in the second quartile of its peer group over the ten-year period.

With respect to the Quality High Yield Fund, the Board noted that the average annual performance of each class of the Fund was in the first quartile of their respective peer groups over the one-, three-, five-, and ten-year periods.

With respect to the Municipal Opportunities Fund, the Board noted that the average annual performance of each class of the Fund was in the first quartile of their respective peer groups for the one- and three year periods, as well as the period since the Fund’s inception on December 16, 2016.

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Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

The Board noted that the average annual performance of the Colorado Tax Free Fund’s institutional class was in the second and first quartiles with respect to its peer group over the one- and three-year periods and the first quartile with respect to its peer group for the period since its inception on April 29, 2016. For the retail class, the Board noted he Fund was in the second quartile of its peer group for the one-year period, the first quartile of its peer group for the three- and five- year periods, and the third quartile of its peer group for the ten-year period.

The Board also considered each of SBH’s performance and reputation generally and their investment techniques, risk management controls and decision-making processes.

Comparable Accounts

The Board received and considered certain information provided by SBH regarding fees charged and types of services provided to certain of its other clients utilizing strategies similar to those employed or to be employed for the Funds. In particular, the Board received information regarding the typical fee rates and associated breakpoints used by SBH for its strategies.

The Board also noted the limitations of these comparisons given the differences in terms of strategy and processes, but determined that, based on the information presented, the comparable account fee rates were not indicative of any unreasonableness with respect to the advisory fee rates to be payable by the Funds in question.

Adviser Profitability

The Board received a detailed projected profitability analysis prepared by SBH based on the fees payable under the New Agreement. The Board was also provided with SBH’s audited financial information as well as information regarding SBH’s other revenue streams and potential liabilities. The Board also considered SBH’s statements regarding its commitment to the Funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Other Benefits

The Board also reviewed and considered any other benefits derived or to be derived by SBH from its relationship with each Fund, including soft dollar arrangements and publicity related to the Funds.

Conclusions

Taking into account the information considered by the Board at its meetings, the Trustees, including all of the Independent Trustees, concluded that:

●	The nature, extent and quality of services to be rendered by SBH under the New Agreement were adequate;

●	Each Fund’s management fee rate was lower than its peer group median, except for each class of the Small Cap Core Fund and the Fundamental International Small Cap Fund, which were each in the third quartile of their peer groups and therefore higher than their peer group medians;

●	The annual total net expense ratio for each class of each Fund was lower than their peer group medians, except for the Institutional class of the Emerging Markets Fund, the Fundamental International Small Cap Fund, and the Municipal Opportunities Fund, which were each in the third quartile of their peer groups and therefore higher than their peer group medians;

●	The Board noted that due to the relatively short period of time since the inception of the Small Cap Core Fund and the retail class of the All Cap Fund and the Small Cap Value Fund, only performance information for the three-month periods was available, but that for the three-month period, each class of the Small Cap Core Fund and the retail class of the All Cap Fund outperformed their peer group medians, and the retail class of the Small Cap Value Fund was in the third quartile of its peer group and therefore underperformed its peer group median.

●	With respect to one-year performance of the institutional class of each of the Funds, as applicable, each Fund outperformed its peer group median, except for the Workplace Equality Fund, International Small Cap Fund, Fundamental International Small Cap Fund and the Emerging Markets Fund, which were in the third quartile of their peer groups, as well as the Short Term Plus Fund, which was in the fourth quartile of its peer group, and therefore each underperformed their peer group medians;

●	With respect to the one-year performance of the retail class of each of the Funds, each applicable Fund outperformed its peer group median, except for the Emerging Markets Fund and the International Small Cap Fund which were both in the third quartile of their peer groups, and the Short Term Plus Fund, which was in the fourth quartile of its peer group, and therefore each of these Funds underperformed their peer group medians;

Semi-Annual Report | June 30, 2021 |	159

Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

●	With respect to three-year performance of the institutional class of each of the Funds, each applicable Fund outperformed its peer group median, except for the International Small Cap Fund, which was in the fourth quartile of its peer group, and therefore underperformed its peer group median.

●	With respect to the three-year performance of the retail class of each of the Funds, each applicable Fund outperformed its peer group median, except for the International Small Cap Fund and Emerging Markets Fund, which were each in the third quartile of their peer groups and therefore underperformed their peer group medians.

●	With respect to the five-year performance of the institutional class of each of the Funds, each applicable Fund outperformed its peer group median, except for the International Small Cap Fund, which was in the third quartile of its peer group and therefore underperformed its peer group median.

●	With respect to the five-year performance of the retail class of each of the Funds, each applicable Fund outperformed its peer group median, except for the Emerging Markets Fund, which was in the third quartile of its peer group and therefore underperformed its peer group median.

●	For the ten-year performance of the institutional class of each of the Funds, each applicable Fund outperformed its peer group median, except for the Plus Bond Fund, which was in the third quartile of its peer group and therefore underperformed its peer group median.

●	With respect to the ten-year performance of the retail class of each of the Funds, each applicable Fund outperformed its peer group median except for the Fundamental International Small Cap Fund, which was in the fourth quartile of its peer group, and therefore underperformed its peer group median.

●	Bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to certain of SBH’s other clients employing strategies comparable to those of certain of the Funds, as applicable, were not indicative of any unreasonableness with respect to the advisory fee rates anticipated to be payable by each Fund;

●	The projected profit, if any, expected to be realized by SBH in connection with its management of the Funds would not be unreasonable; and

●	To the extent available, the Funds could be expected to share in economies of scale to be realized by SBH.

Based on its evaluation of the aforementioned considerations, and taking into account the Transaction-specific factors enumerated above, the Board unanimously voted to approve the New Agreement for each Fund, and to recommend to the shareholders of each Fund that they approve the New Agreement.

Board Consideration of the Interim Agreement

In approving the Interim Agreement, the Trustees, including the Independent Trustees, considered the following factors with respect to the Funds:

Compensation: The compensation to be received under the Interim Agreement is the same compensation as is being received under the Current Agreement; and

Scope and Quality of the Services: The scope and quality of services under the Interim Agreement are the same as those under the Current Agreement.

After further discussion, and based upon all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board unanimously determined that entering into the Interim Agreement was in the best interests of the applicable Fund and its shareholders.

Shareholder Meetings:

On April 29, 2021, Segall Bryant & Hamill Trust (the “Trust”) held two Special Meetings of the shareholders of record as of February 24, 2021 (the “Shareholder Meeting”) of each series of the Trust (each a “Fund”, and together, the “Funds”). The First Shareholder Meeting was held for the purpose of approving a new investment advisory agreement by and between the Trust, on behalf of the relevant Fund, and Segall Bryant & Hamill, LLC, (the “Adviser”) (“Proposal 1”), and to allow shareholders of the Segall Bryant & Hamill Emerging Markets Fund to vote on the proposal to change the Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and to eliminate the fundamental investment restriction of the Fund with respect to diversification (“Proposal 2”). The Second Shareholder Meeting was held for the purpose of electing Thomas J. Abood to serve on the Board of Trustees until his resignation, retirement, death or removal or until his successor is duly elected and qualified.

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Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

Because a quorum of shareholders was not present for all Funds, the First Shareholder Meeting was adjourned until May 20, 2021.

A quorum of shareholders was present for all Funds for the Second Shareholder Meeting and the results of the vote are as follows:

	Total Shares	% of O/S
Outstanding Shares (“O/S”)	Voted	Voted	For	%	Withhold	%
257,163,223	148,369,919	57.69%	143,454,577	96.69%	4,915,167	3.31%

The First Shareholder Meeting was reconvened on May 20, 2021. A quorum of shareholders was not present for all Funds, and therefore the First Shareholder Meeting was adjourned until June 10, 2021.

The First Shareholder Meeting was reconvened on June 10, 2021 at which time Proposals 1 and 2 were voted on by shareholders of record as of the Record Date. The First Shareholder Meeting was adjourned until June 29, 2021 with respect to each Fund that had not reached quorum. The matters voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

Proposal 1:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill Emerging Markets Fund	5,408,565	3,958,506	73.19%	3,955,291	99.92%	2,098	0.05%	1,117	0.03%
Segall Bryant & Hamill Small Cap Core Fund	3,967,703	2,955,640	74.49%	2,945,692	99.66%	0	0.00%	9,948	0.34%
Segall Bryant & Hamill International Small Cap Fund	16,032,831	8,554,122	53.35%	6,193,676	72.41%	0	0.00%	2,360,446	27.59%
Segall Bryant & Hamill Workplace Equality Fund	3,022,154	2,111,932	69.88%	2,028,628	96.06%	26,766	1.27%	56,537	2.68%
Segall Bryant & Hamill Short Term Plus Fund	3,220,758	2,157,852	67.00%	2,157,852	100.00%	0	0.00%	0	0.00%
Segall Bryant & Hamill Municipal Opportunities Fund	17,467,775	8,873,694	50.80%	7,730,639	87.12%	53,738	0.61%	1,089,317	12.28%
Segall Bryant & Hamill Colorado Tax Free Fund	42,910,565	23,375,068	54.47%	21,222,848	90.79%	286,132	1.22%	1,866,089	7.98%

Proposal 2:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill Emerging Markets Fund	5,408,565	3,958,506	73.19%	3,955,291	99.92%	2,098	0.05%	1,117	0.03%

The First Shareholder Meeting was reconvened on June 29, 2021 at which time Proposal 1 was voted on by the shareholders of record of each Fund as of the Record Date. The First Shareholder Meeting was adjourned until July 14, 2021 with respect to each Fund that had not reached quorum. The matters voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill Small Cap Growth Fund	6,527,520	3,273,457	50.15%	3,086,212	94.28%	35,777	1.09%	151,468	4.63%
Segall Bryant & Hamill Plus Bond Fund	101,601,779	50,854,441	50.05%	47,380,356	93.17%	707,694	1.39%	2,766,391	5.44%
Segall Bryant & Hamill Quality High Yield Fund	9,529,521	5,640,530	59.19%	5,340,944	94.69%	53,840	0.95%	245,746	4.36%

Semi-Annual Report | June 30, 2021 |	161

Segall Bryant & Hamill Funds	Other Important Information
June 30, 2021 (Unaudited)

The First Shareholder Meeting was reconvened on July 14, 2021 at which time Proposal 1 was voted on by the shareholders of record of each Fund as of the Record Date. The First Shareholder Meeting was adjourned until July 29, 2021 with respect to each Fund that had not reached quorum. The matters voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill Small Cap Value Fund	33,799,520	17,056,968	50.47%	15,979,711	93.68%	98,982	0.58%	978,275	5.74%

The First Shareholder Meeting was reconvened on July 29, 2021 at which time Proposal 1 was voted on by the shareholders of record of each Fund as of the Record Date. The First Shareholder meeting was adjourned until August 5, 2021 with respect to each Fund that had not reached quorum. The matters voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant &Hamill Fundamental International Small Cap Fund	2,064,121	1,032,699	50.03%	924,763	89.55%	16,553	1.60%	91,384	8.85%

The First Shareholder Meeting was reconvened on August 5, 2021 at which time Proposal 1 was voted on by the shareholders of record of each Fund as of the Record Date. The First Shareholder meeting was adjourned until August 12, 2021 with respect to each Fund that had not reached quorum. The matters voted on by the shareholders of record of each Fund that had reached quorum and the results of the vote are as follows:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill Global All Cap Fund	3,536,444	1,783,196	50.42%	1,503,458	84.31%	38,106	2.14%	241,632	13.55%

The First Shareholder Meeting was reconvened on August 12, 2021, a quorum was not present with respect to the remaining Fund, and therefore the meeting was adjourned until August 19, 2021.

The First Shareholder Meeting was reconvened on August 19, 2021, Proposal 1 was voted on by the shareholders of record of the remaining Fund as of the Record Date and the results of the vote are as follows:

	Outstanding
	Shares	Total Shares	% of O/S
Fund Name	(“O/S”)	Voted	Voted	For	%	Against	%	Abstain	%
Segall Bryant & Hamill All Cap Fund	8,073,965	4,077,205	50.50%	3,495,044	85.72%	34,700	0.85%	547,461	13.43%

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Segall Bryant & Hamill Trustees and Officers:
Janice M. Teague, Chair
Thomas J. Abood, Trustee
John A. DeTore, Trustee
Rick A. Pederson, Trustee
James A. Smith, Trustee
Lloyd “Chip” Voneiff, Trustee
Philip L. Hildebrandt, President
Jasper R. Frontz, Treasurer & Chief Compliance Officer
Jennifer L. Leamer, Asst. Treasurer
Derek W. Smith, Secretary
Maggie Bull, Asst. Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246
Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.sbhfunds.com

A description of the policies and procedures that Segall Bryant & Hamill Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling toll-free (800) 392-2673; (ii) on the Funds’ website, www.sbhfunds.com; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT within 60 days after each fiscal quarter-end. Copies of the Segall Bryant & Hamill Funds exhibits to Form N-PORT are available without a charge, upon request, by contacting Segall Bryant & Hamill Funds toll-free at (800) 392-2673 and on the SEC’s website at www.sec.gov.

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus. Funds distributed by Ultimus Fund Distributors, LLC

SBH-SAR-21

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of this form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “1940 Act”) (17 CFR 270.30a-3(e)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) of 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270-30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL TRUST

By (Signature and Title)*		/s/ Philip L. Hildebrandt
Philip L. Hildebrandt, President/Principal Executive Officer
Date	September 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Philip L. Hildebrandt
Philip L. Hildebrandt, President/Principal Executive Officer

Date	September 8, 2021

By (Signature and Title)*		/s/ Jasper R. Frontz
Jasper R. Frontz, Treasurer/Principal Financial Officer

Date	September 8, 2021

* Print the name and title of each signing officer under his or her signature.